As Filed with the Securities and Exchange Commission on October 9, 1996
                         Registration No. 333-09703 ,811-07745

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. 1 /x/

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 1 /x/

                        (Check appropriate box or boxes.)


                          NATIONS LIFEGOAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              One NationsBank Plaza
                                   33rd Floor
                         Charlotte, North Carolina 28255
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (800) 626-2275

                          The Corporation Trust Company
                                 32 South Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)

                                   COPIES TO:

Robert M. Kurucza, Esq.                        Carl Frischling, Esq.
Marco E. Adelfio, Esq.                         Kramer, Levin, Naftalis & Frankel
Morrison & Foerster LLP                        919 Third Avenue
2000 Pennsylvania Avenue, N.W., Suite 5500     New York, New York  10022
Washington, D.C.  20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

It is expected that the securities will be sold to the public as soon as possible after the registration statement is effective.

The Registration hereby elects to register an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2(a) (1) under the Investment Company Act of 1940, as amended.

                                EXPLANATORY NOTE

         This Pre-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement") of Nations LifeGoal Funds, Inc. (the "Company") is being filed to reflect new names for three series: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (collectively, the "LifeGoal Portfolios"), an audited statement of assets and liabilities as of October 1, 1996, and certain non-material changes. Each of the LifeGoal Portfolios will invest substantially all of its assets in certain other portfolios within the Nations Fund Family (the "underlying Nations Funds") as a "fund of funds".

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)




N-1A ITEM NO.                                                     LOCATION

PART A                                                    PART A

Item 1.       Cover Page                                  Cover Page
Item 2.       Synopsis                                    Prospectus Summary
Item 3.       Condensed Financial Information             Not Applicable
Item 4.       General Description of Registrant           Objectives; How Objectives Are
                                                          Pursued; Description of Underlying
                                                          Nations Funds


Item 5.       Management of the Fund                      How the LifeGoal Portfolio Are Managed;
                                                          Shareholder Servicing and Distribution
                                                          Plans (for Investor A and Investor C
                                                          Shares); Shareholder Administration
                                                          Arrangements (for Primary B Shares)


Item 6.       Capital Stock and Other Securities          How Dividends and Distributions Are
                                                          Made; Tax Information; Organization
                                                          and History

Item 7.       Purchase of Securities Being                Expenses Summary; How Performance
              Offered                                     Is Shown; How to Buy Shares; How The
                                                          LifeGoal Portfolio Value Their Shares

Item 8.       Redemption or Repurchase                    How to Redeem Shares;
                                                          How to Exchange Shares

Item 9.       Pending Legal Proceedings                   Not Applicable

PART B                                                    PART B

Item 10.      Cover Page                                  Cover Page
Item 11.      Table of Contents                           Table of Contents
Item 12.      General Information and History             Introduction

Item 13.      Investment Objectives and Policies          Additional Information on the LifeGoal
                                                          Portfolio Investments; Additional
                                                          Information on Underlying Nations
                                                          Funds Investments




Item 14.      Management of the Fund                      Directors and Officers of the LifeGoal
                                                          Portfolio; Investment Advisory,
                                                          Administration, Custody, Transfer
                                                          Agency, Shareholder Servicing and
                                                          Distribution Agreements

Item 15.      Control Persons and Principal               Miscellaneous
              Holders of Securities

Item 16.      Investment Advisory and Other               Investment Advisory, Administration,
              Services                                    Custody, Transfer Agency, Shareholder
                                                          Servicing, Shareholder Administration
                                                          and Distribution Agreements; Counsel

Item 17.      Brokerage Allocation and Other              Not Applicable
              Practices

Item 18.      Capital Stock and Other Securities          Description of Shares
Item 19.      Purchase, Redemption and Pricing            Purchases and Redemptions, Net Asset
              of Securities Being Offered                 Value Determination

Item 20.      Tax Status                                  Additional Information Concerning
                                                          Taxes
Item 21.      Underwriters                                Distributor, Distribution Plans and
                                                          Shareholder Servicing Plans for Investor
                                                          Shares, Expenses

Item 22.      Calculation of Performance Data             Additional Information on Performance
Item 23.      Financial Statements                        Independent Accountant and Reports
                                                          Report of Independent Accountant;
                                                          Statement of Assets and Liabilities
                                                          at October 1, 1996


Prospectus

                                    Primary A Shares
                                    October 15, 1996


LIFEGOAL PORTFOLIOS


LifeGoal Growth Portfolio


LifeGoal Balanced Growth Portfolio


LifeGoal Income and Growth Portfolio


NATIONS FUND


Investment Adviser: NationsBanc Advisors, Inc.
Investment Sub-Adviser: TradeStreet Investment Associates, Inc.
Distributor: Stephens Inc.

Prospectus

                                    Primary A Shares
                                    October 15, 1996


This Prospectus describes three diversified investment portfolios, LifeGoal Growth Portfolio,
LifeGoal Balanced Growth Portfolio, and LifeGoal
Income and Growth Portfolio (each a "LifeGoal
Portfolio" and, collectively, the "LifeGoal
Portfolios"), of Nations LifeGoal Funds, Inc. (the
"Company"), an open-end management investment company in the Nations Fund Family. The LifeGoal
Portfolios invest substantially all of their assets in certain other funds within the Nations Fund
Family. These underlying funds are referred to in this Prospectus as "Nations Funds". This Prospectus describes one class of shares of each LifeGoal
Portfolio  -- Primary A Shares.


This Prospectus sets forth concisely the information about each LifeGoal Portfolio that a prospective purchaser of Primary A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional
Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Fund Family at its address or telephone number shown below. The SAI for the LifeGoal Portfolios, dated the same date as this Prospectus, is incorporated by reference in its entirety into this Prospectus. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the LifeGoal Portfolios. TradeStreet Investment
Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the "Adviser" refers to NBAI and/or
TradeStreet as the context may require.


SHARES OF THE NATIONS FUND FAMILY ARE NOT DEPOSITS
OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR
GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR
ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED
BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR
ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE
LIFEGOAL PORTFOLIOS INVOLVES CERTAIN RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN ADVISORY AND OTHER SERVICES TO THE NATIONS
FUND FAMILY, FOR WHICH THEY ARE COMPENSATED.
STEPHENS INC., WHICH IS NOT AFFILIATED WITH
NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND
SERVES AS THE DISTRIBUTOR FOR THE LIFEGOAL
PORTFOLIOS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

LIFEGOAL PORTFOLIOS:


LifeGoal Growth Portfolio


LifeGoal Balanced Growth Portfolio


LifeGoal Income and Growth Portfolio


                                                    For Portfolio information
                                                    call:
                                                    1-800-626-2275
                                                    Nations Fund Family
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    NATIONS FUND

                            Table  Of  Contents

About The LifeGoal Portfolios


                            Prospectus Summary                                 3
                            Expenses Summary                                   4
                            Objectives                                         6
                            How Objectives Are Pursued                         7
                            Description Of Underlying Nations Funds
                             -- Investment Objectives, Policies And Practices  9
                            How Performance Is Shown                          13

                            How The LifeGoal Portfolios Are Managed           14



                            Organization And History                          17


About Your
Investment


                            How To Buy Shares                                 17

                            How To Redeem Shares                              18

                            How To Exchange Shares                            18

                            How The LifeGoal Portfolios Value Their Shares    19

                            How Dividends And Distributions Are Made;
                            Tax Information                                   19

                            No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the LifeGoal Portfolios' SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the LifeGoal Portfolios or the distributor. This Prospectus does not constitute an offering by LifeGoal Portfolios or by the distributor in any jurisdiction in which such offering may not lawfully be made.

About The LifeGoal Portfolios

   Prospectus Summary
(Bullet) Type of Company: Open-end management investment company.
(Bullet) Investment Objectives and Policies:

  (Bullet) LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.


  (Bullet) LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.


  (Bullet) LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.


           The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.


(Bullet) Investment Adviser: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI also advises more than 43 other funds in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the LifeGoal Portfolios and to more than 39 other funds in the Nations Fund Family.


(Bullet) Dividends and Distributions: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.


(Bullet) Risk Factors: Although the Adviser seeks to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets and markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Principal Risk Considerations."

(Bullet) Minimum Purchase: $500,000 minimum initial investment per record holder. See "How To Buy Shares."
                                                                               3

   Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of average net assets for Primary A Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.


LIFEGOAL PORTFOLIOS PRIMARY A SHARES

Shareholder Transaction Expenses


                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio
Sales Load Imposed on Purchases                                                               None             None
Deferred Sales Load                                                                           None             None
                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio
Sales Load Imposed on Purchases                                                               None
Deferred Sales Load                                                                           None



Annual Portfolio Operating Expenses
(as a percentage of average net assets)



                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio

Management Fees                                                                               .25%             .25%
Other Expenses                                                                                 .0%              .0%
Total Operating Expenses                                                                      .25%             .25%


                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio

Management Fees                                                                               .25%
Other Expenses                                                                                 .0%
Total Operating Expenses                                                                      .25%


Examples:

You would pay the following expenses on a $1,000 investment in Primary A Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below, and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

[CAPTION]

                                                                                                                LifeGoal
                                                                                            LifeGoal Growth  Balanced Growth
                                                                                               Portfolio        Portfolio
1 Year                                                                                            $12              $11
3 Years                                                                                           $38              $34
                                                                                            LifeGoal Income
                                                                                              and Growth
                                                                                               Portfolio

1 Year                                                                                            $9
3 Years                                                                                           $29





The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.
4

Expense Ratios For The Underlying Nations Funds (Primary A Shares)
The following table provides the annualized expense ratios for Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1996.


                                                                                                  (after fee waivers
                                                                                                    and/or expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .50%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .50%
Nations International Equity Fund                                                                       1.17%
Nations Pacific Growth Fund                                                                             1.76%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .30%
Nations Strategic Fixed Income Fund                                                                      .72%
Nations Diversified Income Fund                                                                          .77%
Nations Short-Intermediate Government Fund                                                               .63%
Nations Short-Term Income Fund                                                                           .55%
Nations Global Government Income Fund                                                                   1.32%
* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.
                                                                                                     (before fee
                                                                                                    waivers and/or
                                                                                                       expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .70%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .70%
Nations International Equity Fund                                                                       1.18%
Nations Pacific Growth Fund                                                                             1.76%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .37%
Nations Strategic Fixed Income Fund                                                                      .83%
Nations Diversified Income Fund                                                                          .87%
Nations Short-Intermediate Government Fund                                                               .86%
Nations Short-Term Income Fund                                                                           .88%
Nations Global Government Income Fund                                                                   1.32%
* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.


LifeGoal Portfolios' Indirect Expenses


Based on the foregoing figures and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:



                                                                                                  (after fee waivers
                                                                                                    and/or expense
                                                                                                   reimbursements)
LifeGoal Growth Portfolio                                                                           .86% to 1.01%
LifeGoal Balanced Growth Portfolio                                                                   .89% to .94%
LifeGoal Income and Growth Portfolio                                                                 .56% to .73%
                                                                                                     (before fee
                                                                                                    waivers and/or
                                                                                                       expense
                                                                                                   reimbursements)
LifeGoal Growth Portfolio                                                                           .92% to 1.05%
LifeGoal Balanced Growth Portfolio                                                                  .97% to 1.04%
LifeGoal Income and Growth Portfolio                                                                 .77% to .91%




The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund.

   Objectives

(Bullet) LifeGoal Growth Portfolio -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            35-75%
Small/Mid-Capitalization Domestic Equity Funds                                        20-35%
Core International Equity Funds                                                       10-20%
Non-Core International Equity Funds                                                   0-10%

Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Non-Core International Equity Funds                                                 Nations Emerging Markets Fund
                                                                                    Nations Pacific Growth Fund



(Bullet) LifeGoal Balanced Growth Portfolio -- LifeGoal Balanced Growth
         Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            15-35%
Small/Mid-Capitalization Domestic Equity Funds                                        10-20%
Core International Equity Funds                                                       5-15%
Core Bond Funds                                                                       40-60%
Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Core Bond Funds                                                                     Nations Diversified Income Fund
                                                                                    Nations Strategic Fixed Income Fund
                                                                                    Nations Global Government Income Fund



(Bullet)LifeGoal Income and Growth Portfolio -- LifeGoal Income and Growth
        Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            10-30%
Core International Equity Funds                                                       0-10%
Short Duration Bond Funds                                                             50-90%
Money Market Funds                                                                    0-20%

Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Core International Equity Funds                                                     Nations International Equity Fund
Short Duration Bond Funds                                                           Nations Short-Term Income Fund
                                                                                    Nations Short-Intermediate Government
                                                                                    Fund
Money Market Funds                                                                  Nations Prime Fund



The LifeGoal Portfolios are intended primarily for long-term investors. The Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above, and potentially other Nations Funds, based on the percentage ranges shown above for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.

   How Objectives Are Pursued
Benefits of Asset Allocation
For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes in varying portions to gain exposure to the different return/risk characteristics of each asset class. Market segments (i.e., international stocks, domestic stocks, bonds) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.

The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.


In general, the greater the LifeGoal Portfolio's allocation to equity funds, the greater the potential return and risk of price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon.


Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. The LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market, and their shares are not insured against loss of principal.

The Asset Allocation Process

Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least quarterly for rebalancing at the discretion of the Adviser.


Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, over time, it is likely that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular fund category at any given time may deviate from the percentage ranges shown above, and such deviation may continue for some time.


The Adviser has adopted certain policies designed to reduce the extent of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.


Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.

Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios.

General Characteristics and Risk Factors of the Major Asset Classes
The underlying Nations Funds invest in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.
Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.
Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.
Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.
Money market securities are short term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.

Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.


Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same investment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.


Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.


Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise specified, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.


In order to register a LifeGoal Portfolio's shares for sale in certain states, a LifeGoal Portfolio may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a LifeGoal Portfolio determine that any such commitment is no longer in the best interests of the LifeGoal Portfolio, it may consider terminating sales of its shares in the states involved.


The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the

LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.


Portfolio Turnover: Generally, LifeGoal Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50%.

   Description of Underlying Nations Funds
    -- Investment Objectives, Policies and Practices

The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Fund at 1-800 982-2271.

Equity Funds
Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:
(Bullet) above-average earnings growth relative to the Standard & Poor's 500
         Composite Stock Price Index ("S&P 500 Index")1;
(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and
(Bullet) above-average return on equity relative to the S&P 500 Index, the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its assets in foreign securities.

Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. The Adviser believes that companies experiencing positive earnings trends have the potential to generate significant increases in share price. The Adviser identifies securities for inclusion in the portfolio through a combination of quantitative and qualitative methods. Using a computer modeling program, the portfolio manager identifies securities that have experienced positive earnings trends. Fundamental research is used to support the model's analysis. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, U.S. Government and corporate debt securities and foreign securities.


Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund invests primarily in emerging growth companies with revenues between $50 million and $1.5 billion. The Fund focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In selecting companies for investment, the Adviser considers overall growth prospects, financial condition, competitive position, technology, research and development, productivity, innovation and management strength among other factors. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is higher than that of larger companies so, while they may have greater potential for gains, they also carry greater downside risk.


Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields. The investment program of the Fund is


1 "Standard & Poor's 500" is a registered service mark of Standard & Poor's
  Corporation ("S&P"), which does not sponsor, and is not affiliated with, LifeGoal Portfolios or any of the Nations Funds.

based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than the S&P 500 Index with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.
Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its assets in foreign securities.
Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.

Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide total return which (gross of fees and expenses) exceeds that of the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").2 The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.


Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 450 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.

Nations Value Fund: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.
Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in foreign securities as well as U.S. Government Obligations and investment grade debt securities of domestic companies.
International Funds
Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth


2 "Standard & Poor's 600" is a registered service mark of S&P.

by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.
Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.
Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occurring in those countries are more likely to affect the Fund's investments.
Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.

Nations Global Government Income Fund: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.


Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness.

Bond Funds
Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more
                                                                              11
risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.
Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.
Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.

Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.

Money Market Fund
Nations Prime Fund: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.
General
Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Certain Nations Funds may lend their portfolio securities to qualified institutional investors, invest in restricted, private placement and other illiquid securities and engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.

In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.

Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended peri-
12
ods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.


Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.

Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.

Please consult the SAI and the prospectus of the particular Nations Fund, for more information about investment practices and risks.

   How Performance Is Shown

From time to time the LifeGoal Portfolios may advertise the total return and yield of a class of shares. In addition, the LifeGoal Portfolios may advertise the total return and yield of the Primary A Shares of certain underlying Nations Funds. Total return and yield figures are based on historical data and are not intended to indicate future performance. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Primary A Shares, the LifeGoal Portfolios offer Primary B, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal

Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below.


The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. Because the LifeGoal Portfolios are relatively new, they have no performance data of their own. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.

NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)


                                                                                12 Months      3-Year Period    5-Year Period
Fund Name (Date of Commencement of Operations)                                Ended 6/30/96    Ended 6/30/96    Ended 6/30/96
Nations Capital Growth Fund (9/30/92)                                            18.93%           13.92%             N/A
Nations Disciplined Equity Fund (10/1/92)**                                      20.88%%          14.03%             N/A
Nations Diversified Income Fund (10/30/92)                                        3.82%            6.17%             N/A
Nations Emerging Growth Fund (12/4/92)                                           32.90%           20.08%             N/A
Nations Emerging Markets Fund (6/30/95)                                           7.61%             N/A              N/A
Nations Equity Income Fund (4/11/91)                                             21.57%           13.77%           14.71%
Nations International Equity Fund (12/2/91)                                      19.07%           11.65%             N/A
Nations Managed Index Fund*                                                        N/A              N/A              N/A
Nations Managed SmallCap Index Fund*                                               N/A              N/A              N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%             N/A              N/A
Nations Short-Intermediate Government Fund (8/1/91)                               3.62%            3.73%             N/A
Nations Short-Term Income Fund (9/30/92)                                          5.50%            4.82%             N/A
Nations Strategic Fixed Income Fund (10/30/92)                                    3.41%            4.46%             N/A
Nations Value Fund (9/19/89)                                                     23.47%           16.07%           14.84%
Nations Global Government Income Fund (6/30/95)                                    N/A              N/A              N/A
                                                                                Inception
                                                                                 through
Fund Name (Date of Commencement of Operations)                                   6/30/96
Nations Capital Growth Fund (9/30/92)                                            13.50%%
Nations Disciplined Equity Fund (10/1/92)**                                      24.00%
Nations Diversified Income Fund (10/30/92)                                        8.62%
Nations Emerging Growth Fund (12/4/92)                                           17.39%
Nations Emerging Markets Fund (6/30/95)                                           7.61%
Nations Equity Income Fund (4/11/91)                                             13.90%
Nations International Equity Fund (12/2/91)                                       8.39%
Nations Managed Index Fund*                                                        N/A
Nations Managed SmallCap Index Fund*                                               N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%
Nations Short-Intermediate Government Fund (8/1/91)                               6.46%
Nations Short-Term Income Fund (9/30/92)                                          5.02%
Nations Strategic Fixed Income Fund (10/30/92)                                    6.17%
Nations Value Fund (9/19/89)                                                     13.52%
Nations Global Government Income Fund (6/30/95)                                  5.03%+



 * This Fund had not commenced operations as of June 30, 1996.

** Date shown reflects commencement of operations of the predecessor fund.

 + Total Return represents aggregate total return through 3/31/96 and does not reflect the deduction of any applicable sales charges.


   How The LifeGoal Portfolios Are Managed


The business and affairs of the Company are managed under thesupervision and direction of its Board of Directors. The LifeGoalPortfolios' SAI contains the names of and general background information concerning each Director of the Company.

The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and most of the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore Investment Management plc.

Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.


The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.


Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of 0.25% of the average daily net assets of each LifeGoal Portfolio. NBAI, in turn, compensates TradeStreet for sub-advisory services at an annual rate of 0.05% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet or Gartmore Global Partners sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. LifeGoal Portfolio's shareholders indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.


NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.


Andrew M. Silton has managed the LifeGoal Portfolios since their inception. Mr. Silton has been President, Chief Investment Officer and Managing Director of TradeStreet since 1995. Prior to assuming his position with TradeStreet, he was Director of Investment Strategy and Product Development for the Investment Management Group of NationsBank and head of the Equity Group. Mr. Silton has worked in the investment community since 1979. His past experience includes Senior Vice President, Director of Equity Strategy and Portfolio Management for Shields Asset Management. Mr. Silton was also Senior Vice President and Director of Research for First Albany Corporation, a regional brokerage firm. Prior to joining NationsBank, he operated his own management consulting firm which advised financial institutions and local government agencies. Mr. Silton received a B.A. in History from the State University of New York at Binghamton, a J.D. from the School of Law at the University of North Carolina at Chapel Hill and a M.A. from the Public Policy Institute of Duke University.

Morrison & Foerster LLP, counsel to the Company and Nations Fund, and special counsel to NBAI and certain of its affiliates, has advised the Company and Nations Fund that NBAI and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), a registered broker/dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connec-tion with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the Co-Administration Agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.


Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to Institutions that assist customers in purchasing Primary A Shares of LifeGoal Portfolios.


First Data serves as the Transfer Agent for each of LifeGoal Portfolio's Primary A Shares. NationsBank of Texas, N.A. ("NationsBank of Texas") serves as custodian for the assets of each LifeGoal Portfolio. NationsBank of Texas, which also serves as the sub-transfer agent for each LifeGoal Portfolio's Primary A Shares, is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation.

Stephens, First Data and NationsBank of Texas all provide services at the underlying Nations Fund level and are compensated directly by such Nations Funds for those services.
Price Waterhouse LLP serves as independent accountant to the Company. Its address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.


NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings.


The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.


The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.

   Organization And History

The LifeGoal Portfolios are members of the Nations Fund Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently has more than 43 distinct investment portfolios and total assets in excess of $18 billion.


Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996, but had no operations prior to the date of this Prospectus. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Primary A Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-982-2271.


Shares of each Portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective Portfolio of the Company, less (b) the liabilities of the Company attributable to the respective Portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each Portfolio or class.


Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.


As of the date of this Prospectus, Stephens owned all of the outstanding shares of the Company and, therefore, would be considered a controlling person of the Company and each of the LifeGoal Portfolios. As sales of the LifeGoal Portfolios' shares commence, it is expected that Stephens' percentage ownership will be reduced. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the Investment Company Act of 1940, as amended, (the "1940 Act") or Maryland law.

About Your Investment
   How To Buy Shares

There is a minimum initial investment of $500,000 for each recordholder; there is no minimum subsequent investment.


Primary A Shares may be sold to NationsBank and its affiliates acting on behalf of bona fide trust customers. Primary A Shares also may be sold to employee benefit plans, charitable foundations, endowments and to other funds in the Nations Fund Family.

Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.
Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Company reserves the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued. It is the responsibility of Institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their Customers.


Purchase orders for Primary A Shares in the LifeGoal Portfolios that are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which imme-
                                                                              17
diately available funds in payment of the purchase price are received by the LifeGoal Portfolio's Custodian. Such payment must be received not later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor.

Institutions are responsible for transmitting orders for purchases of Primary A Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to the Company.
   How To Redeem Shares

Institutions are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to the LifeGoal Portfolios. No charge for wiring redemption payments is imposed by the LifeGoal Portfolios, although Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.


Redemption proceeds for Primary A Shares of the LifeGoal Portfolios are normally remitted in federal funds wired to the redeeming Institution or investor within three Business Days following receipt of the order.


The LifeGoal Portfolios may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with the Portfolio drops below $250,000 as a result of redemptions, and the shareholder does not increase the balance to at least $250,000 on 60 days' written notice. If a Customer has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the Customer may be obliged to redeem all or a part of his or her Primary A Shares in the LifeGoal Portfolios to the extent necessary to maintain the required minimum balance in such Institution account. The LifeGoal Portfolios also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

   How To Exchange Shares

The exchange feature enables a shareholder of Primary A Shares of a LifeGoal Portfolio to acquire Primary A Shares of another fund in the Nations Fund Family (which includes both LifeGoal Portfolios and Nations Funds) when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Primary A Shares of a LifeGoal Portfolio for Primary A Shares of another Nations Fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.


The LifeGoal Portfolios and each of the other funds of the Nations Fund Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the LifeGoal Portfolios upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of the Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before exchanging to another fund. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.


The LifeGoal Portfolios reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

If you have telephone exchange privileges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request
18
directly to the entity through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.
Primary A Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary A Shares were purchased or, in other cases, to Stephens or the Transfer Agent. Investors should consult their Institution, Stephens or the Transfer Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

   How The LifeGoal Portfolios Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of each of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.


The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.

   How Dividends And Distributions Are Made;
   Tax Information
Dividends And Distributions

Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually.


Primary A Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Primary A Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Dividends are paid in the form of additional Primary A Shares of the same LifeGoal Portfolio unless the Customer or investor has elected no less than ten business days prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to LifeGoal Portfolio's Transfer Agent and will become effective with respect to dividends paid after its receipt.

Tax Information

Each of the LifeGoal Portfolios intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute all of its earnings each taxable year.


Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)


Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions from those funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund. Corporate shareholders of the Portfolios may be eligible for the dividends-received deduction on the dividends paid by the LifeGoal Portfolios to the extent that each LifeGoal Portfolio's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the LifeGoal Portfolio shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from federal income tax as long-term capital gains, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.

Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires the Company to withhold 31% from any dividends (other than exempt-interest dividends) and capital gain distributions paid by the Company and/or redemptions (including exchange redemptions) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAI.

Prospectus


                                    PRIMARY B SHARES
                                    OCTOBER 15, 1996



LIFEGOAL PORTFOLIOS


LifeGoal Growth Portfolio



LifeGoal Balanced Growth Portfolio


LifeGoal Income and Growth Portfolio


NATIONS FUND



INVESTMENT ADVISER: NationsBanc Advisors, Inc.
INVESTMENT SUB-ADVISER: TradeStreet Investment Associates, Inc.
DISTRIBUTOR: Stephens Inc.

Prospectus


                                    PRIMARY B SHARES
                                    OCTOBER 15, 1996



This Prospectus describes three diversified investment portfolios, LIFEGOAL GROWTH PORTFOLIO,
LIFEGOAL BALANCED GROWTH PORTFOLIO, and LIFEGOAL
INCOME AND GROWTH PORTFOLIO (each a "LifeGoal
Portfolio" and, collectively, the "LifeGoal
Portfolios"), of Nations LifeGoal Funds, Inc. (the
"Company"), an open-end management investment company in the Nations Fund Family. The LifeGoal
Portfolios invest substantially all of their assets in certain other funds within the Nations Fund
Family. These underlying funds are referred to in this Prospectus as "Nations Funds". This Prospectus describes one class of shares of each LifeGoal
Portfolio  -- Primary B Shares.



This Prospectus sets forth concisely the information about each LifeGoal Portfolio that a prospective purchaser of Primary B Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional
Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the LifeGoal Portfolios at its address or telephone number shown below. The SAI for the Nations Fund Family, dated the same date as this Prospectus, is incorporated by reference in its entirety into this Prospectus. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the LifeGoal Portfolios. TradeStreet Investment
Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the "Adviser" refers to NBAI and/or
TradeStreet as the context may require.



SHARES OF THE NATIONS FUND FAMILY ARE NOT DEPOSITS
OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR
GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR
ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED
BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR
ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE
LIFEGOAL PORTFOLIOS INVOLVES CERTAIN RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN ADVISORY AND OTHER SERVICES TO THE NATIONS
FUND FAMILY FOR WHICH THEY ARE COMPENSATED. STEPHENS
INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS
THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE
DISTRIBUTOR FOR THE LIFEGOAL PORTFOLIOS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

LIFEGOAL PORTFOLIOS:

LifeGoal Growth Portfolio



LifeGoal Balanced Growth Portfolio



LifeGoal Income and Growth Portfolio



                                                    For Portfolio information
                                                    call:
                                                    1-800-621-2192
                                                    Nations Fund Family
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    NATIONS FUND

                            Table  Of  Contents


About The LifeGoal Portfolios



                            Prospectus Summary                                 3

                            Expenses Summary                                   4

                            Objectives                                         6

                            How Objectives Are Pursued                         7

                            Description Of Underlying Nations Funds
                             -- Investment Objectives, Policies And Practices  9

                            How Performance Is Shown                          13


                            How The LifeGoal Portfolios Are Managed           14



                            Organization And History                          17


About Your
Investment



                            How To Buy Shares                                 17


                            How To Redeem Shares                              18


                            How To Exchange Shares                            18

                            Shareholder Administration Arrangements           19


                            How The LifeGoal Portfolios Value Their Shares    20


                            How Dividends And Distributions Are Made;
                            Tax Information                                   20



                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE LIFEGOAL PORTFOLIOS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE LIFEGOAL PORTFOLIOS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY LIFEGOAL PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The LifeGoal Portfolios


   Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:


  (Bullet) LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.



  (Bullet) LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.



  (Bullet) LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.



           The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.



(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI also advises more than 43 other funds in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the LifeGoal Portfolios and to more than 39 other funds in the Nations Fund Family.



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Principal Risk Considerations."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder.
         See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of average net assets for Primary B Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.



LIFEGOAL PORTFOLIO PRIMARY B SHARES


SHAREHOLDER TRANSACTION EXPENSES


                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio
Sales Load Imposed on Purchases (1)                                                           None             None
Deferred Sales Load                                                                           None             None

                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio
Sales Load Imposed on Purchases (1)                                                           None
Deferred Sales Load                                                                           None



ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)



                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio


Management Fees                                                                               .25%             .25%
Other Expenses                                                                                .50%             .50%
Total Operating Expenses                                                                      .75%             .75%


                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio


Management Fees                                                                               .25%
Other Expenses                                                                                .50%
Total Operating Expenses                                                                      .75%


(1) Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution (as defined below). Institutions, however, may charge the accounts of their customers for services provided in connection with the purchase or redemption of shares.

EXAMPLES:


You would pay the following expenses on a $1,000 investment in Primary B Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.


[CAPTION]

                                                                                                                LifeGoal
                                                                                            LifeGoal Growth  Balanced Growth
                                                                                               Portfolio        Portfolio

1 Year                                                                                            $17              $16
3 Years                                                                                           $53              $49

                                                                                            LifeGoal Income
                                                                                              and Growth
                                                                                               Portfolio
1 Year                                                                                            $14
3 Years                                                                                           $44



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary B Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed."


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXPENSE RATIOS FOR UNDERLYING NATIONS FUNDS (PRIMARY A SHARES)

The following table provides the annualized expense ratios for Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1996.


                                                                                                  (after fee waivers
                                                                                                    and/or expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .50%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .50%
Nations International Equity Fund                                                                       1.17%
Nations Pacific Growth Fund                                                                             1.76%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .30%
Nations Strategic Fixed Income Fund                                                                      .72%
Nations Diversified Income Fund                                                                          .77%
Nations Short-Intermediate Government Fund                                                               .63%
Nations Short-Term Income Fund                                                                           .55%
Nations Global Government Income Fund                                                                   1.32%
* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.

                                                                                                     (before fee
                                                                                                    waivers and/or
                                                                                                       expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .70%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .70%
Nations International Equity Fund                                                                       1.18%
Nations Pacific Growth Fund                                                                             1.76%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .37%
Nations Strategic Fixed Income Fund                                                                      .83%
Nations Diversified Income Fund                                                                          .87%
Nations Short-Intermediate Government Fund                                                               .86%
Nations Short-Term Income Fund                                                                           .88%
Nations Global Government Income Fund                                                                   1.32%
* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.



LIFEGOAL PORTFOLIOS' INDIRECT EXPENSES



Based on the foregoing figures and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:



                                                                                                  (after fee waivers
                                                                                                    and/or expense
                                                                                                   reimbursements)
LifeGoal Growth Portfolio                                                                           .86% to 1.01%
LifeGoal Balanced Growth Portfolio                                                                   .89% to .94%
LifeGoal Income and Growth Portfolio                                                                 .56% to .73%

                                                                                                     (before fee
                                                                                                    waivers and/or
                                                                                                       expense
                                                                                                   reimbursements)
LifeGoal Growth Portfolio                                                                           .92% to 1.05%
LifeGoal Balanced Growth Portfolio                                                                  .97% to 1.04%
LifeGoal Income and Growth Portfolio                                                                 .77% to .91%



The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund.

   Objectives


(Bullet) LIFEGOAL GROWTH PORTFOLIO -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.



FUND CATEGORY                                                                         RANGE
Large-Capitalization Domestic Equity Funds                                            35-75%
Small/Mid-Capitalization Domestic Equity Funds                                        20-35%
Core International Equity Funds                                                       10-20%
Non-Core International Equity Funds                                                   0-10%

FUND CATEGORY                                                                                        FUNDS

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Non-Core International Equity Funds                                                 Nations Emerging Markets Fund
                                                                                    Nations Pacific Growth Fund



(Bullet) LIFEGOAL BALANCED GROWTH PORTFOLIO -- LifeGoal Balanced Growth
         Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.



FUND CATEGORY                                                                         RANGE
Large-Capitalization Domestic Equity Funds                                            15-35%
Small/Mid-Capitalization Domestic Equity Funds                                        10-20%
Core International Equity Funds                                                       5-15%
Core Bond Funds                                                                       40-60%

FUND CATEGORY                                                                                        FUNDS

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Core Bond Funds                                                                     Nations Diversified Income Fund
                                                                                    Nations Strategic Fixed Income Fund
                                                                                    Nations Global Government Income Fund



(Bullet)LIFEGOAL INCOME AND GROWTH PORTFOLIO -- LifeGoal Income and Growth
        Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.



FUND CATEGORY                                                                         RANGE
Large-Capitalization Domestic Equity Funds                                            10-30%
Core International Equity Funds                                                       0-10%
Short Duration Bond Funds                                                             50-90%
Money Market Funds                                                                    0-20%

FUND CATEGORY                                                                                        FUNDS

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Core International Equity Funds                                                     Nations International Equity Fund
Short Duration Bond Funds                                                           Nations Short-Term Income Fund
                                                                                    Nations Short-Intermediate Government
                                                                                    Fund
Money Market Funds                                                                  Nations Prime Fund




The LifeGoal Portfolios are intended primarily for long-term investors. The Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above based on the percentage ranges shown above, and potentially other Nations Funds, for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.

   How Objectives Are Pursued

BENEFITS OF ASSET ALLOCATION

For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes in varying portions to gain exposure to the different return/risk characteristics of each asset class. Market segments (i.e., international stocks, domestic stocks, bonds) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.


The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.



In general, the greater the LifeGoal Portfolio's percentage allocation to equity funds, the greater the potential return and risk of price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon.



Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that a LifeGoal Portfolio will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market, are not insured against loss of principal.


THE ASSET ALLOCATION PROCESS


Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least quarterly for rebalancing at the discretion of the Adviser.



Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, over time, it is likely that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular fund category at any given time may deviate from the percentage ranges shown above, and such deviation may continue for some time.



The Adviser has adopted certain policies designed to reduce the extent of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.



Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.

Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios.


GENERAL CHARACTERISTICS AND RISK FACTORS OF THE MAJOR ASSET CLASSES

The underlying Nations Funds invest in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.

Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.

Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.

Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.

Money market securities are short term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.


INVESTMENT COMPANY SECURITIES: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.



Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same investment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.



Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.



INVESTMENT LIMITATIONS: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise specified, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.



In order to register a LifeGoal Portfolio's shares for sale in certain states, a LifeGoal Portfolio may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a LifeGoal Portfolio determine that any such commitment is no longer in the best interests of the LifeGoal Portfolio, it may consider terminating sales of its shares in the states involved.



The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.

PORTFOLIO TURNOVER: Generally, LifeGoal Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50%.


   Description of Underlying Nations Funds --
   Investment Objectives, Policies and Practices


The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Fund at 1-800 982-2271.


EQUITY FUNDS

NATIONS CAPITAL GROWTH FUND: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average earnings growth relative to the Standard & Poor's 500
         Composite Stock Price Index ("S&P 500 Index")1;
(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and
(Bullet) above-average return on equity relative to the S&P 500 Index,

the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its assets in foreign securities.


NATIONS DISCIPLINED EQUITY FUND: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. The Adviser believes that companies experiencing positive earnings trends have the potential to generate significant increases in share price. The Adviser identifies securities for inclusion in the portfolio through a combination of quantitative and qualitative methods. Using a computer modeling program, the portfolio manager identifies securities that have experienced positive earnings trends. Fundamental research is used to support the model's analysis. Under normal market conditions, the Fund invests at least 65% of its total assets in comon stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, U.S. Government and corporate debt securities and foreign securities.



NATIONS EMERGING GROWTH FUND: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund primarily invests in emerging growth companies with revenues between $50 million and $1.5 billion. The Fund focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In selecting companies for investment, the Adviser considers overall growth prospects, financial condition, competitive position, technology, research and development, productivity, innovation and management strength among other factors. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is higher than that of larger companies so, while they may have greater potential for gains, they also carry greater downside risk.



NATIONS EQUITY INCOME FUND: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector con-


1 "Standard & Poor's 500" is a registered service mark of Standard & Poor's
  Corporation ("S&P"), which does not sponsor, and is not affiliated with, LifeGoal Portfolios or any of the Nations Funds.

tributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than the S&P 500 Index with less volatility. Collectively, these traits may be combined in such fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.

Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its assets in foreign securities.

NATIONS MANAGED INDEX FUND: The Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.


Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.



NATIONS MANAGED SMALLCAP INDEX FUND: The Fund's investment objective is to seek, over the long-term, to provide total return which (gross of fees and expenses) exceeds that of the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").2 The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.



Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 450 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


NATIONS VALUE FUND: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.

Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in securities of foreign securities, as well as in U.S. Government Obligations and investment grade debt securities of domestic companies.

INTERNATIONAL FUNDS

NATIONS EMERGING MARKETS FUND: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far


2 "Standard & Poor's 600" is a registered service mark of S&P.

East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.

NATIONS INTERNATIONAL EQUITY FUND: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.

Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occurring in those countries are more likely to affect the Fund's investments.

NATIONS PACIFIC GROWTH FUND: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.


NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.



In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.



The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. dollar-denominated instruments.



Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.



Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness.


BOND FUNDS

NATIONS DIVERSIFIED INCOME FUND: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.

NATIONS SHORT-TERM INCOME FUND: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.


NATIONS STRATEGIC FIXED INCOME FUND: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.


MONEY MARKET FUND

NATIONS PRIME FUND: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.

GENERAL

OTHER INVESTMENT PRACTICES: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Certain Nations Funds may lend their portfolio securities to qualified institutional investors, invest in restricted, private placement and other illiquid securities and engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.


In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.


PRINCIPAL RISK CONSIDERATIONS: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.



Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.


Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.


Please consult the SAI and the prospectus of the particular Nations Fund, for more information about investment practices and risks.


   How Performance Is Shown


From time to time the LifeGoal Portfolios may advertise the total return and yield of a class of shares. In addition, the LifeGoal Portfolios may advertise the total return and yield of the Primary A Shares of certain underlying Nations Funds. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.


"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Primary B Shares, the LifeGoal Portfolios offer Primary A, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below.



The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. Because the LifeGoal Portfolios are relatively new, they have no performance data of their own. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.


NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)


                                                                                12 Months      3-Year Period    5-Year Period
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)                                Ended 6/30/96    Ended 6/30/96    Ended 6/30/96
Nations Capital Growth Fund (9/30/92)                                            18.93%           13.92%             N/A
Nations Disciplined Equity Fund (10/1/92)**                                      20.88%           14.03%             N/A
Nations Diversified Income Fund (10/30/92)                                        3.82%            6.17%             N/A
Nations Emerging Growth Fund (12/4/92)                                           32.90%           20.88%             N/A
Nations Emerging Markets Fund (6/30/95)                                           7.61%             N/A              N/A
Nations Equity Income Fund (4/11/91)                                             21.57%           13.77%           14.71%
Nations International Equity Fund (12/2/91)                                      19.07%           11.65%             N/A
Nations Managed Index Fund*                                                        N/A              N/A              N/A
Nations Managed SmallCap Index Fund*                                               N/A              N/A              N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%             N/A              N/A
Nations Short-Intermediate Government Fund (8/1/91)                               3.62%            3.73%             N/A
Nations Short-Term Income Fund (9/30/92)                                          5.50%            4.82%             N/A
Nations Strategic Fixed Income Fund (10/30/92)                                    3.41%            4.46%             N/A
Nations Value Fund (9/19/89)                                                     23.47%           16.07%           14.84%
Nations Global Government Income Fund (6/30/95)                                    N/A              N/A              N/A

                                                                                Inception
                                                                                 through
FUND NAME (DATE OF COMMENCEMENT OF OPERATIONS)                                   6/30/96
Nations Capital Growth Fund (9/30/92)                                            13.50%
Nations Disciplined Equity Fund (10/1/92)**                                      24.00%
Nations Diversified Income Fund (10/30/92)                                        8.62%
Nations Emerging Growth Fund (12/4/92)                                           17.39%
Nations Emerging Markets Fund (6/30/95)                                           7.61%
Nations Equity Income Fund (4/11/91)                                             13.90%
Nations International Equity Fund (12/2/91)                                       8.39%
Nations Managed Index Fund*                                                        N/A
Nations Managed SmallCap Index Fund*                                               N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%
Nations Short-Intermediate Government Fund (8/1/91)                               6.46%
Nations Short-Term Income Fund (9/30/92)                                          5.02%
Nations Strategic Fixed Income Fund (10/30/92)                                    6.17%
Nations Value Fund (9/19/89)                                                     13.52%
Nations Global Government Income Fund (6/30/95)                                  5.03%+



 * This Fund had not commenced operations as of June 30, 1996.


** Date shown reflects commencement of operations of the predecessor fund.


 + Total Return represents aggregate total return through 3/31/96 and does not reflect the deduction of any applicable sales charges.



   How The LifeGoal Portfolios Are Managed



The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.


The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and most of the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore Investment Management plc.


Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.



The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.



Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of 0.25% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI, in turn, compensates TradeStreet for sub-advisory services at an annual rate of 0.05% of the average daily net assets of each LifeGoal Portfolio. NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet or Gartmore Global Partners sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. In addition, the Adviser may from time to time compensate Institutions, as defined below, for providing certain services to Customers. LifeGoal Portfolio's shareholders indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.



NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.



Andrew M. Silton has managed the LifeGoal Portfolios since their inception. Mr. Silton has been President, Chief Investment Officer and Managing Director of TradeStreet since 1995. Prior to assuming his position with TradeStreet, he was Director of Investment Strategy and Product Development for the Investment Management Group of NationsBank and head of the Equity Group. Mr. Silton has worked in the investment community since 1979. His past experience includes Senior Vice President, Director of Equity Strategy and Portfolio Management for Shields Asset Management. Mr. Silton was also Senior Vice President and Director of Research for First Albany Corporation, a regional brokerage firm. Prior to joining NationsBank, he operated his own management consulting firm which advised financial institutions and local government agencies. Mr. Silton received a B.A. in History from the State University of New York at Binghamton, a J.D. from the School of Law at the University of North Carolina at Chapel Hill and a M.A. from the Public Policy Institute of Duke University.


Morrison & Foerster LLP, counsel to the Company and Nations Fund, and special counsel to NBAI and certain of its affiliates, has advised the Company and Nations Fund that NBAI and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), a registered broker-dealer with principal offices at 111

Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.



First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the Co-Administration Agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.



Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to Institutions that assist customers in purchasing Primary B Shares of LifeGoal Portfolios.



First Data serves as the Transfer Agent for each of LifeGoal Portfolio's Primary B Shares. NationsBank of Texas, N.A. ("NationsBank of Texas") serves as custodian for the assets of each LifeGoal Portfolio. NationsBank of Texas, which also serves as the sub-transfer agent for each LifeGoal Portfolio's Primary B Shares, is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation.


Stephens, First Data, and NationsBank of Texas all provide services at the underlying Nations Fund level and are compensated directly by such Nations Funds for those services.

Price Waterhouse LLP serves as independent accountant to the Company. Its address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.



NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings. Primary B Shares also bear certain class specific expenses, which are described under "Shareholder Administration Arrangements," below.



The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.



The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.

   Organization And History


The LifeGoal Portfolios are members of the Nations Fund Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently has more than 43 distinct investment portfolios and total assets in excess of $18 billion.



NATIONS LIFEGOAL FUNDS, INC.: The Company was incorporated in Maryland on July 3, 1996, but had no operations prior to the date of this Prospectus. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Primary B Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-982-2271.



Shares of each Portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective Portfolio of the Company, less (b) the liabilities of the Company attributable to the respective Portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each Portfolio or class.



Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.



As of the date of this Prospectus, Stephens owned all of the outstanding shares of the Company and, therefore, would be considered a controlling person of the Company and each of the LifeGoal Portfolios. As sales of the LifeGoal Portfolios' shares commence, it is expected that Stephens' percentage ownership will be reduced. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the Investment Company Act of 1940, as amended (the "1940 Act") or Maryland law.


About Your Investment

   How To Buy Shares

Primary B Shares may be purchased through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) ("Institutions") that have entered into a shareholder administration agreement (an "Administration Agreement") with the Company and/or a selling agreement with Stephens.

Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution. Institutions, however, may charge the accounts of their customers ("Customers") for services provided in connection with the purchase of shares.

Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

There is a minimum initial investment of $1,000 for each record holder; there is no minimum subsequent investment.

Pursuant to the Administration Agreements, Institutions will provide various shareholder services for their Customers that own Primary B Shares. From time to time, the Company may voluntarily reduce the maximum fees payable for shareholder services.


The Company reserves the right to reject any purchase order. The issuance of Primary B Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued.



Purchase orders for Primary B Shares in the LifeGoal Portfolios that are received by Stephens or by the Transfer Agent before the close of regular trading hours on the

Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the LifeGoal Portfolio's Custodian. Such payment must be received not later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution.


Institutions are responsible for transmitting orders for purchases of Primary B Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to the Company.

   How To Redeem Shares

Customers may redeem all or part of their Primary B Shares in accordance with instructions and limitations pertaining to their account at an Institution. It is the responsibility of the Institutions to transmit redemption orders to Stephens or to the Transfer Agent and to credit their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders that it receives to the Company. No charge for wiring redemption payments is imposed by the Company, although the Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary B Shares. Information concerning these services and any charges are available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.


Redemption proceeds for Primary B Shares of the LifeGoal Portfolios are normally remitted in federal funds wired to the redeeming Institution within three Business Days following receipt of the order.



The LifeGoal Portfolios may redeem a shareholder's Primary B Shares if the balance in such shareholder's account with the Portfolio drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. If a shareholder has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the shareholder may be obliged to redeem all or a part of his or her Primary B Shares in the LifeGoal Portfolios to the extent necessary to maintain the required minimum balance in such Institution account. The LifeGoal Portfolios also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


   How To Exchange Shares


The exchange feature enables a shareholder of Primary B Shares of a LifeGoal Portfolio to acquire Primary B Shares of another fund in the Nations Fund Family (which includes both LifeGoal Portfolios and Nations Funds) when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Primary B Shares of a LifeGoal Portfolio for Primary B Shares of another Nations Fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.



The LifeGoal Portfolios and each of the other funds of the Nations Fund Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the LifeGoal Portfolios upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of the Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before exchanging to another fund. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The LifeGoal Portfolios reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Provided your institution allows telephone exchanges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Institution through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.

Primary B Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary B Shares were purchased or, in some cases, to Stephens or the Transfer Agent. Investors should consult their Institution or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

   Shareholder Administration Arrangements


The LifeGoal Portfolios have adopted a Shareholder Administration Plan (the "Administration Plan") pursuant to which Institutions provide shareholder administration services to their Customers who from time to time beneficially own Primary B Shares. Payments under the Administration Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.60% of the average daily net asset value of the Primary B Shares beneficially owned by Customers with whom the Institutions have a servicing relationship. Additionally, in no event may the portion of the shareholder administration fee that constitutes a "service fee," as that term is defined in Rule 2830 of the Conduct Rules of the NASD, exceed 0.25% of the average daily net asset value of such Primary B Shares of a LifeGoal Portfolio. Holders of Primary B Shares will bear all fees paid to Institutions under the Administration Plan.



Such shareholder administration services supplement the services provided by Stephens, First Data and the Transfer Agent to shareholders of record. The shareholder administration services provided by Institutions may include: (i) aggregating and processing purchase and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the LifeGoal Portfolios on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may be reasonably requested.


The Company may suspend or reduce payments under the Administration Plan at any time, and payments are subject to the continuation of the Administration Plan described above and the terms of the Administration Agreement between Institutions and the Company. See the SAI for more details on the Administration Plan.


The Administration Plan also provides that, to the extent any portion of the fees payable under the Administration Plan is deemed to be for services primarily intended to result in the sale of LifeGoal Portfolio shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act.


The Company understands that Institutions may charge fees to their Customers who are the owners of Primary B Shares in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by an Institution under its Administration Agreement with the Company. The Administration Agreement requires an Institution to disclose to its Customers any compensation payable to the Institution by the Company and any other compensation payable by the Customers in connection with the investment of their assets in Primary B Shares. Customers of Institutions should read this Prospectus in light of the terms governing their accounts with their Institutions.

Conflict of interest restrictions may apply to the receipt by Institutions of compensation from the Company in connection with the investment of fiduciary assets in

Primary B Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Primary B Shares.


   How The LifeGoal Portfolios Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of each of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.



The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.


   How Dividends And Distributions Are Made;
   Tax Information

DIVIDENDS AND DISTRIBUTIONS


Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually.



Primary B Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.



The net asset value of Primary B Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Dividends are paid in the form of additional Primary B Shares of the same LifeGoal Portfolio unless the Customer or investor has elected no less than ten business days prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to LifeGoal Portfolio's Transfer Agent and will become effective with respect to dividends paid after its receipt.


TAX INFORMATION


Each of the LifeGoal Portfolios intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute all of its earnings each taxable year.



Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)



Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions from those funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund. Corporate shareholders of the Portfolio may be eligible for the dividends-received deduction on the dividends paid by the LifeGoal Portfolios to the extent that each LifeGoal Portfolio's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the LifeGoal Portfolio shares paying the dividends upon which the deduction is based for at least 46 days.



Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from federal income tax as long-term capital gains, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.


Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.



Federal law requires the Company to withhold 31% from any dividends (other than exempt-interest dividends) and capital gain distributions paid by the Company and/or redemptions (including exchange redemptions) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.



The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAI.

Prospectus
                                      Investor A Shares

                                      October 15, 1996



LIFEGOAL PORTFOLIOS
LifeGoal Growth Portfolio
LifeGoal Balanced Growth Portfolio
LifeGoal Income and Growth Portfolio


NATIONS FUND


Investment Adviser: NationsBanc Advisors, Inc.

Investment Sub-Adviser: TradeStreet Investment Associates, Inc.

Distributor: Stephens Inc.

PROSPECTUS



Investor A Shares

October 15, 1996



This Prospectus describes three diversified investment portfolios, LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio (each a "LifeGoal Portfolio" and, collectively, the "LifeGoal Portfolios"), of Nations LifeGoal Funds, Inc. (the "Company"), an open-end management investment company in the Nations Fund Family. The LifeGoal Portfolios invest substantially all of their assets in certain other funds within the Nations Fund Family. These underlying funds are referred to in this Prospectus as "Nations Funds". This Prospectus describes one class of shares of each LifeGoal Portfolio -- Investor A Shares.



This Prospectus sets forth concisely the information about each LifeGoal Portfolio that a prospective purchaser of Investor A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Fund Family at its address or telephone number shown below. The SAI for the LifeGoal Portfolios, dated the same date as this Prospectus, is incorporated by reference in its entirety into this Prospectus. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the "Adviser" refers to NBAI and/or TradeStreet as the context may require.




SHARES OF THE NATIONS FUND FAMILY ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE LIFEGOAL PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE CERTAIN ADVISORY AND OTHER SERVICES TO THE NATIONS FUND FAMILY, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR THE LIFEGOAL PORTFOLIOS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




LIFEGOAL PORTFOLIOS:
LifeGoal Growth Portfolio
LifeGoal Balanced Growth Portfolio
LifeGoal Income and Growth Portfolio




                                                    For Portfolio information
                                                    call:
                                                    1-800-321-7854
                                                    Nations Fund Family
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    NATIONS FUND

                            Table  Of  Contents

About The LifeGoal Portfolios


                            Prospectus Summary                                 3
                            Expenses Summary                                   4

                            Objectives                                         6


                            How Objectives Are Pursued                         7

                            Description Of Underlying Nations Funds
                             -- Investment Objectives, Policies And Practices  9

                            How Performance Is Shown                          13


                            How The LifeGoal Portfolios Are Managed           14


                            Organization And History                          17


About Your
Investment



                            How To Buy Shares                                 17


                            How To Redeem Shares                              19


                            How To Exchange Shares                            19


                            Shareholder Servicing and Distribution Plans      20


                            How The LifeGoal Portfolios Value Their Shares    21


                            How Dividends And Distributions Are Made;
                            Tax Information                                   21


                            No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the LifeGoal Portfolios' SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the LifeGoal Portfolios or the distributor. This Prospectus does not constitute an offering by LifeGoal Portfolios or by the distributor in any jurisdiction in which such offering may not lawfully be made.

About The LifeGoal Portfolios

   Prospectus Summary
(Bullet) Type of Company: Open-end management investment company.
(Bullet) Investment Objectives and Policies:

  (Bullet) LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.


  (Bullet) LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.


  (Bullet) LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.


           The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.


(Bullet) Investment Adviser: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI also advises more than 43 other funds in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the LifeGoal Portfolios and to more than 39 other funds in the Nations Fund Family.


(Bullet) Dividends and Distributions: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.


(Bullet) Risk Factors: Although the Adviser seeks to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not backed by the U. S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Principal Risk Considerations."

(Bullet) Minimum Purchase: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction-Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses for Investor A Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.


LIFEGOAL PORTFOLIOS INVESTOR A SHARES

Shareholder Transaction Expenses


                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                   None             None
Maximum Deferred Sales Load (as a percentage of the lower of the original purchase
  price or redemption proceeds)                                                               None             None
                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                   None
Maximum Deferred Sales Load (as a percentage of the lower of the original purchase
  price or redemption proceeds)                                                               None



Annual Portfolio Operating Expenses
(as a percentage of average net assets)



                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio


Management Fees                                                                               .25%             .25%
Rule 12b-1 fees (including shareholder servicing fees)                                        .25%             .25%
Other Expenses                                                                                 .0%              .0%
Total Operating Expenses                                                                      .50%             .50%


                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio

Management Fees                                                                               .25%
Rule 12b-1 fees (including shareholder servicing fees)                                        .25%
Other Expenses                                                                                 .0%
Total Operating Expenses                                                                      .50%


Examples:

You would pay the following expenses on a $1,000 investment in Investor A Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.



                                                                                                                LifeGoal
                                                                                            LifeGoal Growth  Balanced Growth
                                                                                               Portfolio        Portfolio
1 Year                                                                                            $15              $13
3 Years                                                                                           $45              $42
                                                                                            LifeGoal Income
                                                                                              and Growth
                                                                                               Portfolio
1 Year                                                                                            $12
3 Years                                                                                           $36





The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor A Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Expense Ratios For Underlying Nations Funds (Primary A Shares)

The following table provides the annualized expense ratios for Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1996.


                                                                                                  (after fee waivers
                                                                                                    and/or expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .50%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .50%
Nations International Equity Fund                                                                       1.17%
Nations Pacific Growth Fund                                                                             1.76%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .30%
Nations Strategic Fixed Income Fund                                                                      .72%
Nations Diversified Income Fund                                                                          .77%
Nations Short-Intermediate Government Fund                                                               .63%
Nations Short-Term Income Fund                                                                           .55%
Nations Global Government Income Fund                                                                   1.32%
* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.
                                                                                                     (before fee
                                                                                                    waivers and/or
                                                                                                       expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .70%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .70%
Nations International Equity Fund                                                                       1.18%
Nations Pacific Growth Fund                                                                             1.76%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .37%
Nations Strategic Fixed Income Fund                                                                      .83%
Nations Diversified Income Fund                                                                          .87%
Nations Short-Intermediate Government Fund                                                               .86%
Nations Short-Term Income Fund                                                                           .88%
Nations Global Government Income Fund                                                                   1.32%


* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.


LifeGoal Portfolios' Indirect Expenses


Based on the foregoing figures and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:



                                                                                                  (after fee waivers
                                                                                                    and/or expense
                                                                                                   reimbursements)
LifeGoal Growth Portfolio                                                                           .86% to 1.01%
LifeGoal Balanced Growth Portfolio                                                                   .89% to .94%
LifeGoal Income and Growth Portfolio                                                                 .56% to .73%
                                                                                                     (before fee
                                                                                                    waivers and/or
                                                                                                       expense
                                                                                                   reimbursements)
LifeGoal Growth Portfolio                                                                           .92% to 1.05%
LifeGoal Balanced Growth Portfolio                                                                  .97% to 1.04%
LifeGoal Income and Growth Portfolio                                                                 .77% to .81%



The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund.

   Objectives

(Bullet) LifeGoal Growth Portfolio -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.




Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            35-75%
Small/Mid-Capitalization Domestic Equity Funds                                        20-35%
Core International Equity Funds                                                       10-20%
Non-Core International Equity Funds                                                   0-10%

Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Non-Core International Equity Funds                                                 Nations Emerging Markets Fund
                                                                                    Nations Pacific Growth Fund



(Bullet) LifeGoal Balanced Growth Portfolio -- LifeGoal Balanced Growth
         Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            15-35%
Small/Mid-Capitalization Domestic Equity Funds                                        10-20%
Core International Equity Funds                                                       5-15%
Core Bond Funds                                                                       40-60%

Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Core Bond Funds                                                                     Nations Diversified Income Fund
                                                                                    Nations Strategic Fixed Income Fund
                                                                                    Nations Global Government Income Fund





(Bullet)LifeGoal Income and Growth Portfolio -- LifeGoal Income and Growth
        Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            10-30%
Core International Equity Funds                                                       0-10%
Short Duration Bond Funds                                                             50-90%
Money Market Funds                                                                    0-20%

Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Core International Equity Funds                                                     Nations International Equity Fund
Short Duration Bond Funds                                                           Nations Short-Term Income Fund
                                                                                    Nations Short-Intermediate Government
                                                                                    Fund
Money Market Funds                                                                  Nations Prime Fund



The LifeGoal Portfolios are intended primarily for long-term investors. The Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above, and potentially other Nations Funds, based on the percentage ranges shown above for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.

   How Objectives Are Pursued
Benefits of Asset Allocation

For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes in varying portions to gain exposure to the different return and risk characteristics of each asset class. Market segments (i.e., international stocks, domestic stocks, bonds) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.


The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.


In general, the greater the LifeGoal Portfolio's allocation to equity funds, the greater the potential return and risk of price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon.


Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that a LifeGoal Portfolio will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. The LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market, and their shares are not insured against loss of principal.

The Asset Allocation Process

Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least quarterly for rebalancing at the discretion of the Adviser.


Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, over time, it is likely that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular fund category at any given time may deviate from the percentage ranges shown above, and such deviation may continue for some time.


The Adviser has adopted certain policies designed to reduce the extent of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.


Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.

Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios.

General Characteristics and Risk Factors of the Major Asset Classes
The underlying Nations Funds invest in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.
Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.
Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.
Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.
Money market securities are short term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.

Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.


Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same investment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.


Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements, and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.


Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise specified, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.


In order to register a LifeGoal Portfolio's shares for sale in certain states, a LifeGoal Portfolio may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a LifeGoal Portfolio determine that any such commitment is no longer in the best interests of the LifeGoal Portfolio, it may consider terminating sales of its shares in the states involved.


The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.

Portfolio Turnover: Generally, LifeGoal Portfolio will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50%.

   Description of Underlying Nations Funds --
   Investment Objectives, Policies and Practices

The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Fund at 1-800 982-2271.

Equity Funds
Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:
(Bullet) above-average earnings growth relative to the Standard & Poor's 500
         Composite Stock Price Index ("S&P 500 Index")1;
(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and
(Bullet) above-average return on equity relative to the S&P 500 Index, the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its total assets in foreign securities.

Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. The Adviser believes that companies experiencing positive earnings trends have the potential to generate significant increases in share price. The Adviser identifies securities for inclusion in the portfolio through a combination of quantitative and qualitative methods. Using a computer modeling program, the portfolio manager identifies securities that have experienced positive earnings trends. Fundamental research is used to support the model's analysis. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, U.S. Government and corporate debt securities, and foreign securities.


Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund invests primarily in emerging growth companies with revenues between $50 million and $1.5 billion. The Fund focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In selecting companies for investment, the Adviser considers overall growth prospects, financial condition, competitive position, technology, research and development, productivity, innovation and management strength among other factors. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is higher than that of larger companies so, while they may have greater potential for gains, they also carry greater downside risk.

Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector con-


1 "Standard & Poor's 500" is a registered service mark of Standard & Poor's
  Corporation ("S&P"), which does not sponsor, and is not affiliated with, LifeGoal Portfolios or any of the Nations Funds.

tributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than the S&P 500 Index with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.

Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser.
The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its total assets in foreign securities.
Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.

Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide total return which (gross of fees and expenses) exceeds that of the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").2 The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.


Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 450 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.

Nations Value Fund: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.

Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in securities of foreign securities as well as U.S. Government Obligations and investment grade debt securities of domestic companies.

International Funds

Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far



2 "Standard & Poor's 600" is a registered service mark of S&P.

East, Africa and India. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.

Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.

Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occurring in those countries are more likely to affect the Fund's investments.
Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.

Nations Global Government Income Fund: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.


Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness.

Bond Funds
Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.

Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.
Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.


Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.

Money Market Fund
Nations Prime Fund: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.
General
Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Certain Nations Funds may lend their portfolio securities to qualified institutional investors, invest in restricted, private placement and other illiquid securities and engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.

In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.

Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.


Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.



Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.


Please consult the SAI and the prospectus of the particular Nations Fund, for more information about investment practices and risks.

   How Performance Is Shown

From time to time the LifeGoal Portfolios may advertise the total return and yield of a class of shares. In addition, the LifeGoal Portfolios may advertise the total return and yield of the Primary A Shares of certain underlying Nations Funds. Total return and yield figures are based on historical data and are not intended to indicate future performance. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor A Shares, the LifeGoal Portfolios offer Primary A, Primary B and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below.


The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. Because the LifeGoal Portfolios are relatively new, they have no performance data of their own. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.


NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)


                                                                                12 Months      3-Year Period    5-Year Period
Fund Name (Date of Commencement of Operations)                                Ended 6/30/96    Ended 6/30/96    Ended 6/30/96
Nations Capital Growth Fund (9/30/92)                                            18.93%           13.92%             N/A
Nations Disciplined Equity Fund (10/1/92)**                                      20.88%           14.03%             N/A
Nations Diversified Income Fund (10/30/92)                                        3.82%            6.17%             N/A
Nations Emerging Growth Fund (12/4/92)                                           32.90%           20.08%             N/A
Nations Emerging Markets Fund (6/30/95)                                           7.61%             N/A              N/A
Nations Equity Income Fund (4/11/91)                                             21.57%           13.77%           14.71%
Nations International Equity Fund (12/2/91)                                      19.07%           11.65%             N/A
Nations Managed Index Fund*                                                        N/A              N/A              N/A
Nations Managed SmallCap Index Fund*                                               N/A              N/A              N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%             N/A              N/A
Nations Short-Intermediate Government Fund (8/1/91)                               3.62%            3.73%             N/A
Nations Short-Term Income Fund (9/30/92)                                          5.50%            4.82%             N/A
Nations Strategic Fixed Income Fund (10/30/92)                                    3.41%            4.46%             N/A
Nations Value Fund (9/19/89)                                                     23.47%           16.07%           14.84%
Nations Global Government Income Fund (6/30/95)                                    N/A              N/A              N/A
                                                                                Inception
                                                                                 through
Fund Name (Date of Commencement of Operations)                                   6/30/96
Nations Capital Growth Fund (9/30/92)                                            13.50%
Nations Disciplined Equity Fund (10/1/92)**                                      24.00%
Nations Diversified Income Fund (10/30/92)                                        8.62%
Nations Emerging Growth Fund (12/4/92)                                           17.39%
Nations Emerging Markets Fund (6/30/95)                                           7.61%
Nations Equity Income Fund (4/11/91)                                             13.90%
Nations International Equity Fund (12/2/91)                                       8.39%
Nations Managed Index Fund*                                                        N/A
Nations Managed SmallCap Index Fund*                                               N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%
Nations Short-Intermediate Government Fund (8/1/91)                               6.46%
Nations Short-Term Income Fund (9/30/92)                                          5.02%
Nations Strategic Fixed Income Fund (10/30/92)                                    6.17%
Nations Value Fund (9/19/89)                                                     13.52%
Nations Global Government Income Fund (6/30/95)                                  5.03%+



 * This Fund had not commenced operations as of June 30, 1996.

** Date shown reflects commencement of operations of the predecessor fund.

 + Total Return represents aggregate total return through 3/31/96 and does not reflect the deduction of any applicable sales charges.


   How The LifeGoal Portfolios Are Managed


The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.

The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and most of the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore Investment Management plc.


Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.


The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.


Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of 0.25% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI, in turn, compensates TradeStreet for sub-advisory services at an annual rate of 0.05% of the average daily net assets of each LifeGoal Portfolio. NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet or Gartmore Global Partners sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. In addition, the Adviser may from time to time compensate Agents, as defined below, for providing certain services to Customers. LifeGoal Portfolio's shareholders indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.


NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.


Andrew M. Silton has managed the LifeGoal Portfolios since their inception. Mr. Silton has been President, Chief Investment Officer and Managing Director of TradeStreet since 1995. Prior to assuming his position with TradeStreet, he was Director of Investment Strategy and Product Development for the Investment Management Group of NationsBank and head of the Equity Group. Mr. Silton has worked in the investment community since 1979. His past experience includes Senior Vice President, Director of Equity Strategy and Portfolio Management for Shields Asset Management. Mr. Silton was also Senior Vice President and Director of Research for First Albany Corporation, a regional brokerage firm. Prior to joining NationsBank, he operated his own management consulting firm which advised financial institutions and local government agencies. Mr. Silton received a B.A. in History from the State University of New York at Binghamton, a J.D. from the School of Law at the University of North Carolina at Chapel Hill and a M.A. from the Public Policy Institute of Duke University.

Morrison & Foerster LLP, counsel to the Company and Nations Fund, and special counsel to NBAI and certain of its affiliates, has advised the Company and Nations Fund that NBAI and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the Co-Administration Agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.


Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor A Shares of the LifeGoal Portfolios. See "Shareholder Servicing and Distribution Plans."


First Data serves as the Transfer Agent for each of LifeGoal Portfolio's Investor A Shares. NationsBank of Texas, N.A. ("NationsBank of Texas") serves as custodian for the assets of each LifeGoal Portfolio.

Stephens, First Data and NationsBank of Texas all provide services at the underlying Nations Fund level and are compensated directly by such Nations Funds for those services.
Price Waterhouse LLP serves as independent accountant to the Company. Its address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.


NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings. Investor A Shares also bear certain class specific expenses, which are described under "Shareholder Servicing and Distribution Plans," below.


The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.


The reimbursement arrangements described above do not, of course, cover the indirect expenses incurred by LifeGoal Portfolio investors through their investments in Nations Funds. The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.

   Organization And History

The LifeGoal Portfolios are members of the Nations Fund Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently has more than 43 distinct investment portfolios and total assets in excess of $18 billion.


Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996, but had no operations prior to the date of this Prospectus. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Investor A Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Fund at 1-800-982-2271.


Shares of each Portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective Portfolio of the Company, less (b) the liabilities of the Company attributable to the respective Portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each Portfolio or class.



Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.


As of the date of this Prospectus, Stephens owned all of the outstanding shares of the Company and, therefore, would be considered a controlling person of the Company and each of the LifeGoal Portfolios. As sales of the LifeGoal Portfolios' shares commence, it is expected that Stephens' percentage ownership will be reduced. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the Investment Company Act of 1940, as amended (the "1940 Act") or Maryland law.

About Your Investment
   How To Buy Shares

The LifeGoal Portfolios have established various procedures for purchasing Investor A Shares in order to accommodate different investors. Purchase orders for Investor A Shares may be placed directly with a LifeGoal Portfolio or through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Fund ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."


There is a minimum initial investment of $1,000 in the LifeGoal Portfolios, except that the minimum initial investment is:

(Bullet) $500 for IRA investors;
(Bullet) $250 for non-working spousal IRAs; and (Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs") or salary reduction-Individual Retirement Accounts ("SAR-IRAs"). However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, the Company reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for invest-ments pursuant to the Systematic Investment Plan described below.


Investor A Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Company reserves the right to reject any purchase order. The issuance of Investor A Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


Opening an Account Directly With a LifeGoal Portfolio: Investors may open a regular (non-retirement) account directly with a LifeGoal Portfolio, either by mail or by wire.


By Mail: Investors should complete a New Account Application and forward it, along with a check made payable to the LifeGoal Portfolio, to:


LifeGoal Portfolio
P.O. Box 34602
Charlotte, NC 28254-4602

By Wire: Investors should call Investor Services at 1-800-982-2271 for an account number and use the following wire instructions:

LifeGoal Portfolio
c/o Boston Safe Deposit & Trust
ABA #011001234
DDA #154202

Account Name
Account Number
Fund Name
Investors should complete a New Account Application and mail it to the address above.
Retirement Accounts: For IRAs and other retirement accounts, investors should call Investor Services at 1-800-982-2271.

Additional Purchases: Additional purchases may be made by mail or wire. To purchase additional shares by mail, send a check made payable to the LifeGoal Portfolio with a reinvestment slip to the address set forth above. To purchase additional shares by wire, follow the wiring instructions set forth above.



Effective Time of Purchases: Purchase orders for Investor A Shares of the LifeGoal Portfolios which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the LifeGoal Portfolios' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor A Shares by their customers ("Customers"), and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to the Company.

Systematic Investment Plan: Under the LifeGoal Portfolios' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor A Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her LifeGoal Portfolio account. Transfers will occur on or about the 15th and/or 30th day of the applicable month. The systematic investment amount may be in any amount from $25 to $100,000. For more information concerning the SIP, contact your Agent or Investor Services.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. The Company requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, the Company reserves the right to record all telephone conversations.

   How To Redeem Shares

For shareholders who open and maintain an account directly with a LifeGoal Portfolio, redemption orders should be communicated to such LifeGoal Portfolio by calling Investor Services at 1-800-982-2271 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.) Redemption proceeds are normally sent by mail or wired within three Business Days after receipt of the order by the LifeGoal Portfolio. For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the LifeGoal Portfolio, Stephens, or the Transfer Agent, as the case may be. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customer's account with the redemption proceeds on a timely basis. Redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. No charge for wiring redemption payments is imposed by the Company. There is no redemption charge.


The Company may redeem a shareholder's Investor A Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Company also may redeem shares of the LifeGoal Portfolios involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor A Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to the Company have previously been made. The Company may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.
Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the LifeGoal Portfolios if the value of the Investor A Shares in his/her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor A Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by the Company at any time.

   How To Exchange Shares

The exchange feature enables a shareholder of Investor A Shares of a LifeGoal Portfolio to acquire Investor A Shares of another fund in the Nations Fund Family (which includes both LifeGoal Portfolios and Nations Funds) when that shareholder believes that a shift between funds is an appropriate investment decision. A qualifying exchange of Investor A Shares of a LifeGoal Portfolio for Investor A Shares of another Nations Fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.


For shareholders who maintain an account directly with a LifeGoal Portfolio, exchange requests should be communicated to the LifeGoal Portfolio by calling Investor Services at 1-800-982-2271 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.


The LifeGoal Portfolios and each of the other funds of the Nations Fund Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange fea-ture may be terminated or revised at any time by the LifeGoal Portfolios upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), absent unusual circumstances.


The current prospectus for each fund of the Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before exchanging to another fund. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Investor A Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). The Company reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the shareholder's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.

Automatic Exchange Feature: Under the LifeGoal Portfolios' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Fund to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Investor Services.

   Shareholder Servicing And Distribution Plans

The LifeGoal Portfolios' Shareholder Servicing and Distribution Plan (the "Investor A Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits the LifeGoal Portfolios to compensate (i) Servicing Agents and Selling Agents for services provided to their Customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. Aggregate payments under the Investor A Plan are calculated daily and paid monthly at a rate or rates set from time to time by the LifeGoal Portfolios, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor A Shares of the LifeGoal Portfolios.


The fees payable to Servicing Agents under the Investor A Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor A Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the LifeGoal Portfolios on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor A Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services. The fees payable to Selling Agents are used primarily to compensate or reimburse Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by the Company to Customers.

The fees under the Investor A Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor A Plan.

Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the LifeGoal Portfolios during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offering price per share on all sales of Investor A Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor A Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.

In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the LifeGoal Portfolios may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

The Company and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Servicing Agreements and Sales Support Agreements. See the SAI for more details on the Investor A Plan.
The Company understands that Agents may charge fees to their Customers who are the owners of Investor A Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with the Company. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or the Company and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.

   How The LifeGoal Portfolios Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of each of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.


The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.


   How Dividends And Distributions Are Made;
   Tax Information
Dividends and Distributions

Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually.


Investor A Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed. Distributions paid by the LifeGoal Portfolios with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


The net asset value of Investor A Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor A Shares of the same class in the same LifeGoal Portfolio. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares.

Tax Information

Each of the LifeGoal Portfolios intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute all of its earnings each taxable year.


Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from federal income tax, whether such income is received in cash or reinvested in additional shares. (Fed-eral income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)


Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions from those funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund. Corporate shareholders of the Portfolios may be eligible for the dividends-received deduction on the dividends paid by the LifeGoal Portfolios to the extent that each LifeGoal Portfolio's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the LifeGoal Portfolio shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from federal income tax as long-term capital gains, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes.

Dividends and capital gain distributions declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires the Company to withhold 31% from any dividends (other than exempt-interest dividends) and capital gain distributions paid by the Company and/or redemptions (including exchange redemptions) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.



The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAI.

Prospectus

                                   Investor C Shares
                                    October 15, 1996


LIFEGOAL PORTFOLIOS


LifeGoal Growth Portfolio


LifeGoal Balanced Growth Portfolio
LifeGoal Income and Growth Portfolio


NATIONS FUND


Investment Adviser: NationsBanc Advisors, Inc.
Investment Sub-Adviser: TradeStreet Investment Associates, Inc.
Distributor: Stephens Inc.

Prospectus

                                   Investor C Shares
                                    October 15, 1996


This Prospectus describes three diversified investment portfolios, LifeGoal Growth Portfolio,
LifeGoal Balanced Growth Portfolio and LifeGoal
Income and Growth Portfolio (each a "LifeGoal
Portfolio" and, collectively, the "LifeGoal
Portfolios"), of Nations LifeGoal Funds, Inc. (the
"Company"), an open-end management investment company in the Nations Fund Family. The LifeGoal
Portfolios invest substantially all of their assets in certain other funds within the Nations Fund
Family. These underlying funds are referred to in this Prospectus as "Nations Funds". This Prospectus describes one class of shares of each LifeGoal
Portfolio  -- Investor C Shares.


This Prospectus sets forth concisely the information about each LifeGoal Portfolio that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about the LifeGoal Portfolios is contained in a separate Statement of Additional
Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Nations Fund Family at its address or telephone number shown below. The SAI for the LifeGoal Portfolios, dated the same date as this Prospectus, is incorporated by reference in its entirety into this Prospectus. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the LifeGoal Portfolios. TradeStreet Investment
Associates, Inc. ("TradeStreet") is the investment sub-adviser to the LifeGoal Portfolios. As used in this Prospectus, the "Adviser" refers to NBAI and/or
TradeStreet as the context may require.


SHARES OF THE NATIONS FUND FAMILY ARE NOT DEPOSITS
OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR
GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR
ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED
BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR
ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE
LIFEGOAL PORTFOLIOS INVOLVES CERTAIN RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
CERTAIN ADVISORY AND OTHER SERVICES TO THE NATIONS
FUND FAMILY, FOR WHICH THEY ARE COMPENSATED.
STEPHENS INC., WHICH IS NOT AFFILIATED WITH
NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND
SERVES AS THE DISTRIBUTOR FOR THE LIFEGOAL
PORTFOLIOS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.


LIFEGOAL PORTFOLIOS:


LifeGoal Growth Portfolio


LifeGoal Balanced Growth Portfolio


LifeGoal Income and Growth Portfolio



                                                    For Portfolio information
                                                    call:
                                                    1-800-321-7854
                                                    Nations Fund Family
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    NATIONS FUND

                            Table  Of  Contents

About The LifeGoal Portfolios


                            Prospectus Summary                                 3
                            Expenses Summary                                   4
                            Objectives                                         6
                            How Objectives Are Pursued                         7
                            Description Of Underlying Nations Funds
                             -- Investment Objectives, Policies And Practices  9
                            How Performance Is Shown                          13

                            How The LifeGoal Portfolios Are Managed           14


                            Organization And History                          17


About Your
Investment

                            How To Buy Shares                                 17
                            How To Redeem Shares                              18

                            How To Exchange Shares                            20

                            Shareholder Servicing and Distribution Plans      20

                            How The LifeGoal Portfolios Value Their Shares    22


                            How Dividends And Distributions Are Made;
                            Tax Information                                   22


                            No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the LifeGoal Portfolios' SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the LifeGoal Portfolios or the distributor. This Prospectus does not constitute an offering by LifeGoal Portfolios or by the distributor in any jurisdiction in which such offering may not lawfully be made.

About The LifeGoal Portfolios

   Prospectus Summary
(Bullet) Type of Company: Open-end management investment company.
(Bullet) Investment Objectives and Policies:

  (Bullet) LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.


  (Bullet) LifeGoal Balanced Growth Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.


  (Bullet) LifeGoal Income and Growth Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.


           The LifeGoal Portfolios are designed for long-term investors seeking the benefits of asset allocation and diversification. Unlike traditional mutual funds, which invest directly in individual securities, the LifeGoal Portfolios pursue their investment objectives by allocating their assets among various Nations Funds.


(Bullet) Investment Adviser: NationsBanc Advisors, Inc. serves as the investment adviser to the LifeGoal Portfolios. NBAI also advises more than 43 other funds in the Nations Fund Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the LifeGoal Portfolios and to more than 39 other funds in the Nations Fund Family.


(Bullet) Dividends and Distributions: Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains, including net short-term capital gains, are distributed at least annually.


(Bullet) Risk Factors: Although the Adviser seeks to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. Investments in a LifeGoal Portfolio are not insured against loss of principal. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds stocks are subject to stock market risk, which is the risk that the value of the stocks held by Nations Funds may decline over short or even extended periods. Investments by a LifeGoal Portfolio in shares of a Nations Fund that holds debt securities are subject to interest rate risk, which is the risk that the value of the debt securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), held by Nations Funds may be adversely affected by changes in market interest rates. The value of Nations Funds' investments in debt securities will tend to decrease when interest rates rise and increase when interest rates fall. In addition, debt securities which are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Nations Funds may invest portions, and in some cases substantially all, of their assets in foreign securities. Foreign securities present unique investment risks, including risks associated with currency fluctuations, markets that tend to be less developed and more volatile than U.S. markets and markets that are characterized by less governmental supervision and lower disclosure standards. Certain of Nations Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Principal Risk Considerations."

(Bullet) Minimum Purchase: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction-Individual Retirement Accounts. Minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."
                                                                               3

   Expenses Summary

Expenses are one of several factors to consider when investing in a LifeGoal Portfolio. The following tables summarize estimated shareholder transaction and operating expenses as a percentage of net assets for Investor C Shares of each LifeGoal Portfolio. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each LifeGoal Portfolio over specified periods.


LIFEGOAL PORTFOLIOS INVESTOR C SHARES

Shareholder Transaction Expenses


                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio
Sales Load Imposed on Purchases                                                               None             None
Deferred Sales Load (as a percentage of the lower of the original purchase price or
  redemption proceeds) (1)                                                                    .50%             .50%

                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio
Sales Load Imposed on Purchases                                                               None
Deferred Sales Load (as a percentage of the lower of the original purchase price or
  redemption proceeds) (1)                                                                    .50%



Annual Portfolio Operating Expenses
(as a percentage of average net assets)



                                                                                                             LifeGoal
                                                                                         LifeGoal Growth  Balanced Growth
                                                                                            Portfolio        Portfolio

Management Fees                                                                               .25%             .25%
Rule 12b-1 Fees (After Fee Waivers)                                                           .25%             .25%
Shareholder Servicing Fees                                                                    .25%             .25%
Other Expenses                                                                                 .0%              .0%
Total Operating Expenses                                                                      .75%             .75%

                                                                                         LifeGoal Income
                                                                                           and Growth
                                                                                            Portfolio

Management Fees                                                                               .25%
Rule 12b-1 Fees (After Fee Waivers)                                                           .25%
Shareholder Servicing Fees                                                                    .25%
Other Expenses                                                                                 .0%
Total Operating Expenses                                                                      .75%


(1) A Deferred Sales Charge, if any, is imposed only with respect to Investor C Shares redeemed within one year of purchase.
Examples:

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below, and further assuming: (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                                                                LifeGoal
                                                                                            LifeGoal Growth  Balanced Growth
                                                                                               Portfolio        Portfolio
1 Year                                                                                            $22              $21
3 Years                                                                                           $53              $49
                                                                                            LifeGoal Income
                                                                                              and Growth
                                                                                               Portfolio
1 Year                                                                                            $19
3 Years                                                                                           $44





You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated LifeGoal Portfolio, assuming indirect expenses (the LifeGoal Portfolios' share of the expenses incurred by the underlying Nations Funds) at the midpoint of the after waiver ranges shown below and further assuming: a 5% annual return but no redemption.


                                                                                                                LifeGoal
                                                                                            LifeGoal Growth  Balanced Growth
                                                                                               Portfolio        Portfolio
1 Year                                                                                            $17              $16
3 Years                                                                                           $53              $49
                                                                                            LifeGoal Income
                                                                                              and Growth
                                                                                               Portfolio
1 Year                                                                                            $14
3 Years                                                                                           $44

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares of a LifeGoal Portfolio can expect. The figures in the above tables show the basis on which payments will be made, except that Other Expenses are estimated for the LifeGoal Portfolios' current fiscal year and the Examples include indirect expenses for the underlying Nations Funds' most recent fiscal year (or estimates thereof for new funds). Absent fee waivers, "Rule 12b-1 Fees" would be .75% for each LifeGoal Portfolio. For more complete descriptions of the LifeGoal Portfolios' operating expenses, see "How The LifeGoal Portfolios Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the LifeGoal Portfolios, see "Shareholder Servicing And Distribution Plans."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.
Expense Ratios For Underlying Nations Funds (Primary A Shares)
The following table provides the annualized expense ratios for the Primary A Shares of each of the selected underlying Nations Fund's investments for its fiscal period ended March 31, 1996.


                                                                                                  (after fee waivers
                                                                                                    and/or expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .50%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .50%
Nations International Equity Fund                                                                       1.17%
Nations Pacific Growth Fund                                                                             1.76%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .30%
Nations Strategic Fixed Income Fund                                                                      .72%
Nations Diversified Income Fund                                                                          .77%
Nations Short-Intermediate Government Fund                                                               .63%
Nations Short-Term Income Fund                                                                           .55%
Nations Global Government Income Fund                                                                   1.32%
* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.
                                                                                                     (before fee
                                                                                                    waivers and/or
                                                                                                       expense
                                                                                                   reimbursements)
Nations Disciplined Equity Fund                                                                         1.02%
Nations Capital Growth Fund                                                                              .96%
Nations Value Fund                                                                                       .96%
Nations Equity Income Fund                                                                               .90%
Nations Managed Index Fund*                                                                              .70%
Nations Emerging Growth Fund                                                                             .99%
Nations Managed SmallCap Index Fund*                                                                     .70%
Nations International Equity Fund                                                                       1.18%
Nations Pacific Growth Fund                                                                             1.78%
Nations Emerging Markets Fund                                                                           2.13%
Nations Prime Fund                                                                                       .37%
Nations Strategic Fixed Income Fund                                                                      .83%
Nations Diversified Income Fund                                                                          .87%
Nations Short-Intermediate Government Fund                                                               .86%
Nations Short-Term Income Fund                                                                           .88%
Nations Global Government Income Fund                                                                   1.32%
* Because this Nations Fund had not commenced operations as of March 31, 1996, the expense ratios are based on estimates for its current fiscal year.


LifeGoal Portfolios' Indirect Expenses


Based on the foregoing figures and the expected percentage investment ranges in the underlying Nations Funds, the range of the weighted average indirect expense ratio for each LifeGoal Portfolio is as follows:



                                                                                               (after fee waivers
                                                                                                 and/or expense
                                                                                                reimbursements)
LifeGoal Growth Portfolio                                                                        .86% to 1.01%
LifeGoal Balanced Growth Portfolio                                                                .89% to .94%
LifeGoal Income and Growth Portfolio                                                              .56% to .73%
                                                                                                  (before fee
                                                                                                 waivers and/or
                                                                                                    expense
                                                                                                reimbursements)
LifeGoal Growth Portfolio                                                                        .92% to 1.05%
LifeGoal Balanced Growth Portfolio                                                               .97% to 1.04%
LifeGoal Income and Growth Portfolio                                                              .77% to .91%



The indirect expense ratios fluctuate within these ranges depending upon how assets are allocated among the Nations Funds. The LifeGoal Portfolios will be invested in the Primary A Shares of the underlying Nations Funds and, under normal market conditions, will be allocated among the various fund categories in the percentages shown below. Under extraordinary circumstances, a LifeGoal Portfolio's investment in one or more Nations Funds might exceed these ranges. For temporary defensive purposes, any LifeGoal Portfolio may invest up to 100% of its assets in Nations Prime Fund.

   Objectives

(Bullet) LifeGoal Growth Portfolio -- LifeGoal Growth Portfolio's investment objective is to seek capital appreciation through exposure to a variety of equity market segments.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            35-75%
Small/Mid-Capitalization Domestic Equity Funds                                        20-35%
Core International Equity Funds                                                       10-20%
Non-Core International Equity Funds                                                   0-10%
Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Non-Core International Equity Funds                                                 Nations Emerging Markets Fund
                                                                                    Nations Pacific Growth Fund



(Bullet) LifeGoal Balanced Growth Portfolio -- LifeGoal Balanced Growth
         Portfolio's investment objective is to seek total return through a balanced portfolio of equity and fixed income securities.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            15-35%
Small/Mid-Capitalization Domestic Equity Funds                                        10-20%
Core International Equity Funds                                                       5-15%
Core Bond Funds                                                                       40-60%
Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Small/Mid-Capitalization Domestic Equity Funds                                      Nations Emerging Growth Fund
                                                                                    Nations Managed SmallCap Index Fund
Core International Equity Funds                                                     Nations International Equity Fund
Core Bond Funds                                                                     Nations Diversified Income Fund
                                                                                    Nations Strategic Fixed Income Fund
                                                                                    Nations Global Government Income Fund



(Bullet)LifeGoal Income and Growth Portfolio -- LifeGoal Income and Growth
        Portfolio's investment objective is to seek current income and modest growth to protect against inflation and to preserve purchasing power.



Fund Category                                                                         Range
Large-Capitalization Domestic Equity Funds                                            10-30%
Core International Equity Funds                                                       0-10%
Short Duration Bond Funds                                                             50-90%
Money Market Funds                                                                    0-20%

Fund Category                                                                                        Funds

Large-Capitalization Domestic Equity Funds                                          Nations Capital Growth Fund
                                                                                    Nations Disciplined Equity Fund
                                                                                    Nations Equity Income Fund
                                                                                    Nations Managed Index Fund
                                                                                    Nations Value Fund
Core International Equity Funds                                                     Nations International Equity Fund
Short Duration Bond Funds                                                           Nations Short-Term Income Fund
                                                                                    Nations Short-Intermediate Government
                                                                                    Fund
Money Market Funds                                                                  Nations Prime Fund



The LifeGoal Portfolios are intended primarily for long-term investors. The Portfolios are structured as "funds of funds" that allocate substantially all of their assets to investments in Primary A Shares of various Nations Funds. The performance of the LifeGoal Portfolios will, therefore, correspond to the performance of the various underlying Nations Funds. Additional information about the underlying Nations Funds, including their investment objectives, investment policies and practices, is set forth below under "Descriptions of Underlying Nations Funds." The Adviser allocates and reallocates each LifeGoal Portfolio's assets among the underlying Nations Funds identified above, and potentially other Nations Funds, based on the percentage ranges shown above for the various fund categories. As discussed below under "The Asset Allocation Process," a LifeGoal Portfolio's actual investment allocation may deviate from the percentage ranges shown above, over the short or long term.

   How Objectives Are Pursued
Benefits of Asset Allocation
For most investors, choosing the mix of asset classes is the most important investment decision they can make. Asset allocation is the single greatest determinant of an investor's return and risk. It is the process of developing a diversified portfolio by mixing different asset classes in varying portions to gain exposure to the different return/risk characteristics of each asset class. Market segments (i.e. -- international stocks, domestic stocks, bonds) tend to react in different ways to changes in economic conditions. Therefore, an investment approach that combines various market segments and asset classes may reduce overall portfolio volatility.

The assets of each LifeGoal Portfolio are allocated among various asset classes through their investment in different fund categories. Each LifeGoal Portfolio has its own asset allocation strategy which gives it a distinctive risk profile and offers different return potential. Investors should select the LifeGoal Portfolio (or Portfolios) which best matches their investment goals, risk tolerance and investment horizon.


In general, the greater the LifeGoal Portfolio's allocation to equity funds, the greater the potential return and risk of price decline. Because of equity funds' greater risks, investors in the LifeGoal Portfolios that have a higher allocation to equity funds should have a longer investment horizon.


Although the Adviser will seek to achieve the investment objective of each LifeGoal Portfolio, there is no assurance that it will be able to do so. No single LifeGoal Portfolio should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of a LifeGoal Portfolio fluctuates based on fluctuations in the values of the underlying Nations Funds' shares, which, in turn, fluctuate based on market conditions and other factors. Therefore, investors should not rely upon LifeGoal Portfolios for short-term financial needs. The LifeGoal Portfolios are not intended to provide a vehicle for participating in short-term swings in the stock market and their shares are not insured against loss of principal.

The Asset Allocation Process

Subject to the general supervision of the Company's Board of Directors, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. In this context, allocation is the process of setting or changing the weightings of the different fund categories and Nations Funds within a particular LifeGoal Portfolio's portfolio. The "weightings" of the different fund categories and Nations Funds within a particular LifeGoal Fund's portfolio are the percentage targets that the Adviser sets for investment in a particular fund category or Nations Fund. All fund category weightings will be within the overall percentage ranges shown above. Rebalancing is the process of bringing portfolio allocations back into alignment with the applicable weightings. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed at least quarterly for rebalancing at the discretion of the Adviser.


Although the Adviser may rebalance each LifeGoal Portfolio's holdings quarterly, it expects to rebalance less often. Thus, over time, it is likely that the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular Nations Fund or fund category will not correspond precisely with the applicable weightings. Also, depending on the frequency of rebalancings, the percentage of a particular LifeGoal Portfolio's assets actually invested in a particular fund category at any given time may deviate from the percentage ranges shown above, and such deviation may continue for some time.


The Adviser has adopted certain policies designed to reduce the extent of such deviations. For example, if any fund category percentage ranges are exceeded, the Adviser will allocate new investment dollars to the other fund categories. Likewise, the Adviser will allocate new investment dollars to fund categories whose minimum percentages have not been met. Redemption requests, however, will generally be met by redeeming shares of underlying Nations Funds according to the applicable weightings.


Determining the asset allocation applicable to each LifeGoal Portfolio is a two step process. The first step is determining the broad asset classes for each LifeGoal Portfolio -- large and small capitalization domestic stocks, foreign stocks, bonds and money market securities. In making this determination, the Adviser will consult the relevant historical data for the returns of each asset class in various economic scenarios. Those returns will be reviewed in the context of the Adviser's outlook for the economy and markets and adjusted for reasonableness. The second step in the process is to determine the particular Nations Funds in which each LifeGoal Portfolio will invest. The Adviser looks at historic returns and valuations to determine which Nations Funds are most appropriate. Determining how the individual Nations Funds may interact with one another within a portfolio is a critical part of this second step.

Although it is expected that the LifeGoal Portfolios will invest in the Nations Funds identified in "Description of Underlying Nations Funds," the Adviser has the discretion to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios.

General Characteristics and Risk Factors of the Major Asset Classes
The underlying Nations Funds invest in various stocks, bonds and money market securities. This section provides a brief summary of the general characteristics and overall risk factors associated with these asset classes. Additional information is provided under "Description of Underlying Nations Funds" below and in the prospectuses of the underlying Nations Funds.
Common stocks represent ownership in a company. Stock prices move with changes in a company's current earnings and its prospects for the future, and with overall stock market conditions. Stocks offer the potential for price appreciation and rising dividends. While smaller companies usually reinvest their earnings back into the company and therefore pay minimal, if any, dividends, they offer the possibility of greater appreciation.
Historically, stocks have provided higher returns than bonds or money market securities. Therefore, they have also provided the greatest protection against inflation and the resulting erosion of purchasing power. However, the additional return has been accompanied by additional volatility. Equity investors should have a long-term investment horizon and be willing to accept the inevitable periods of market declines.
Bonds are a contract. The issuer has an obligation to pay a specified rate of interest (which may be fixed or variable) at specified times and to repay the bond's principal value upon maturity. Bonds are subject to credit risk and to interest rate risk. Credit risk refers to the possibility that a bond's price may fall due to a credit downgrade or a principal or interest payment default. Interest rate risk refers to a bond's price movement in response to changes in market interest rates. As a general rule, when market interest rates rise, bond prices fall. Typically, the longer the maturity of a bond, the greater the potential price fluctuation.
Money market securities are short term debt obligations issued primarily by the U.S. Government, government agencies or corporations. High quality money market securities are very low risk investments; their low risk, however, is accompanied by lower potential returns relative to other investments.

Investment Company Securities: Each of the LifeGoal Portfolios intends, as a fundamental policy, to concentrate investments by investing 25% or more of its total assets in the mutual fund industry.


Although some of the Nations Funds in which the LifeGoal Portfolios invest do not necessarily share the same investment objective as the investing LifeGoal Portfolio, those Nations Funds will be selected by the Adviser based on the asset allocation process described above.


Although each LifeGoal Portfolio intends to invest substantially all of its assets in some or all of the underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements, and money market instruments with respect to any assets not so invested in Nations Funds. It is not expected that any LifeGoal Portfolio will invest more than 5% of its assets in any of these direct investments.


Investment Limitations: Each LifeGoal Portfolio is subject to a number of investment limitations, which are described in the SAI. Among other things, the LifeGoal Portfolios' fundamental policies permit them to borrow money from banks for temporary or emergency purposes, subject to percentage and other limitations, and to enter into forward purchase commitments and issue multiple classes of shares. The investment objective, policies and limitations of each LifeGoal Portfolio, unless otherwise specified, may be changed without a vote of the LifeGoal Portfolio's shareholders. If the investment objective, policies or limitations of a LifeGoal Portfolio change, shareholders should consider whether the LifeGoal Portfolio remains an appropriate investment in light of their current position and needs.


In order to register a LifeGoal Portfolio's shares for sale in certain states, a LifeGoal Portfolio may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a LifeGoal Portfolio determine that any such commitment is no longer in the best interests of the LifeGoal Portfolio, it may consider terminating sales of its shares in the states involved.


The Nations Funds also have adopted certain investment restrictions which may be more or less restrictive than those applicable to the LifeGoal Portfolios, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the investment restrictions described in the LifeGoal Portfolios' SAI. The investment restrictions of the underlying Nations Funds are set forth in their respective prospectuses and statements of additional information.

Portfolio Turnover: Generally, LifeGoal Portfolios will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. The LifeGoal Portfolios' portfolio turnover rates are not expected to exceed 50%.

   Description of Underlying Nations Funds
    -- Investment Objectives, Policies and Practices

The LifeGoal Portfolios seek to achieve their investment objectives by investing in certain Nations Funds (each, a "Fund"). The following section provides summaries of the Nations Funds' investment objectives, policies and practices. These summaries are intended to help investors understand some of the more significant aspects of the underlying Nations Funds, but are not intended to be comprehensive disclosures of all policies, practices and risks associated with investments by the LifeGoal Portfolios in the Nations Funds. To receive a prospectus for any underlying Nations Fund, which contains more complete information, please call Nations Fund at 1-800-982-2271.

Equity Funds
Nations Capital Growth Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential. The Fund invests in larger capitalization, high-quality companies which possess above average earnings growth potential. While the Fund's investments will generally be made in companies which share some of the following characteristics:
(Bullet) above-average earnings growth relative to the Standard & Poor's 500
         Composite Stock Price Index ("S&P 500 Index")1;
(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and
(Bullet) above-average return on equity relative to the S&P 500 Index, the Fund has a flexible charter which allows it to take advantage of other opportunities. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund may also invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics such as rights and warrants. The Fund may invest a portion of its assets in foreign securities.

Nations Disciplined Equity Fund: The Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share. The Adviser believes that companies experiencing positive earnings trends have the potential to generate significant increases in share price. The Adviser identifies securities for inclusion in the portfolio through a combination of quantitative and qualitative methods. Using a computer modeling program, the portfolio manager identifies securities that have experienced positive earnings trends. Fundamental research is used to support the model's analysis. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. The Fund also may invest in preferred stocks, securities convertible into common stock, warrants and rights to purchase common stock, options, and U.S. Government and corporate debt securities, and foreign securities.


Nations Emerging Growth Fund: The Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects. The Fund invests primarily in emerging growth companies with revenues between $50 million and $1.5 billion. The Fund focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may also include positions in special situation companies whose growth is expected to accelerate. In selecting companies for investment, the Adviser considers overall growth prospects, financial condition, competitive position, technology, research and development, productivity, innovation and management strength among other factors. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in securities convertible into common stocks and may invest a portion of its assets in foreign securities. The volatility of emerging growth stocks is higher than that of larger companies so, while they may have greater potential for gains, they also carry greater downside risk.


Nations Equity Income Fund: The Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields. The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. Second, diversifying equity holdings in a manner that includes every major economic sector con-


1 "Standard & Poor's 500" is a registered service marks of Standard & Poor's
  Corporation ("S&P"), which does not sponsor, and is not affiliated with, LifeGoal Portfolios or any of the Nations Funds.

tributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than the S&P 500 Index with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market, as measured by the S&P 500 Index, on a comparable risk basis.
Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants and other debt securities, including up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. The Fund may invest a portion of its assets in foreign securities.
Nations Managed Index Fund: The Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500 Index. The Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.

Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the index over time. The Adviser ranks the attractiveness of each security in the S&P 500 Index according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of 350 to 400 holdings that capture the investment characteristics of the S&P 500 Index. Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event at least 65% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.


Nations Managed SmallCap Index Fund: The Fund's investment objective is to seek, over the long-term, to provide total return which (gross of fees and expenses) exceeds that of the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").2 The Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a capitalization weighted index consisting of 600 domestic stocks which captures the economic and industry characteristics of small stock performance.


Unlike traditional index funds, the Fund has a "managed" aspect. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the index over time. From the initial S&P 600 Index stock universe, the Adviser ranks the attractiveness of each security according to a multifactor valuation model. The Adviser then screens out the lower ranked stocks resulting in a portfolio of approximately 450 to 500 holdings that capture the investment characteristics of the S&P 600 Index. Under normal conditions, substantially all of the Fund's assets, and, in any event at least 65% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests.

Nations Value Fund: The Fund's investment objective is to seek growth of capital by investing in companies believed to be undervalued. The Fund invests in high quality, large capitalization stocks which are believed to be undervalued relative to the overall stock market or other stocks within the same industry. The principal factor considered by the Adviser in making this determination is the ratio of a stock's price to earnings. The Adviser believes that companies with lower price to earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. Through a combination of the "value" approach and broad diversification among economic sectors and industries, the Fund pursues above-average returns while seeking to avoid above-average risk.
Under normal market conditions, at least 65% of the Fund's total assets are invested in domestic stocks. The Fund may invest a portion of its assets in foreign securities as well as U.S. Government Obligations and investment grade debt securities of domestic companies.
International Funds

Nations Emerging Markets Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India. Under normal market conditions,


2 "Standard & Poor's 600" is a registered service mark of S&P.

the Fund will invest at least 65% of its total assets in equity securities of companies in emerging markets. The Fund also may invest in other types of instruments, including debt securities. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. In such cases, events occurring in such country are more likely to affect the Fund's investments.
Nations International Equity Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other areas, including developing countries. The Fund invests in both established and developing markets around the world. While emphasizing established markets, the Fund typically has some exposure to the more rapidly growing markets of the Pacific Basin, Latin America and Eastern Europe.
Under normal market conditions, the Fund will invest at least 65% of its assets in common stocks of non-United States companies and may invest up to 35% of its assets in any other type of security, including convertible securities, preferred stocks, and various debt securities. Under normal circumstances, the Fund invests in at least three different countries. Under unusual circumstances, however, the Fund may invest all of its assets in one or two countries. In such cases, events occuring in those countries are more likely to affect the Fund's investments.
Nations Pacific Growth Fund: The Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan). Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. The Fund intends to invest in at least three different countries, although it may, from time to time, invest all or a significant portion of its assets in a single country. In such cases, events occurring in that country are more likely to affect the Fund's investments. The Fund will focus on equity securities, but may also invest in investment grade debt obligations.

Nations Global Government Income Fund: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.


Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness.

Bond Funds
Nations Diversified Income Fund: The Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities. The Fund actively seeks opportunities within various bond market sectors, balancing credit and interest rate risk. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations, including fixed income securities such as government, government agency and corporate bonds. Up to 35% of the Fund's total assets may be invested in securities rated lower than investment grade. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be greater than five
                                                                              11
years. Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest a portion of its assets in foreign securities.
Nations Short-Intermediate Government Fund: The Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be three to five years and the duration will not exceed five years.
Nations Short-Term Income Fund: The Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in a broad range of investment grade debt obligations. Under normal market conditions, it is expected that the average weighted maturity and the duration of the Fund's portfolio will not exceed three years. The Fund may invest a portion of its assets in foreign securities.

Nations Strategic Fixed Income Fund: The Fund's investment objective is to seek total return by investing in investment grade fixed income securities. The Fund invests in a broad range of investment grade debt securities. Under normal market conditions, it is expected that the average weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances exceed 15 years. Under normal market conditions, the Fund will invest at least 65% of the total value of its assets in government, corporate and mortgage-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest a portion of its assets in foreign securities.

Money Market Fund
Nations Prime Fund: The Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities. The Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government. The Fund may also invest in bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, and repurchase agreements relating to U.S. Government Obligations. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund can maintain a stable net asset value of $1.00 per share.
General
Other Investment Practices: Each of the Nations Funds may invest in certain specified derivative securities, including some or all of the following: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and Commodity Futures Trading Commission-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure and/or risk-management. Certain Nations Funds may lend their portfolio securities to qualified institutional investors, invest in restricted, private placement and other illiquid securities and engage in reverse repurchase agreements and dollar roll transactions. Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Nations Funds. Certain Nations Funds also may invest in instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers.

In addition to the foregoing investment practices, some of the underlying Nations Funds may invest in securities issued by other investment companies, preferred stock, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants), guaranteed investment contracts, money market instruments, below-investment grade debt ("junk bonds"), debt obligations of foreign issuers and stocks of foreign corporations, obligations of domestic or foreign governments and their political subdivisions, American Depository Receipts ("ADRs", also called American Depository Shares), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), securities of foreign investment funds or trusts, real estate investment trust securities, convertible debentures, mortgage-backed securities, mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), mortgage-backed bonds, other asset-backed securities and obligations of foreign banks and foreign branches of U.S. banks.

Principal Risk Considerations: Investments by a Nations Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that a Nations Fund holds, like the broader stock market, may decline over short or even extended periods. The value of a Nations Fund's investments in debt securities, including U.S. Government Obligations, will
12
tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Investments by a Nations Fund in foreign securities present additional risks. These risks include restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in United States markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.


Certain of the U.S. Government Obligations that may be purchased by a Nations Fund (or, under certain circumstances, directly by a LifeGoal Portfolio) are not backed by the U.S. Treasury. For example, some U.S. Government Obligations are supported only by the credit of the issuer/guarantor or by the right of the issuer/guarantor to borrow from the U.S. Government. In addition, the market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. Certain types of U.S. Government Obligations are subject to fluctuations in maturity, yield or value due to their structure or contract terms.

Certain of the underlying Nations Funds may invest in derivative securities ("derivatives"). A derivative is a financial instrument whose value is based, at least partly, on the value of an underlying stock, stock index, future or other security. Examples of such derivatives include futures contracts, options, interest rate and currency swap transactions. Certain types of derivatives can, under certain circumstances, significantly increase an investor's exposure to market or other risks.

Please consult the SAI and the prospectus of the particular Nations Fund for more information about investment practices and risks.

   How Performance Is Shown

From time to time the LifeGoal Portfolios may advertise the total return and yield of a class of shares. In addition, the LifeGoal Portfolios may advertise the total return and yield of the Primary A Shares of certain underlying Nations Funds. Total return and yield figures are based on historical data and are not intended to indicate future performance. The "total return" of a class of shares of a LifeGoal Portfolio or Nations Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a LifeGoal Portfolio or Nations Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" of a class of shares of a non-money market fund is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of the class by the maximum public offering price per share on the last day of that period. "Yield" of a class of shares of a money market fund, such as the Nations Prime Fund, is calculated by annualizing the income generated by an investment in such class over a seven-day period, and showing it as a percentage of that investment. "Effective yield" assumes reinvestment of income.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a LifeGoal Portfolio's or Nations Fund's portfolio and operating expenses. Investment performance also often reflects the risks associated with a LifeGoal Portfolio's or Nations Fund's investment objective and policies. These factors should be considered when comparing a LifeGoal Portfolio's or Nations Fund's investment results to those of other mutual funds and other investment vehicles. Since net asset value and yields fluctuate, yield data cannot necessarily be used to compare an investment in the LifeGoal Portfolios or Nations Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor C Shares, the LifeGoal Portfolios offer Primary A, Primary B, and Investor A Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a LifeGoal Portfolio's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the LifeGoal Portfolios will not be included in calculations of total return or yield. The Company's annual report will contain additional performance information and will be available upon request without charge from the LifeGoal Portfolios' distributor or an investor's Institution, as defined below.


The following information shows the average annual returns of the underlying Nations Funds in which the LifeGoal Portfolios may invest. Because the LifeGoal Portfolios are relatively new, they have no performance data of their own. The performance of the underlying Nations Funds is shown for illustrative purposes only and is not intended to show LifeGoal Portfolio performance.

NATIONS FUNDS
AVERAGE ANNUAL RETURNS -- PRIMARY A SHARES (UNAUDITED)


                                                                                12 Months      3-Year Period    5-Year Period
Fund Name (Date of Commencement of Operations)                                Ended 6/30/96    Ended 6/30/96    Ended 6/30/96
Nations Capital Growth Fund (9/30/92)                                            18.93%           13.92%             N/A
Nations Disciplined Equity Fund (10/1/92)**                                      20.88%           14.03%             N/A
Nations Diversified Income Fund (10/30/92)                                        3.82%            6.17%             N/A
Nations Emerging Growth Fund (12/4/92)                                           32.90%           20.08%             N/A
Nations Emerging Markets Fund (6/30/95)                                           7.61%             N/A              N/A
Nations Equity Income Fund (4/11/91)                                             21.57%           13.77%           14.71%
Nations International Equity Fund (12/2/91)                                      19.07%           11.65%             N/A
Nations Managed Index Fund*                                                        N/A              N/A              N/A
Nations Managed SmallCap Index Fund*                                               N/A              N/A              N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%             N/A              N/A
Nations Short-Intermediate Government Fund (8/1/91)                               3.62%            3.73%             N/A
Nations Short-Term Income Fund (9/30/92)                                          5.50%            4.82%             N/A
Nations Strategic Fixed Income Fund (10/30/92)                                    3.41%            4.46%             N/A
Nations Value Fund (9/19/89)                                                     23.47%           16.07%           14.84%
Nations Global Government Income Fund (6/30/95)                                    N/A              N/A              N/A
                                                                                Inception
                                                                                 through
Fund Name (Date of Commencement of Operations)                                   6/30/96
Nations Capital Growth Fund (9/30/92)                                            13.50%
Nations Disciplined Equity Fund (10/1/92)**                                      24.00%
Nations Diversified Income Fund (10/30/92)                                        8.62%
Nations Emerging Growth Fund (12/4/92)                                           17.39%
Nations Emerging Markets Fund (6/30/95)                                           7.61%
Nations Equity Income Fund (4/11/91)                                             13.90%
Nations International Equity Fund (12/2/91)                                       8.39%
Nations Managed Index Fund*                                                        N/A
Nations Managed SmallCap Index Fund*                                               N/A
Nations Pacific Growth Fund (6/30/95)                                             3.83%
Nations Short-Intermediate Government Fund (8/1/91)                               6.46%
Nations Short-Term Income Fund (9/30/92)                                          5.02%
Nations Strategic Fixed Income Fund (10/30/92)                                    6.17%
Nations Value Fund (9/19/89)                                                     13.52%
Nations Global Government Income Fund (6/30/95)                                  5.03%+



 * This Fund had not commenced operations as of June 30, 1996.

** Date shown reflects commencement of operations of the predecessor fund.

 + Total Return represents aggregate total return through 3/31/96 and does not reflect the deduction of any applicable sales charges.


   How The LifeGoal Portfolios Are Managed


The business and affairs of the Company are managed under the supervision and direction of its Board of Directors. The LifeGoal Portfolios' SAI contains the names of and general background information concerning each Director of the Company.

The Company and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the LifeGoal Portfolios and the Nations Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the LifeGoal Portfolios and the Nations Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina, 28255, serves as the investment sub-adviser to three of the underlying Nations Funds. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc, a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities own 100% of the equity of Gartmore Investment Management plc.

Subject to the general supervision of the Company's Board of Directors, and in accordance with each LifeGoal Portfolio's investment policies, the Adviser is responsible for allocating and reallocating each LifeGoal Portfolio's assets among the Nations Funds in which it invests, and for rebalancing such portfolio allocations. A LifeGoal Portfolio's investments are continuously monitored and are reallocated as often as the Adviser deems appropriate. In addition, portfolio allocations and performance are reviewed quarterly for rebalancing at the discretion of the Adviser.


The Adviser has the ability to change the particular Nations Funds used as underlying investments for the LifeGoal Portfolios. Among other things, the Adviser may substitute or include other funds from the Nations Fund Family, including any introduced subsequent to this Prospectus, as permissible investments for the LifeGoal Portfolios. In the event the Adviser seeks to invest the assets of a LifeGoal Portfolio in a Nations Fund not identified in this Prospectus, the Company will amend or supplement the Prospectus to include all pertinent information.


Both the LifeGoal Portfolios and Nations Funds have investment advisory arrangements with NBAI. NBAI is entitled to receive advisory fees at an annual rate of 0.25% of the average daily net assets of each LifeGoal Portfolio. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI, in turn, compensates TradeStreet for sub-advisory services at an annual rate of 0.05% of the average daily net assets of each LifeGoal Portfolio. NBAI also receives advisory fees at varying rates from the underlying Nations Funds, and pays TradeStreet or Gartmore Global Partners sub-advisory fees for their services to the underlying Nations Funds. From time to time, the Adviser may waive or reimburse (either voluntarily or pursuant to applicable state expense limitations) advisory fees and/or expenses payable by a LifeGoal Portfolio. Once commenced, waiver and reimbursement arrangements may be discontinued at any time. In addition, the Adviser may from time to time compensate Agents, as defined below, for providing certain services to Customers. LifeGoal Portfolio's shareholders will indirectly pay their proportionate share of the advisory fees and other expenses of any Nations Fund in which the LifeGoal Portfolios are invested.


NBAI, TradeStreet and certain of their affiliates provide advisory and other services to Nations Funds for which they receive compensation. The level of compensation received and services provided by them differs among the various Nations Funds. These differences subject the Adviser to conflicts of interest, in that the Adviser could increase its fee income or that of its affiliates, or attain other direct or indirect benefits, by allocating LifeGoal Portfolio assets to underlying Nations Funds that pay higher fees or provide other benefits.


Andrew M. Silton has managed the LifeGoal Portfolios since their inception. Mr. Silton has been President, Chief Investment Officer and Managing Director of TradeStreet since 1995. Prior to assuming his position with TradeStreet, he was Director of Investment Strategy and Product Development for the Investment Management Group of NationsBank and head of the Equity Group. Mr. Silton has worked in the investment community since 1979. His past experience includes Senior Vice President, Director of Equity Strategy and Portfolio Management for Shields Asset Management. Mr. Silton was also Senior Vice President and Director of Research for First Albany Corporation, a regional brokerage firm. Prior to joining NationsBank, he operated his own management consulting firm which advised financial institutions and local government agencies. Mr. Silton received a B.A. in History from the State University of New York at Binghamton, a J.D. from the School of Law at the University of North Carolina at Chapel Hill and a M.A. from the Public Policy Institute of Duke University.

Morrison & Foerster LLP, counsel to the Company and Nations Fund, and special counsel to NBAI and certain of its affiliates, has advised the Company and Nations Fund that NBAI and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the LifeGoal Portfolios pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the LifeGoal Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the LifeGoal Portfolios. Stephens will not receive any fees from the LifeGoal Portfolios for these services.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the LifeGoal Portfolios. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the LifeGoal Portfolios including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the LifeGoal Portfolios. For the services rendered pursuant to the Co-Administration Agreement, First Data is entitled to receive a fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.


Shares of the LifeGoal Portfolios are sold on a continuous basis by Stephens, as the LifeGoal Portfolios' sponsor and distributor. The LifeGoal Portfolios have entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the LifeGoal Portfolios. Stephens may pay service fees or commissions to Institutions that assist customers in purchasing Investor C Shares of LifeGoal Portfolios.


First Data serves as the Transfer Agent for each of LifeGoal Portfolio's Investor C Shares. NationsBank of Texas, N.A. ("NationsBank of Texas") serves as custodian for the assets of each LifeGoal Portfolio.

Stephens, First Data, and NationsBank of Texas all provide services at the underlying Nations Fund level and are compensated directly by such Nations Funds for those services.
Price Waterhouse LLP serves as independent accountant to the Company. Its address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: Certain administrative and other fees and expenses will be charged at the LifeGoal Portfolios and Nations Funds levels. However, redundancies of fees and expenses between the LifeGoal Portfolios and Nations Funds will be minimal, because distinct services are being provided at each fund level. For example, the LifeGoal Portfolios pay advisory fees to the Adviser for its services in allocating LifeGoal Portfolio assets among the underlying Nations Funds. These services are distinct from the services provided by the Adviser to the Nations Funds in managing the Nations Funds' individual portfolio securities.


NBAI, under its investment advisory agreement with the LifeGoal Portfolios, has agreed to absorb all expenses of the LifeGoal Portfolios, except taxes, brokerage fees and commissions, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The LifeGoal Portfolios' expenses that will be absorbed by NBAI include, but are not limited to: fees paid to service providers other than the Adviser; interest; directors' fees; federal and state securities registration and qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; certain insurance premiums; outside auditing and legal expenses; and costs of shareholder reports and shareholder meetings. Investor C Shares also bear certain class specific expenses, which are described under "Shareholder Servicing and Distribution Plans," below.


The LifeGoal Portfolios do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Nations Funds. By investing in Primary A Shares of the Nations Funds, the LifeGoal Portfolios also will not be subject to any asset-based sales charges or service fees. The sales charges or service fees associated with purchase of shares of the LifeGoal Portfolios will not exceed the limits set forth in Rule 2830 of the Conduct Rules of the NASD when aggregated with sales charges or service fees, if any, that the LifeGoal Portfolios pay relating to Nations Funds shares.


The LifeGoal Portfolios' share of the Nations Funds' expenses may include expenses that the LifeGoal Portfolios would not have incurred if it had not been structured as a "fund of funds." For example, if a portfolio manager of one Nations Fund purchases the same securities that the portfolio manager of another Nations Fund is selling, there may be transaction charges and commissions that achieve little or no benefit for the LifeGoal Portfolios. Such transactions will be rare because the Nations Funds pursue a broad range of investment strategies, and therefore invest in different types of securities.

   Organization And History

The LifeGoal Portfolios are members of the Nations Fund Family, which consists of the Company, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves. The Nations Fund Family currently has more than 43 distinct investment portfolios and total assets in excess of $18 billion.


Nations LifeGoal Funds, Inc.: The Company was incorporated in Maryland on July 3, 1996, but had no operations prior to the date of this Prospectus. The Company's fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations LifeGoal Funds, Inc. consists of 1,200,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which includes several classes of shares. This Prospectus relates to the Investor C Shares of the following three portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio. To obtain additional information regarding the LifeGoal Portfolios' other classes of shares which may be available to you, contact your Agent, (as defined below) or Nations Fund at 1-800-982-2271.


Shares of each Portfolio and class have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective Portfolio of the Company, less (b) the liabilities of the Company attributable to the respective Portfolio or class or allocated among the Portfolios or classes based on the respective liquidation value of each Portfolio or class.


Shareholders of the Company do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Portfolios voting together for election of directors may elect all of the members of the Board of Directors of the Company. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of the Company. There are no preemptive rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable.


As of the date of this Prospectus, Stephens owned all of the outstanding shares of the Company and, therefore, would be considered a controlling person of the Company and each of the LifeGoal Portfolios. As sales of the LifeGoal Portfolios' shares commence, it is expected that Stephens' percentage ownership will be reduced. It is anticipated that the Company will not hold annual shareholder meetings on a regular basis unless required by the Investment Company Act of 1940, as amended, (the "1940 Act") or Maryland law.

About Your Investment
   How To Buy Shares

The LifeGoal Portfolios have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Fund ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").

There is a minimum initial investment of $1,000, except that the minimum initial investment is:
(Bullet) $500 for "IRA" investors;
(Bullet) $250 for non-working spousal IRAs; and
(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.
There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs") or salary reduction-Individual Retirement Account ("SAR-IRAs"). However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, the Company reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.
                                                                              17

Investor C Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").
The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Fund may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.

The Company reserves the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the LifeGoal Portfolios, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


Effective Time of Purchases: Purchase orders for Investor C Shares of the LifeGoal Portfolios which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the LifeGoal Portfolios' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to the Company.

Systematic Investment Plan: Under the LifeGoal Portfolios' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank to his/her LifeGoal Portfolio account. Transfers will occur on or about the 15th and/or 30th day of the applicable month. The systematic investment amount may be in any amount from $25 to $100,000. For more information concerning the SIP, contact your Agent.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Company and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. The Company requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, the Company reserves the right to record all telephone conversations.
   How To Redeem Shares
Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by the Company. Except for any CDSC which may be applicable upon redemption of Investor C Shares, as described below, there is no redemption charge.
Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.

The Company may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Company also may redeem shares of the LifeGoal Portfolios invol-untarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act. Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to the Company have previously been made. The Company may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Contingent Deferred Sales Charge: Subject to certain waivers, Investor C Shares of the LifeGoal Portfolios that are redeemed within one year of the date of purchase may be subject to a CDSC equal to 0.50% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.

Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional federal withdrawal tax pursuant to
Section 72(t)(2) of the Code, (iii) effected pursuant to the Company's right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (iv) in connection with the combination of the Company with any other registered investment company by merger, acquisition of assets or by any other transaction, and (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC. The Company may terminate any waiver of the CDSC by providing notice in the LifeGoal Portfolios' Prospectus, but any such termination would affect only shares purchased after such termination.


Within 120 days after a redemption of Investor C Shares of a LifeGoal Portfolio, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the same LifeGoal Portfolio. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.


Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the LifeGoal Portfolios if the value of the Investor C Shares in his/her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by the Company at any time.

   How To Exchange Shares

The exchange feature enables a shareholder of Investor C Shares of a LifeGoal Portfolio to acquire Investor C Shares of another fund in the Nations Fund Family (which includes both LifeGoal Portfolios and Nations Funds) when that shareholder believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

No CDSC will be imposed in connection with an exchange of Investor C Shares that meets the requirements discussed in this section.
If a shareholder acquired Investor C Shares of a Nations Fund non-money market fund or Investor D Shares of a Nations Fund money market fund through an exchange, the CDSC applicable to the original shares purchased will be applied to any redemption of the acquired shares. Additionally, when an investor exchanges Investor C Shares of a Nations Fund non-money market fund for shares of the same class of another non-money market fund or Investor D Shares of any money market fund of Nations Fund, the remaining period of time (if any) that the CDSC is in effect will be computed from the time of the initial purchase of the previously held Investor C Shares.

Automatic Exchange Feature: Under the LifeGoal Portfolios' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Nations Fund to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent.


General: The LifeGoal Portfolios and each of the other funds of the Nations Fund Family may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by the Company upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), absent unusual circumstances.


The current prospectus for each fund of Nations Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchange through the AEF). The Company reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.
During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.
   Shareholder Servicing And Distribution Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Directors have approved a Distribution Plan with respect to Investor C Shares of the LifeGoal Portfolios. Pursuant to the Distribution Plan, the LifeGoal Portfolios may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the LifeGoal Portfolios' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors, provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Portfolios' Investor C Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for
20
promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.
The Company and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.

The Directors also have approved a shareholder servicing plan ("Servicing Plan") for the Portfolios which permits the LifeGoal Portfolios to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the LifeGoal Portfolios, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the LifeGoal Portfolios' Investor C Shares.


The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the LifeGoal Portfolios on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.

The Company may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.
The Company understands that Agents may charge fees to their Customers who are the owners of Investor C Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with the Company. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or the Company and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.

Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the LifeGoal Portfolios during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 0.75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the LifeGoal Portfolios may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

   How The LifeGoal Portfolios Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of each of the LifeGoal Portfolios are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas.


The Nations Funds determine their net asset value per share on a daily basis. The net asset value of the LifeGoal Portfolio shares will be determined by reference to the net asset value of the underlying Nations Fund.

   How Dividends And Distributions Are Made;
   Tax Information
Dividends and Distributions

Each LifeGoal Portfolio declares and pays dividends from net investment income quarterly. Each LifeGoal Portfolio's net realized capital gains (including net short-term capital gains) are distributed at least annually.


Investor C Shares of LifeGoal Portfolios are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Investor C Shares in LifeGoal Portfolios will be reduced by the amount of any dividend or distribution. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class in the same LifeGoal Portfolio. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.

Tax Information

Each of the LifeGoal Portfolios intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In general, such qualification relieves a LifeGoal Portfolio of liability for federal income tax to the extent all of its annual earnings are distributed in accordance with the Code. Each LifeGoal Portfolio intends to distribute all of its earnings each taxable year.


Any distributions by a LifeGoal Portfolio of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)


Corporate shareholders in the LifeGoal Portfolios may be entitled to the dividends-received deduction for distributions from those funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing fund. Corporate shareholders of the LifeGoal Portfolios may be eligible for the dividends-received deduction on the dividends paid by the LifeGoal Portfolios to the extent that each LifeGoal Portfolio's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the LifeGoal Portfolio shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of the net realized long-term capital gains of the LifeGoal Portfolios, if any, will be distributed at least annually to the LifeGoal Portfolios' shareholders. The LifeGoal Portfolios will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from federal income tax as long-term capital gains, regardless of how long the shareholders have held such LifeGoal Portfolios' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and distributions may also be subject to state and local taxes. Dividends and capital gain distributions declared in October, November or December of any year payable to
22
shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a LifeGoal Portfolio on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires the Company to withhold 31% from any dividends (other than exempt-interest dividends) and capital gain distributions paid by the Company and/or redemptions (including exchange redemptions) to individual shareholders unless the shareholder properly furnishes a certified, correct Taxpayer Identification Number and certifies that withholding does not apply. Such withholding is also required if the Internal Revenue Service notifies the Company that the Taxpayer Identification Number provided by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. Amounts withheld are applied to the shareholder's federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the LifeGoal Portfolios to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the LifeGoal Portfolios and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAI.

                          NATIONS LIFEGOAL FUNDS, INC.


                       Statement of Additional Information



                           LIFEGOAL GROWTH PORTFOLIO
                      LIFEGOAL BALANCE GROWTH PORTFOLIO
                     LIFEGOAL INCOME AND GROWTH PORTFOLIO


               INVESTOR A AND C SHARES AND PRIMARY A AND B SHARES

                                OCTOBER 15, 1996



This  Statement  of  Additional   Information  ("SAI")  provides   supplementary
information pertaining to shares representing interests in the above listed three investment portfolios of Nations LifeGoal Funds, Inc. (individually, a "LifeGoal Portfolio" and collectively, the "LifeGoal Portfolios"). This SAI is not a prospectus and should be read only in conjunction with the current prospectuses for the aforementioned LifeGoal Portfolios related to the class or series of shares in which one is interested, dated October 15, 1996 (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of these Prospectuses may be obtained by writing Nations Fund c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Fund at 1-800-982-2271.

                                TABLE OF CONTENTS


                                                                                          Page

INTRODUCTION............................................................................    1

ADDITIONAL INFORMATION ON LIFEGOAL PORTFOLIO INVESTMENTS
         General........................................................................    1
         Fundamental Investment Limitations.............................................    2

ADDITIONAL INFORMATION ON UNDERLYING NATIONS
FUNDS' INVESTMENTS......................................................................    3
         General........................................................................    3
         When-Issued Securities.........................................................    3
         Foreign Currency Transactions .................................................    4
         Futures, Options and Other Derivative
           Instruments .................................................................    5
         Risk Factors Associated with Futures and
           Options Transactions.........................................................   13
         Interest Rate Transactions ....................................................   16
         Asset-Backed Securities .......................................................   17
         Special Situations.............................................................   20
         Equity Swap Contracts..........................................................   20
         Lower Rated Debt Securities....................................................   21
         Repurchase Agreements..........................................................   21
         Reverse Repurchase Agreements .................................................   21
         Securities Lending ............................................................   22
         Short Sales....................................................................   22
         Guaranteed Investment Contracts................................................   22
         Illiquid Securities............................................................   23
         Commercial Instruments.........................................................   23
         Real Estate Investment Trusts .................................................   23

NET ASSET VALUE.........................................................................   23
         Purchases and Redemptions......................................................   23
         Net Asset Value Determination..................................................   24
         Exchanges......................................................................   24

DESCRIPTION OF SHARES...................................................................   25
         Dividends and Distributions....................................................   25


                                       i

                                                                                           Page


ADDITIONAL INFORMATION CONCERNING TAXES.................................................   26
         Qualification as a Regulated Investment
         Company........................................................................   26
         Excise Tax on Regulated Investment Companies...................................   27
         Sale or Redemption of Shares...................................................   27

         Foreign Shareholders...........................................................   27

         Effect of Future Legislation; Local Tax
            Considerations .............................................................   28

DIRECTORS AND OFFICERS OF LIFEGOAL FUNDS................................................   28
         Directors, Trustees and Officers of Underlying Nations Funds...................   32
         Nations Funds Retirement Plan..................................................   33
         Nations Funds Deferred Compensation Plan.......................................   33
         Compensation Table.............................................................   34


INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, SHAREHOLDER SERVICING, SHAREHOLDER
ADMINISTRATION AND DISTRIBUTION AGREEMENTS..............................................   35
         The Company and Its Common Stock...............................................   35

         Investment Advisory Arrangements of the LifeGoal Portfolios....................   36

         Investment Advisory Arrangements of the Underlying Nations Funds...............   37
         Administrator and Co-Administrator.............................................   43
         Distributor....................................................................   44
         Distribution Plans and Shareholder Servicing
           Arrangements for Investor Shares.............................................   44
                  Investor A Shares.....................................................   44
                  Investor C Shares.....................................................   45
         Information Applicable to Investor A and
           Investor C ..................................................................   47
         Shareholder Administration Plan
           (Primary B Shares)...........................................................   48
         Expenses.......................................................................   48
         Transfer Agents and Custodians.................................................   50

INDEPENDENT ACCOUNTANT AND REPORTS......................................................   50

COUNSEL.................................................................................   50
         Pending Legal Proceedings......................................................   50


ADDITIONAL INFORMATION ON PERFORMANCE...................................................   51
         Yield Calculations.............................................................   51
         Total Return Calculations......................................................   52

MISCELLANEOUS...........................................................................   53
         Certain Record Holders.........................................................   53

         Report of Independent Accountant..............................................    54
         Statement of assets and liabilities at October 1, 1996........................    54


                                       ii


SCHEDULE A - Description of Ratings.....................................................  A-1


                                      iii




                                  INTRODUCTION

         Nations LifeGoal Funds, Inc. (the "Company") is a diversified open-end management investment company. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the mutual fund being considered for investment. This information about the Company is included in various Prospectuses. The Prospectuses relate to the shares of LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (each a "LifeGoal Portfolio" and collectively, the "LifeGoal Portfolios"). The Primary A and Primary B Shares are collectively referred to herein as "Primary Shares" and the Investor A and Investor C Shares are collectively referred to as "Investor Shares." NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the LifeGoal Portfolios. TradeStreet Investment Associates, Inc. ("TradeStreet") is investment sub-adviser. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.


         Each LifeGoal Portfolio may (i) own more than 3% of the total outstanding stock of a registered investment company which is a member of the Nations Fund Family, (ii) invest more than 5% of its assets in any one such investment company, and (iii) invest more than 10% of it assets, collectively, in registered investment companies which are members of the Nations Fund Family. Each LifeGoal Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, each of the underlying mutual funds in which the LifeGoal Portfolios will invest will not concentrate 25% or more of its total assets in any one industry.


This SAI is intended to furnish prospective investors with additional information concerning the Company and the LifeGoal Portfolios. Some of the information required to be in this SAI is also included in the LifeGoal Portfolios current Prospectuses, and, in order to avoid repetition, this SAI will reference sections of the Prospectuses. Additionally, the Prospectuses and this SAI omit certain information contained in "Part C" of the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this SAI, may be obtained from the SEC.

             ADDITIONAL INFORMATION ON THE LIFEGOAL FUND INVESTMENTS


GENERAL

         Information concerning each LifeGoal Portfolio's investment objective is set forth in each of the Prospectuses under the headings "Prospectus Summary" and "How Objectives Are Pursued". There can be no assurance that the LifeGoal Funds will achieve their objectives. The principal features of the LifeGoal Funds' investment programs and the primary risks associated with those investment programs are discussed in the Prospectuses under the heading "How Objectives Are Pursued". The principal features and certain risks of the underlying Nations Funds are discussed in the Prospectuses under the heading "Description of Underlying Nations Funds."

         Under extraordinary circumstances, the LifeGoal Portfolios may invest 100% of their assets in Nations Prime Fund. Such circumstances that would prompt a shift in the allocation of assets for defensive purposes by the Adviser include concerns about a precipitous decline in the net asset value of any of the underlying Nations Funds or similar volatility in the Nasdaq National Market,

New York Stock Exchange or American Stock Exchange. The designation of circumstances as sufficiently extraordinary to permit this defensive investing is within the Adviser's discretion.

         Although each LifeGoal Portfolio intends to invest substantially all of its assets in underlying Nations Funds, each LifeGoal Portfolio reserves the right to invest assets not so invested in government securities, repurchase agreements and money market instruments.


FUNDAMENTAL INVESTMENT LIMITATIONS

         Each LifeGoal Portfolio is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the LifeGoal Fund's outstanding shares.

         Under the Investment Company Act of 1940, as amended ("1940 Act"), such approval requires the affirmative vote, at a meeting of shareholders of a LifeGoal Portfolio, of (i) at least 67% of the shares of the LifeGoal Portfolio present at the meeting, if the holders of more than 50% of the outstanding shares of the LifeGoal Portfolio are present in person or by represented proxy; or (ii) more than 50% of the outstanding shares of the LifeGoal Portfolio, whichever is less.

         The LifeGoal Portfolios may not:

1. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Portfolio may borrow money from banks for temporary or emergency purposes in amounts up to one-third of the value of such Portfolio's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Portfolio's total assets will be repaid prior to the purchase of additional portfolio securities by such Portfolio, (b) a Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Portfolio may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box.) For purposes of this restriction, the deposit or payment by the Portfolio of initial or maintenance margin connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Portfolio's investment program may be deemed an underwriting. This restriction shall not limit a Fund's ability to invest in securities issued by other registered investment companies.

4. Invest in real estate or real estate limited partnership interests. (Each Portfolio may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein.) This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g., the New York Stock Exchange).

5. Purchase or sell commodity contracts except that each Portfolio may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

6. Make loans, except that a Portfolio may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

7. The LifeGoal Portfolios will be diversified and each Portfolio may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, immediately after such purchase, more than 5% of the value of such Portfolio's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to these limitations and with respect to 75% of such Portfolio's assets, such Portfolio will not hold more than 10% of the voting securities of any issuer.

8. Each LifeGoal Portfolio will concentrate its investments in the securities of other investment companies.

   In addition, certain non-fundamental investment restrictions are also applicable to the LifeGoal Portfolio, including the following:

     1. No Portfolio of the Company will purchase or retain the securities of any issuer if the officers, or directors of the Company, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

     2. No Portfolio of the Company will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Portfolio's investment in such classes of securities would exceed 5% of such Portfolio's total assets. For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.

     3. No Portfolio will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Portfolio's transactions in futures contracts and related options, and (c) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     4. No Portfolio will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Portfolio's assets, and no more than 2% of the value of the Portfolio's net assets may be invested in warrants that are not listed on principal domestic or foreign exchanges (for purposes of this undertaking, warrants acquired by a Portfolio in units or attached to securities will be deemed to have no value).

     5. No Portfolio of the Company will purchase securities of companies for the purpose of exercising control.

     6. No Portfolio of the Company will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A under the Securities Act of 1933 that the Board of Directors, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

     7. No Portfolio of the Company will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Portfolio's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.


     8. No Portfolio of the Company will purchase oil, gas or mineral leases or other interests (a Portfolio may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).


         Notwithstanding the foregoing restrictions, the underlying
mutual funds in  which   LifeGoal  Portfolios  may  invest  have adopted
their own investment restrictions which may be more or less restrictive than those listed above, thereby allowing a LifeGoal Portfolio to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions listed above and in a LifeGoal Portfolio Prospectus. The investment restrictions of these underlying mutual funds are set forth in their respective statements of additional information.



               ADDITIONAL INFORMATION ON UNDERLYING NATIONS FUNDS'
                                  INVESTMENTS

GENERAL

         Information concerning the investment objective and policies of each underlying Nations Fund is set forth in each of their prospectuses under the headings "Objectives," "How Objectives Are Pursued," and "Appendix A" and their respective SAIs. As is the case with the LifeGoal Portfolios, there can be no assurance that the underlying Nations Funds will achieve their objectives. The principal features of the Nations Funds' investment programs and the primary
risks  associated  with  those  investment   programs  are  discussed
in their prospectuses under the heading "How Objectives Are Pursued" and "Appendix A."

WHEN-ISSUED SECURITIES

         Certain Nations Funds may purchase securities on a "when-issued" basis, that is, the date for delivery of the payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within 45 days after the date of the transaction). Each Nations Fund may also purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. Each Nations Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but each Nations Fund may sell these securities before the settlement date if it is deemed advisable.

         If a Nations Fund purchases a when-issued security, the Nations Fund will direct its custodian bank to segregate cash or high grade securities in an amount equal to the when-issued commitment. Segregated securities will be valued at market for the purpose of determining the adequacy of the segregated securities in the account. If the market value of such segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated securities will equal the amount of the Nations Fund's when-issued commitments. To the extent Nations Funds securities are segregated, they will not be available for new investment or to meet redemptions.

         Securities purchased on a when-issued basis and the securities held in the Nations Funds are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income a Nations Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there is a possibility that the Nations Fund will experience greater fluctuation in the market value of its assets.

         Furthermore, when the time comes for a Nations Fund to meet its obligations under when-issued commitments, the Nations Fund will do so by use of its then available cash, by the sale of segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Nations Fund's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income tax. The value of when-issued securities on the settlement date may be more or less than the purchase price.

         In a delayed delivery transaction, certain Nations Funds rely on the other party to complete the transaction. If the transaction is not completed, the Nations Fund may miss a price or yield considered to be advantageous.

FOREIGN CURRENCY TRANSACTIONS

         As described in their Prospectuses, certain Nations Funds may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Nations Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Nations Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Nations Fund also may purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

         Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Nations Fund will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Nations Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         Certain Nations Funds may enter into a forward contract, for example, when they enter into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, a Nations Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of a Nations Fund's securities denominated in such foreign currency, or when the Adviser believes that the U.S. dollar may suffer a substantial decline against the foreign currency, a Nations Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

         A Nations Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are an attempt to protect a Nations Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

         The Nations Funds' custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Nations Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Nations Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Nations Fund may purchase a call option permitting the Nations Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Nations Fund may purchase a put option permitting the Nations Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

         Futures Contracts in General. A futures contract is an agreement between two parties for the future delivery of fixed income securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

         Certain Nations Funds may enter futures contracts, while futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Nations Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Nations Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Nations Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

         Futures Contracts on Fixed Income Securities and Related Indices. Certain Nations Funds may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Nations Fund may enter into transactions in futures contracts that are based on obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, it agencies or instrumentalities ("U.S. Government Obligations"), including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Nations Fund. For example, a Nations Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Nations Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Nations Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Nations Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

         The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of certain Nations Funds, which hold or intend to acquire long-term debt securities, is to protect a Nations Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Nations Fund, and interest rates were expected to increase, the Nations Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Nations Fund. If interest rates did increase, the value of the debt securities in the Nations Fund would decline, but the value of the futures contracts to the Nations Fund would increase at approximately the same rate thereby keeping the net asset value of the Nations Fund from declining as much as it otherwise would have. When a Nations Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Nations Fund intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Nations Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, a Nations Fund will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

         Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, a Nations Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Nations Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Nations Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent a Nations Fund enters into futures contracts for this purpose, the segregated assets maintained by a Nations Fund will consist of cash, cash equivalents or high quality debt securities of the Nations Fund in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial deposit and variation margin payments made by the Nations Fund with respect to such futures contracts.

         Stock Index Futures Contracts. Certain Nations Funds may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Nations Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Nations Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

         In addition, a Nations Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Nations Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Nations Fund's futures positions would be closed out. A Nations Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

         Options on Futures Contracts. Certain Nations Funds may purchase options on futures contracts. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.


         Options on Futures Contracts. Certain Nations Funds may purchase put options on futures contracts in which the Nations Funds are permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio securities resulting from increases in interest rates, and may purchase call options on such futures contracts as a hedge against an interest rate decline when they are not fully invested. A Nations Fund would write options on these futures contracts primarily for the purpose of terminating existing positions.


         Options on Stock Index Futures Contracts, Options on Stock Indices and Options on Equity Securities. Certain Nations Funds may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of its portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and it may purchase call options on such futures contracts as a hedge against a market advance when it is not fully invested. A Nations Fund would write options on such futures contracts primarily for the purpose of termination of existing positions. In general, options on stock indices will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedge at lower cost. With respect to options on equity securities, a Nations Fund may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. The Adviser believes that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

         Further, while a Nations Fund generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. A Nations Fund would receive a fee, or a "premium," for the writing of the option. For example, where the Nations Fund seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, a Nations Fund would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and a Nations Fund could sustain a loss on the transaction that may not be offset by the premium received. In addition, a

Nations Fund may be required to forego the benefit of an intervening increase or decline in value of the underlying security.

         Options and Futures Strategies. The Adviser may seek to increase the current return of certain Nations Funds by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, the Adviser may at times seek to hedge against a decline in the value of securities included in the Nations Fund or an increase in the price of securities that it plans to purchase for the Nations Fund. Expenses and losses incurred as a result of such hedging strategies will reduce the Nations Fund's current return. A Nations Fund's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. Investors. Additionally, with respect to a Nations Fund's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of "trade option" as set forth in CFTC rule 32.4, a Nations Fund will not make these investments.

         The ability of a Nations Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices, foreign government securities and foreign currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Nations Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Nations Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although a Nations Fund will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." A Nations Fund will not engage in options and futures transactions for leveraging purposes.

         Writing Covered Options on Securities. Certain Nations Funds may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. Call options written by a Nations Fund give the holder the right to buy the underlying securities from a Nations Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Nations Fund at a stated price.

         A Nations Fund may write only covered options, which means that, so long as the Nations Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Nations Fund will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. A Nations Fund may also write combinations of covered puts and calls on the same underlying security or index or futures contract.

         A Nations Fund will receive a premium from writing a put or call option, which increases the Nations Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Nations Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Nations Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.


         A Nations Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Nations Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Nations Fund.

         Purchasing Put and Call Options on Securities. Certain Nations Funds may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Nations Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Nations Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

         Certain Nations Funds may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Nations Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Nations Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         Purchase and Sale of Options and Futures on Stock Indices. Certain Nations Funds may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If the Adviser expects general stock market prices to rise, a Nations Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Nations Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, a Nations Fund might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Nations Fund may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Nations Fund's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. Certain Nations Funds may purchase and sell interest rate futures contracts on foreign government securities for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

         A Nations Fund may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Nations Fund will fall, thus reducing the net asset value of the Nations Fund. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Nations Fund in the form of dealer spreads and brokerage commissions.

         The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Nations Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Nations Fund's investments that are being hedged. While a Nations Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         Options on Stock Index Futures Contracts and Interest Rate Futures Contracts. Certain Nations Funds may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Nations Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Nations Fund may purchase put options or write call options on stock index futures, or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Nations Fund intends to purchase.

         Purchase and Sale of Currency Futures Contracts and Related Options. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, certain Nations Funds may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Nations Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Nations Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency a Nations Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Nations Fund will be covered.

         A currency futures contract sale creates an obligation by a Nations Fund, as seller, to deliver the amount of currency called for in the contract at a specified futures time for a special price. A currency futures contract purchase creates an obligation by a Nations Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

         The Nations Funds will write (sell) only covered put and call options on currency futures. This means that a Nations Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. A Nations Fund will, so long as it is obligated as the writer or a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by a Nations Fund in cash, Treasury bills, or other high-grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Nations Fund falls below 100% of the market value of the call written by the Nations Fund, a Nations Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, a Nations Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by a Nations Fund. In the case of put options on currency futures written by the Nations Fund, the Nations Fund will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the puts written and the market value of the puts purchased or the currency futures sold maintained by a Nations Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by a Nations Fund falls below 100% of the market value of the put options written by a Nations Fund, the Nations Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

         If other methods of providing appropriate cover are developed, a Nations Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Nations Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

         Limitations on Purchase of Options. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Nations Fund's assets. The Adviser intends to limit certain Nations Funds' writing of over-the-counter options in accordance with the following procedure. Each Nations Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Nations Fund has in place with such primary dealers will provide that the Nations Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Nations Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Nations Fund will treat all or a part of the formula price as illiquid for purposes of the 15% test imposed by the SEC staff.

RISK FACTORS ASSOCIATED WITH FUTURES AND OPTIONS TRANSACTIONS

         The effective use of options and futures strategies depends on, among other things, a Nations Fund's ability to terminate options and futures positions at times when its the Adviser deems it desirable to do so. Although certain Nations Funds will not enter into an option or futures position unless the Adviser believes that a liquid secondary market exists for such option or future, there is no assurance that a Nations Fund will be able to effect closing transactions at any particular time or at an acceptable price or that the secondary market will exist. A Nations Fund generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, a Nations Fund may purchase and sell options in the over-the-counter market. A Nations Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Nations Fund.

         Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of a Nations Fund diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with certain Nations Funds' futures and options transactions.

         Risk of Imperfect Correlation. A Nations Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Nations Fund's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Nations Fund might not be successful and the Nations Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the Nations Fund securities. In such instances, a Nations Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. A Nations Fund would, however, effect transactions in such futures or options only for hedging purposes.

         The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that a Nations Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Nations Fund.

         Certain Nations Funds will purchase or sell futures contracts or options only if, in the

Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Nations Fund's portfolio for the hedge to be effective. However, there can be no assurance that the Adviser's judgment will be accurate.

         Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Nations Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While certain Nations Funds will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Nations Fund, which could require the Nations Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Nations Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Risk of Predicting Interest Rate Movements. Investments in futures contracts on fixed income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Nations Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Nations Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Nations Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Nations Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

         Trading and Position Limits. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Nations Funds' investments.

         Regulations on the Use of Futures and Options Contracts. Regulations of the CFTC require that the Nations Funds enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Nations Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Nations Fund, and accrued profits on such positions. In addition, a Nations Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Nations Fund's total assets.

         When a Nations Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Nations Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

         The Nations Funds' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Nations Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Nations Funds may also further limit their ability to engage in such transactions in response to the policies and concerns of various federal and state regulatory agencies. Such policies may be changed by vote of the Board of Directors.

INTEREST RATE TRANSACTIONS

         Among the strategic transactions into which certain Nations Funds may enter are interest rate swaps and the purchase or sale of related caps and floors. The Nations Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Nations Fund anticipates purchasing at a later date. Each Nations Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Nations Fund may be obligated to pay. Interest rate swaps involve the exchange by a Nations Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Nations Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the

Nations Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser and the Nations Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Nations Fund will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Nations Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Nations Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Nations Fund's net obligation, if any.

ASSET-BACKED SECURITIES

         In General. Certain Nations Funds may invest in asset-backed securities. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

         The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

         Mortgage-Backed Securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

         Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

         The guaranteed mortgage pass-through securities in which a Nations Fund may invest may include those issued or guaranteed by GNMA, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

         The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

         The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Nations Fund.

         Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

         Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the Nations Funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

         Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

         The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligation backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A Fund will only invest SMBS whose Mortgage Assets are U.S. Government obligations.

         A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Nations Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

         The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancing, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Nations Funds.

         Non-Mortgage Asset-Backed Securities. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts,
partnerships or  other  special  purpose   issuers, including   pass-through
certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.
         Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

         The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset-backed Securities, credit card receivables are unsecured obligations of the card holder.

         The development of non-mortgage-backed securities is at an early stage compared to mortgage-backed securities. While the market for Asset-backed Securities is becoming increasingly liquid the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser, as adviser to each Fund, intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.


SPECIAL SITUATIONS

         Certain Nations Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

EQUITY SWAP CONTRACTS

         Certain Nations Funds may invest in Equity Swap contracts. The counterparty to an Equity Swap Contract will typically be a bank, investment banking firm or broker/dealer. For example, the counterparty will generally agree to pay a Nations Fund the amount, if any, by which the notional amount of the Equity Swap Contract would have increased in value had it been invested in the stocks comprising the S&P 500 Index in proportion to the composition of the Index, plus the dividends that would have been received on those stocks. A Nations Fund will agree to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the Equity Swap Contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Nations Fund on any Equity Swap Contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index less the interest paid by the Nations Fund on the notional amount. A Nations Fund will only enter into Equity Swap Contracts on a net basis, i.e., the two parties' obligations are netted out, with the Nations Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under the Equity Swap Contracts may be made at the conclusion of the contract or periodically during its term.

         If there is a default by the counterparty to an Equity Swap Contract, a Nations Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that Equity Swap Contract counterparties will be able to meet their obligations pursuant to Equity Swap Contracts or that, in the event of default, a Nations Fund will succeed in pursuing contractual remedies. A Nations Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to Equity Swap Contracts. A Nations Fund will closely monitor the credit of Equity Swap Contract counterparties in order to minimize this risk.

         Each Nations Fund may from time to time enter into the opposite side of Equity Swap Contracts (i.e., where a Nations Fund is obligated to pay the increase (net of interest) or receive the decrease (plus interest) on the contract to reduce the amount of the Nations Fund's equity market exposure consistent with the Nations Fund's objective. These positions are sometimes referred to as Reverse Equity Swap Contracts.

         Equity Swap Contracts will not be used to leverage a Nations Fund. A Nations Fund will not enter into any Equity Swap Contract or Reverse Equity Swap Contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. Since the SEC considers Equity Swap Contracts and Reverse Equity Swap Contracts to be illiquid securities, a Nations Fund will not invest in Equity Swap Contracts or Reverse Equity Swap Contracts if the total value of such investments together with that of all other illiquid securities which a Nations Fund owns would exceed a specified percentage of the Nations Fund's total assets.

         The Adviser does not believe that a Nations Fund's obligations under Equity Swap Contracts or Reverse Equity Swap Contracts are senior securities and, accordingly, the Nations Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of a Nations Fund's obligations over its respective entitlements with respect to each Equity Swap Contract and each Reverse Equity Swap Contract will be accrued on a daily basis and an amount of cash, U.S. Government securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Nations Fund's custodian.

LOWER RATED DEBT SECURITIES

  The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities
(a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Nation Fund's portfolio, with a commensurate effect on the value of the Nation Fund's shares.

  The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

  Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

  Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Nations Fund's policies regarding lower rated debt securities is not fundamental and may not be changed at any time without shareholder approval.

  While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Nations Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Nations Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

   Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Nations Fund. If an issuer exercises these rights during periods of declining interest rates, a Nations Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Nations Fund.

  The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.


REPURCHASE AGREEMENTS

A repurchase agreement involves the purchase of a security by a Nations Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Nations Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Nations Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the applicable limit. A Nations Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Fund. The LifeGoal Funds may engage in repurchase agreement transactions directly.

REVERSE REPURCHASE AGREEMENTS

         Certain Nations Funds may enter reverse repurchase agreements. At the time a Nations Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Nations Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Nations Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Nations Funds' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Nations Funds do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Nations Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Nations Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Nations Funds' asset coverage and other factors at the time of a reverse repurchase, the Nations Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Nations Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES LENDING

         To increase return on portfolio securities, certain of the Nations Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Nations Fund involved exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. A Nations Fund that is engaged in lending its portfolio securities has the right to call each loan, and obtain the return of securities identical to the transferred securities upon such termination of the loan, upon notice of not more than five business days.

SHORT SALES

         Certain Nations Funds may from time to time enter into short sales transactions. A Nations Fund will not make short sales of securities nor maintain a short position unless at all times when a short position is open, such Nations Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by a Nations Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes.

GUARANTEED INVESTMENT CONTRACTS

         Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Nations Fund makes cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits interest to the Nations Fund at a guaranteed rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         Certain Nations Funds will only purchase GlCs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GlCs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GlCs does not currently exist. Also, a Nations Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES

         Certain Nations Funds may invest a portion of their net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

COMMERCIAL INSTRUMENTS

         Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. Investments by certain Nations Funds in commercial paper will consist of issues rated in a manner consistent with such Nations Fund's investment policies and objective. In addition, the Nations Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Nations Funds as previously described.

REAL ESTATE INVESTMENT TRUSTS

         A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. Certain Nations Funds may invest in REITs.

         REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code").

                                 NET ASSET VALUE

PURCHASES AND REDEMPTIONS

         See "How To Buy Shares" and "How To Redeem Shares" in the Prospectuses for a complete description of the manner in which Shares of the various classes of the LifeGoal Portfolios may be purchased and redeemed.

         The LifeGoal Portfolios are available for a variety of retirement plans, including IRAs, that allow investors to shelter some of their income from taxes. Investors should contact the LifeGoal Portfolios or their Selling Agents for details concerning retirement plans.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a LifeGoal Portfolio of the Company not reasonably practicable.

NET ASSET VALUE DETERMINATION

         Shares of the common stock of each class of shares of each LifeGoal Portfolio that are offered by the Prospectuses are sold at their respective net asset value next determined after the receipt of the purchase order. Shareholders may at any time redeem all or a portion of their shares at net asset value next determined following receipt of a redemption order, less any contingent deferred sales charge applicable to Investor C Shares.

         The net asset value per share of each of the LifeGoal Portfolios is determined at the times and in the manner described in the Prospectuses.

         Portfolio securities of a LifeGoal Portfolio for which market quotations are not readily available, if any, are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

         Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities, if any, used in computing the net asset value of the shares of a Portfolio are determined as of such times. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the directors.

EXCHANGES

         By use of the exchange privilege, the holder of Investor Shares and/or Primary Shares authorizes the transfer agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The transfer agent's or a financial institution's records of such instructions are binding. Exchanges are taxable transactions for federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the Investor Shares and/or Primary Shares being exchanged have a value which is more or less than their adjusted cost basis.

         The Company may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by the Company upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

         The Prospectuses for the Investor Shares and Primary Shares of each LifeGoal Portfolio describe the exchange privileges available to holders of such Investor Shares and Primary Shares, respectively.

                              DESCRIPTION OF SHARES

DIVIDENDS AND DISTRIBUTIONS

         Each LifeGoal Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         A LifeGoal Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. Each LifeGoal Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his/her Shares or whether such gain was recognized by the LifeGoal Portfolio prior to the date on which the shareholder acquired his/her shares. Conversely, if a LifeGoal Portfolio elects to retain its net capital gain, the LifeGoal Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If a Portfolio elects to retain its net capital gain, it is expected that the LifeGoal Portfolio also will elect to have shareholders treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a refundable tax credit for his or her share of tax paid by the LifeGoal Portfolio on the gain and will increase the basis for his or her Shares by an amount equal to the deemed distribution less the tax credit.

         Dividends and distributions from net investment income, for each LifeGoal Portfolio are declared and paid quarterly, and capital gains distributions are declared and paid annually. The Investor A, Investor C and Primary B Shares of the LifeGoal Portfolios accrue additional expense, not borne by the Primary A Shares, as a result of the applicable Rule 12b-1 Plan, Shareholder Servicing Plan
and/or  Shareholder   Administration   Plan.   Consequently,   a
separate calculation is made to arrive at the net asset value per share and dividends of each class of shares of the LifeGoal Portfolios.

         Net investment income for the LifeGoal Portfolios for dividend purposes consists of (i) interest accrued and original issue discount earned on a LifeGoal Portfolio's assets, (ii) less accrued expenses directly attributable to the LifeGoal Portfolio and the general expenses of the Company prorated to a LifeGoal Portfolio on the basis of its relative net assets, plus dividend or distribution income on a

LifeGoal Portfolio's assets.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The   following   is  only  a  summary   of  certain
additional   tax considerations  generally  affecting the LifeGoal
Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each LifeGoal Portfolio expects to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each LifeGoal Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over
capital  losses)  that  it  distributes  to   shareholders,   provided
that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at
least  90% of its  tax-exempt  income  (net of expenses   allocable
thereto)   for  the  taxable   year  (the   "Distribution Requirement"),
and satisfies certain other requirements of the Code that are described below. Distributions by a LifeGoal Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income from gains from the sale or other disposition of stock, securities or options thereon held for less than three months.

         In addition to satisfying the requirements described above, each LifeGoal Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, (i) at least 50% of the market value of each LifeGoal Portfolio's assets is represented by cash, U.S. Government obligations, the securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the LifeGoal Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the LifeGoal Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government of other issuers, or obligations or the securities of other regulated investment companies), or of two or more issuers which the LifeGoal Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         If for any taxable year a LifeGoal Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A nondeductible 4% excise tax will be imposed on each LifeGoal Portfolio
(other than to the extent of the LifeGoal Portfolio's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each LifeGoal Portfolio will either actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.



SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a LifeGoal Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares sold or redeemed. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the LifeGoal Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a LifeGoal Portfolio will in most cases be considered capital in nature and will be long-term capital gain or loss if the shares were held for longer than one year.

         The Company may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Company's responsibilities under the 1940 Act. Such payments in-kind shall also result in recognized gain or loss, and most likely be capital in nature, to a redeeming shareholder on the difference between the fair market value of the securities received and the shareholder's adjusted tax basis in the LifeGoal Portfolio shares sold or redeemed.

TAX RATES

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000).

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a LifeGoal Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a LifeGoal Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend.

         If the income from a LifeGoal Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the LifeGoal Portfolio will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens, U.S. residents, or domestic corporations.

         In the case of foreign non-corporate shareholders, a LifeGoal Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a LifeGoal Fund, including the applicability of foreign taxes.

TAXATION OF NATIONS FUNDS

         Each Nations Fund similarly intends to qualify as a regulated investment company under Subchapter M of the Code. Accordingly, each Nations Fund must also meet the requirements set forth above for regulated investment companies see "Additional Information Concerning Taxes -- Qualification as a Regulated Investment Company"). In any year that a Nations Fund qualifies as a regulated investment company and timely distributes all of its taxable and tax-exempt income, the Nations Fund generally will not pay any federal income tax or excise tax. Failure of a Nations Fund to qualify could cause a LifeGoal Fund investing therein to fail to qualify as a regulated investment company.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. Government Obligations, which, if realized directly, would be exempt from such taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the LifeGoal Portfolios.

                  DIRECTORS AND OFFICERS OF THE LIFEGOAL PORTOLIOS

         The directors and executive officers of the Company and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those Directors who are "interested persons" of the Company (as defined in the 1940
Act) are indicated by an asterisk (*).



                                                               PRINCIPAL OCCUPATIONS
                                                               DURING PAST 5 YEARS
                               POSITION WITH                   AND CURRENT
NAME, ADDRESS, AND AGE         THE COMPANY                     DIRECTORSHIPS

Edmund L. Benson, III, 59      Director                        Director, President and Treasurer, Saunders
Saunders & Benson, Inc.                                        & Benson, Inc. (Insurance); Trustee,
728 East Main Street                                           Nations Institutional Reserves and Nations
Suite 400                                                      Fund Trust; Director, Nations Fund, Inc.
Richmond, VA 23219                                             and Nations Fund Portfolios, Inc.


James Ermer, 53                Director                        Senior Vice President- Finance, CSX
13705 Hickory Nut Point                                        Corporation (transportation and natural
Midlothian, VA 23112                                           resources); Director, National Mine
                                                               Service; Director, Lawyers Title
                                                               Corporation; Trustee, Nations Institutional
                                                               Reserves and Nations Fund Trust;  Director,
                                                               Nations Fund, Inc. and Nations Fund
                                                               Portfolios, Inc.


William H. Grigg, 63           Director                        Since April 1994, Chairman and Chief
Duke Power Co.                                                 Executive Officer; November 1991 to April
422 South Church Street                                        1994, Vice Chairman, Duke Power Co.; from
PB04G                                                          April 1988 to November 1991, Executive Vice
Charlotte, NC 28242-0001                                       President Customer Group, Duke Power Co.;
                                                               Director, Hatteras Income Securities, Inc.,
                                                               Nations Government Income Term Trust  2003,
                                                               Inc., Nations Government Income Term Trust  2004,
                                                               Inc.,  Nations Balanced Target Maturity Fund,
                                                               Inc.,  Nations Fund, Inc. and Nations Fund
                                                               Portfolios, Inc.; Trustee, Nations Institutional
                                                               Reserves and Nations Fund Trust.

Thomas F. Keller, 64           Director                        R.J. Reynolds Industries Professor of
Fuqua School of Business                                       Business Administration and Dean, Fuqua
Duke University                                                School of Business, Duke University;
Durham, NC 27706                                               Director, LADD Furniture, Inc.; Director,
                                                               Wendy's  International Mentor Growth
                                                               Fund,  and  Cambridge

                                       29




                                                               Trust; Director, Hatteras Income
                                                               Securities, Inc., Nations
                                                               Government Income Term Trust 2003,
                                                               Inc.,  Nations  Government Income
                                                               Term Trust  2004, Inc., Nations
                                                               Balanced Target Maturity Fund,
                                                               Inc.,  Nations Fund, Inc. and
                                                               Nations Fund Portfolios, Inc.;
                                                               Trustee,  Nations Institutional
                                                               Reserves and Nations Fund
                                                               Trust.


Carl E. Mundy, Jr., 60         Director                        Commandant, United States Marine Corps,
9308 Ludgate Drive                                             from July 1991 to July 1995; Commanding
Alexandria, VA  23309                                          General, Marine Forces Atlantic, from June
                                                               1990 to June 1991; Director, Nations Fund,
                                                               Inc. and Nations Fund Portfolios, Inc.;
                                                               Trustee, Nations Institutional Reserves and
                                                               Nations Fund Trust.


A. Max Walker, 74*             President, Director and         Financial consultant; Formerly, President,
4580 Windsor Gate Court        Chairman of the Board           A. Max Walker, Inc.; Director and Chairman
Atlanta, GA 30342                                              of the Board, Hatteras Income Securities,
                                                               Inc.,  Nations Government Income
                                                               Term Trust 2003, Inc.,  Nations
                                                               Government Income Term Trust  2004,
                                                               Inc.,  Nations Balanced Target
                                                               Maturity Fund, Inc., Nations
                                                               Fund, Inc. and Nations Fund
                                                               Portfolios, Inc.;President and
                                                               Chairman of the Board of
                                                               Trustees, Nations Institutional
                                                               Reserves and Nations Fund
                                                               Trust.


Charles B. Walker, 57          Director                        Since 1989, Director, Executive Vice
Ethyl Corporation                                              President, Chief Financial Officer and
P.O . Box 2189                                                 Treasurer, Ethyl Corporation (chemicals,
330 South Fourth Street                                        plastics, and aluminum manufacturing);
Richmond, VA  23217                                            since 1994, Vice Chairman, Ethyl
                                                               Corporation and Vice Chairman, Chief
                                                               Financial Officer and Treasurer, Albemarle
                                                               Corporation, Director, Nations Fund, Inc.
                                                               and Nations Fund Portfolios, Inc.; Trustee,
                                                               Nations Institutional Reserves and Nations
                                                               Fund Trust.

Thomas S. Word, Jr., 57*       Director                        Partner, McGuire Woods Battle & Boothe
McGuire, Woods, Battle                                         (law); Director, Vaughan Bassett


                                       30





& Boothe                                                       Furniture Company, Director VB Williams Furniture
One James Center                                               Company, Inc.; Director, Nations Fund, Inc.
Richmond, VA 23219                                             and Nations Fund Portfolios, Inc.; Trustee,
                                                               Nations Institutional Reserves and Nations
                                                               Fund Trust.

Richard H. Blank, Jr., 39      Secretary                       Since 1994, Vice President of Mutual Fund
Stephens Inc.                                                  Services, Stephens Inc. 1990 to 1994,
                                                               Manager Mutual Fund Services, Stephens Inc.
                                                               1983 to 1990, Associate in Corporate
                                                               Finance Department, Stephens Inc.;
                                                               Secretary, Nations Institutional Reserves,
                                                               Nations Fund Trust, Nations Fund, Inc. and
                                                               Nations Fund Portfolios, Inc.

Michael W. Nolte, 35           Assistant Secretary             Associate, Financial Services
Stephens Inc.                                                  Group of Stephens Inc.

Louise P. Newcomb, 43          Assistant Secretary             Corporate Syndicate
Stephens Inc.                                                  Associate, Stephens Inc.

James E. Banks, 40             Assistant Secretary             Since 1993, Attorney,
Stephens Inc.                                                  Stephens Inc.; Associate
                                                               Corporate Counsel,
                                                               Federated Investors; from
                                                               1991 to 1993, Staff Attorney,
                                                               Securities and  Exchange
                                                               Commission from 1988 to 1991

Richard H. Rose, 41            Treasurer                       Since 1994, Vice President, Division
First Data Investor Services                                   Manager, First Data Investor Services
   Group, Inc.                                                 Group, Inc., since 1988, Senior Vice
One Exchange Place                                             President, The Boston Company Advisors,
Boston, MA 02109                                               Inc.; Treasurer, Nations Institutional
                                                               Reserves, Nations Fund Trust, Nations Fund,
                                                               Inc. and Nations Fund Portfolios, Inc.

Joseph C. Viselli, 32          Assistant Treasurer             Since 1994, Director, First Data Investor
First Data Investor                                            Services Group, Inc., since 1992, Assistant
Services Group, Inc.                                           Vice President, The Boston Company
One Exchange Place                                             Advisors, Inc., since 1989, Senior
Boston, MA 02109                                               Accountant, Price Waterhouse LLP


                                       31


Susan Manter, 42               Assistant Treasurer             Since 1996, Vice President, First Data
First Data Investor Services                                   Investor Services Group, Inc., since 1994,
   Group Inc.                                                  Vice President, Scudder Stevens and Clark,
One Exchange Place                                             Inc., previously Senior Manager, Coopers &
Boston, MA  02109                                              Lybrand LLP



         Mr. Rose serves as Treasurer to certain other investment companies for which First Data Investor Services Group, Inc. or its affiliates serve as sponsor, distributor, administrator and/or investment adviser. Mr. Blank serves as Secretary and Treasurer, Chief Operating Officer to other investment companies for which Stephens Inc. serves as administrator.

         Each Director of the Company is also a Director of Nations Fund, Inc. and Nations Fund Portfolios, Inc. and a Trustee of Nations Fund Trust and Nations Institutional Reserves, each a registered investment company that is part of the Nations Fund Family. Richard H. Blank, Jr., Richard H. Rose, Joseph
C. Viselli, Susan Manter, Michael W. Nolte, Louise P. Newcomb and James E. Banks, Jr. are also officers of Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc. and Nations Institutional Reserves.

         As of the date of this SAI, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the LifeGoal Portfolios.

         The Company has adopted a Code of Ethics which, among other things, prohibits each access person of the Company from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a LifeGoal Portfolio, or (ii) was being purchased or sold by a LifeGoal Portfolio. For purposes of the Code of Ethics, an access person means (i) a Director or officer of the Company, (ii) any employee of the Company (or any company in a control relationship with the Company) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Company, and (iii) any natural person in a control relationship with the Company who obtains information concerning recommendations made to the Company regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Company any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate
enforcement,  the Code of  Ethics generally   requires  that  the  Company's
access persons, other than its "disinterested" Directors, submit reports to the Company's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

         The  Directors  and  officers  of  the  LifeGoal   Portfolios  will
receive compensation from the LifeGoal Portfolios as follows: an annual retainer of $1,000 ($3,000 for the Chairman of the Board), plus $500 per portfolio, and meeting fees of $1,000 for in-person meetings and $500 for telephone meetings. The Compensation Table below sets forth their aggregate compensation in such capacity.

DIRECTORS, TRUSTEES AND OFFICERS OF UNDERLYING NATIONS FUNDS

         The directors, trustees and officers of the underlying Nations Funds in which the LifeGoal Portfolios invest are identical to the persons above-named under the heading "Directors And Officers of the LifeGoal Portfolios".

NATIONS FUNDS RETIREMENT PLAN

         Under the terms of the Nations Funds Retirement Plan for Eligible Directors (the "Retirement Plan"), each director may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies (the "Funds") advised by the Adviser. If a director retires before reaching age 65, no benefits are payable. Each eligible director is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate director's fees payable by the Funds during the calendar year in which the director's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining age 65, the director's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director if he had not died. The Retirement Plan is unfunded. The benefits owed to each director are unsecured and subject to the general creditors of the Funds. Because no directors are currently eligible to receive payments under the Plan, no fees are disclosed below.



NATIONS FUNDS DEFERRED COMPENSATION PLAN

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Directors (the "Deferred Compensation Plan"), each director may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the director for that calendar year. An application was submitted to and approved by the SEC to permit deferring directors to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Retirement Plan. The Board of Directors, in its sole discretion, may accelerate or extend such payments after a director's termination of service. If a deferring director dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the director's death. If a deferring director dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the director. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring directors have the status of unsecured creditors of the Funds from which they are deferring compensation.

                               COMPENSATION TABLE



                                                                          ESTIMATED               TOTAL COMPENSATION
                           AGGREGATE             PENSION OR RETIREMENT    ANNUAL BENEFITS         FROM REGISTRANT AND
NAME OF PERSON             COMPENSATION          BENEFITS ACCRUED AS      UPON                    FUND COMPLEX PAID
POSITION (1)               FROM REGISTRANT (2)   PART OF FUND EXPENSES    RETIREMENT              TO DIRECTORS (3)(4)
----------------           -------------------   ---------------------   ---------------          ---------------------
Edmund L. Benson, III              $8500               [$19,488]            [$21,000]                   [$57,619]
Director

James Ermer                        $8500               [$19,488]            [$21,000]                   [$52,750]
Director

William H. Grigg                   $8500               [$19,488]            [$21,000]                   [$74,897]
Director

Thomas F. Keller                   $8500               [$19,488]            [$21,000]                   [$77,097]
Director

A. Max Walker                      $8500               [$19,488]            [$25,000]                   [$83,750]
Chairman of the Board

Charles B. Walker                  $8500               [$19,488]            [$21,000]                   [$52,250]
Director

Thomas S. Word                     $6500               [$19,488]            [$21,000]                   [$60,079]
Director

Carl E. Mundy, Jr.,                $8500                  [$0]              [$21,000]                   [$25,875]
Director



(1)  All  Directors  receive   reimbursements  for  expenses  related  to  their
     attendance at meetings of the Board of Directors. Officers of the Company receive no direct remuneration in such capacity from the Company.

(2) For current fiscal year and includes estimated future payments. Each Director receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors (or committee thereof) and $500 for attendance at each other meeting of the Board of Directors (or Committee thereof).

(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from nine investment companies, that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Item 22(a)(1)(v) of Schedule 14A of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from five investment companies deemed to be part of the Nations Fund complex.

(4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Directors: Edmund L. Benson, III ($28,994.19); William H. Grigg ($54,397.01); Thomas F. Keller ($58,096.19); and Thomas S. Word ($58,078.37).

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
                   TRANSFER AGENCY, SHAREHOLDER SERVICING AND
                             DISTRIBUTION AGREEMENTS

THE COMPANY AND ITS COMMON STOCK



         The Company is a diversified open-end management investment company organized as a corporation under the laws of the State of Maryland on July 3, 1996. The Company offers shares of common stock which represent interests in one of three separate LifeGoal Portfolios. This SAI relates to the following LifeGoal Portfolios of the Company: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio. Each LifeGoal Portfolio offers the following separate classes of shares: Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. Shares of each LifeGoal Portfolio of the Company are redeemable at the net asset value (less, in the case of Investor C Shares, any applicable contingent deferred sales charge ("CDSC")) thereof at the option of the holders thereof or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of share ownership, consult the Prospectuses under the captions "How To Buy Shares," "How To Redeem Shares" and "Organization And History."



         As used in this SAI and in the Prospectuses, the term "majority of the outstanding shares" of the Company, a particular LifeGoal Portfolio or a particular class of shares of a LifeGoal Portfolio means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, LifeGoal Portfolio or class (as appropriate) present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares entitled to vote, are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, LifeGoal Portfolio or class.

         The Board of Directors may classify or reclassify any unissued shares of the Company into shares of any class, classes or LifeGoal Portfolio in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any LifeGoal Portfolio or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

INVESTMENT ADVISORY ARRANGEMENTS OF THE LIFEGOAL PORTFOLIOS

      NBAI serves as investment adviser to the LifeGoal Portfolios pursuant to an Investment Advisory Agreement. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

         NBAI also serves as investment adviser to Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust and Nations Institutional Reserves, each a registered investment company that is part of the Nations Fund Family. In addition, NBAI serves as the investment adviser to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange.


         The Investment Advisory Agreement was approved by the Company's Board of Directors at the October 11, 1996 Meeting of the Board of Directors and by the initial shareholder. It provides that NBAI may delegate its duties to a sub-adviser. The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI, or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security. NBAI will receive fees for providing advisory services at the annual rate of .25% of the average daily value of each Portfolio's net assets during the preceding month. NBAI also has agreed to absorb all other expenses of the LifeGoal Portfolios (except taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). NBAI also is compensated for providing advisory services to the underlying Nations Funds in which the LifeGoal Portfolios invest. The Investment Advisory Agreement shall become effective with respect to a LifeGoal Portfolio if and when approved by the Directors of the Company, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Company's Board of Directors or (ii) the vote of "a majority of the outstanding voting securities" of a LifeGoal Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a LifeGoal Portfolio at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of a LifeGoal Portfolio) or by NBAI on 60 days' written notice.



         TradeStreet Investment Associates, Inc. ("TradeStreet") with principal offices at One NationsBank Plaza, Charlotte, North Carolina serves as investment sub-adviser to the LifeGoal Portfolios. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


         The Sub-Advisory Agreement was approved by the Company's Board of Directors on October 11,

1996 and by the initial shareholder. It provides that TradeStreet, subject to the supervision of NBAI and the Board of Directors of the Company, will be primarily responsible for managing the assets of each LifeGoal
Portfolio. TradeStreet
will receive fees for providing such services at the annual rate of .05% of the average daily value of each Portfolio's net assets during the preceding month. TradeStreet is also compensated for providing sub-advisory services to most of the underlying Nations Funds in which the LifeGoal Portfolio invest. The Sub-Advisory Agreement will continue in effect for an initial term of two years from its effective date and continues in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Sub-Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The respective LifeGoal Portfolios, NBAI or TradeStreet may terminate the Sub-Advisory Agreement, on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.


         Each Adviser has adopted a code of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These codes comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISORY ARRANGEMENTS OF THE UNDERLYING NATIONS FUNDS

         Effective January 1, 1996, NBAI, began serving as investment adviser to the underlying Nations Funds. Prior to January 1, 1996, NationsBank, through its Investment Management Division, served as investment adviser to the underlying Nations Funds. NationsBank is a wholly owned subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NationsBank and NationsBank Corporation are located at One NationsBank Plaza, Charlotte, North Carolina 28255. NationsBank is successor to NationsBank of North Carolina, N.A., which was merged with and into NationsBank of South Carolina, N.A. effective January 3, 1995.


         Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, NationsBank and its affiliates manage over $50 billion, including over $18 billion in Nations Fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliated organizations make available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.

         NationsBank restructured its Investment Management Group as of January 1, 1996 by reorganizing the division into two separate, wholly owned advisory subsidiaries, NBAI and TradeStreet. The restructuring resulted in the transfer of the Group's investment management and advisory functions to NBAI and TradeStreet. The investment professionals who formerly performed investment company management functions as employees of NationsBank continue to perform such services as employees of NBAI and TradeStreet. The restructuring did not change the scope and nature of investment advisory services provided to the LifeGoal Portfolios.



         Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations Fund Portfolios, Inc. and the International Equity Fund of Nations Fund, Inc., pursuant to a sub-advisory agreement. Gartmore Global Partners is a joint venture structured as a Delaware general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a U.K. company, which is the holding company for a leading UK-based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore plc.

         Pursuant to the terms of certain advisory and sub-advisory agreements, NBAI and Gartmore Global Partners, subject at all times to the control of the applicable Boards of Directors and in conformance with the stated policies of the applicable Nations Fund, select and manage the investments of the Nations Funds. NBAI obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Nations Funds. The sub-advisory agreement of these Funds provides that Gartmore Global Partners shall not be liable to the Company or to its shareholders for any act or omission by NBAI or Gartmore Global Partners or for any loss sustained by the Company or by its shareholders except in the case of NBAI's or Gartmore Global Partners' willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of NBAI or Gartmore Global Partners, as the case may be.

         TradeStreet serves as investment sub-adviser to all of the Funds except those for which Gartmore Global Partners serves as investment sub-adviser. The terms and provisions of the sub-advisory agreements are substantially similar, except with respect to fee levels, to the terms and provisions of the Sub-Advisory Agreement with the Company.


         For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: 0.25% of the first $250 million of the average daily net assets of Nations Prime Fund, plus 0.20% of the average daily net assets of such Fund in excess of $250 million; 0.60% of the average daily net assets of each of the Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; 0.75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund and Nations Disciplined Equity Fund; 0.75% of the first $100 million of the Nations Equity Income Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus 0.60% of the Fund's average daily net assets in excess of $250 million; 0.90% of the average daily net assets of Nations International Equity Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; and 0.90% of the average daily net assets of Nations Pacific Growth Fund.

         For the services provided and expenses assumed pursuant to sub-advisory agreements, TradeStreet is entitled to receive from NBAI sub-advisory fees computed daily and paid monthly, at the annual rates of 0.055% of Nations Prime Fund's average daily net assets; 0.20% of Nations Equity Income Fund's average daily net assets; 0.25% of Nations Value Fund's Nations Capital Growth Fund's,

Nations Emerging Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; 0.15% of Nations Short-Intermediate Government Fund's, Nations Short-Term Income Fund's, Nations Diversified Income Fund's, and Nations Strategic Fixed Income Fund's average daily net assets.


         For services provided and expenses assumed pursuant to a sub-advisory agreement, Gartmore Global Partners is entitled to receive from NBAI sub-advisory fees, compute daily and paid monthly at the annual rates of 0.70% of Nations International Equity Fund's average daily net assets; 0.70% of Nations Pacific Growth Fund's average daily net assets and 0.54% of Nations Global Government Income Fund's daily net assets. From time to time, NationsBank (and/or TradeStreet and/or Gartmore Global Partners) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.

         For the fiscal period from December 1, 1995 to December 31, 1995, after waivers, Nations Fund Trust paid NationsBank under a prior Investment Advisory Agreement advisory fees at the indicated rates of the following Nations Funds' average daily net assets: Nations Value Fund -- 0.75%; Nations Capital Growth Fund -- 0.75%; Nations Emerging Growth Fund -- 0.75%; Nations Disciplined Equity Fund -- 0.75%; Nations Short-Intermediate Government Fund -- 0.37%; Nations Short-Term Income Fund -- 0.27%; Nations Diversified Income Fund -- 0.50%; and Nations Strategic Fixed Income Fund -- 0.50%

         For the fiscal period from June 1, 1995 to December 31, 1995, after waivers, Nations Fund, Inc. paid NationsBank under a prior Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- 0.18%; Nations Equity Income Fund -- 0.67% and Nations International Equity Fund -- 0.22%.

         For the fiscal period from June 30, 1995 to December 31, 1995, after waivers, Nations Portfolios paid NationsBank under a prior to Investment Advisory Agreement advisory fees at the indicted rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- 0.25% and Nations Pacific Growth Fund -- 0.20%.

         For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, Nations Fund Trust paid NBAI under the current Investment Advisory Agreement advisory fees at the indicates rates of the following Funds' average daily net assets: Nations Value Fund -- 0.75%; Nations Capital Growth Fund -- 0.75%; Nations Emerging Growth Fund -- 0.75%; Nations Disciplined Equity Fund -- 0.75%; Nations Short-Intermediate Government Fund -- 0.37%; Nations Short-Term Income Fund -- 0.27%; Nations Diversified Income Fund -- 0.50%; and Nations Strategic Fixed Income Fund -- 0.50%.

         For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, Nations Fund, Inc. paid NBAI under the current Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- 0.18%; Nations Equity Income Fund -- 0.67% and Nations International Equity Fund -- 0.22%.

         For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, Nations Portfolios paid NBAI under the current Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund

-- 0.25% and Nations Pacific Growth Fund -- 0.20%.

         For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, NBAI paid TradeStreet under the current Sub-Advisory Agreement sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- 0.25%; Nations Capital Growth Fund -- 0.25%; Nations Emerging Growth Fund -- 0.25%; Nations Short-Intermediate Government Fund -- 0.15%; Nations Diversified Income Fund -- 0.15%; Nations Strategic Fixed Income Fund -- 0.15%; Nations Prime Fund -- 0.055%; and Nations Equity Income Fund -- .20%.

         For the fiscal period from June 1, 1995 to March 31, 1996, after waivers, NBAI or its predecessor NationsBank paid Gartmore Global Partners or its predecessor sub-advisory fees at the rate of 0.67% of the average daily net assets of Nations International Equity Fund.

         For the fiscal period from January 1, 1996 to March 31, 1996, after waivers, NBAI paid Gartmore Global Partners or its predecessors sub-advisory fees at the indicated rates of the following Funds average daily net assets:
Nations Emerging Markets Fund -- 0.85% and Nations Pacific Growth Fund -- 0.70%.

         Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager for Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.

         Sharon M. Herrmann, CFA, is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been Portfolio Manager for Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

         Eric S. Williams, CFA, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr Williams has been Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

         Stephen Watson has been Principal Portfolio Manager for Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined the Gartmore Group as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is currently a member of the Securities Institute.

         Philip Ehrmann is Principal Portfolio Manager for Nations Emerging Markets Fund and is the head of the Gartmore Emerging Markets Team. He has been Portfolio Manager for the Fund since 1995. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitmann Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

         Seok Teoh is Principal Portfolio Manager of the Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

         Philip J. Sanders, CFA, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at
NationsBank.  Mr. Sanders has worked in the financial   investment  community
since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from the University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

         Edward E. (Jack) Smiley, Jr., CFA, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund. Mr. Smiley has been Portfolio Manager for Nations Emerging Growth Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1968. His past experience includes management consulting and portfolio management for Interfirst Investment Management, Merrill Lynch and Dean Witter. Mr. Smiley received a B.B.A. in Management from Southern Methodist
University.   He  holds  the  Chartered  Financial  Analyst designation  and is a member of the Association for Investment Management and Research as well as the Dallas Association of Investment Analysts.

         Jeffery C. Moser, CFA, is a Senior Product Manager, Equity Management for TradeStreet
and Senior Portfolio Manager for Nations  Disciplined Equity Fund. Mr. Moser has
been  Portfolio  Manager  for  Nations   Disciplined  Equity  Fund  since  1995.
Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

        Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund. He has been Portfolio Manager for Nations Equity Index Fund since 1993. Prior to assuming his position with TradeStreet, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

         Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at
NationsBank.  Mr. Cobb has worked in the investment   community  since  1987.
His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.

         Mark S. Ahnrud, CFA, is a Director of Fixed Income Management for TradeStreet and the Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been the Portfolio Manager for the Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

         John S. Swaim is a Senior Product Manager,  Fixed Income Management for
TradeStreet  and  Senior  Portfolio   Manager  for  Nations   Short-Intermediate
Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.

         David M. Hetherington, CFA, is Managing Director of Fixed Income Management for TradeStreet. Mr. Hetherington is responsible for overseeing all fixed income product management and is Senior Portfolio Manager for Nations Short-Term Income Fund. Mr. Hetherington has been Portfolio Manager for Nations Short-Term Income Fund since 1995. Previously he was Senior Vice President and Director of Fixed Income for the Investment Management Group at NationsBank. Mr. Hetherington has worked in the investment community since 1975. His past experience includes working as a portfolio manager, a trust investment officer and a securities analyst for First Citizens Bank and Deposit Guarantee as well as working as an Economist for the U.S. Department of Labor in the Bureau of Labor Statistics. Mr. Hetherington received a B.A. in Economics from Duke University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research.


         Mark Rimmer is the principal portfolio manager of the Nations Global Government Income Fund and has been an International Fixed Income Manager with the Gartmore Group since 1990. He joined Gulf International Bank in 1986 on the trading desk, and subsequently joined their Investment Management Group in 1988, managing multi-currency funds for institutional clients in the Gulf region. Prior to that he was associated with Sumitomo Finance International as a senior trader. Mr. Rimmer graduated from Cambridge University in 1984 with an honors degree in Economics. Mr. Rimmer also is a member of the Institute of Investment Management and Research.



ADMINISTRATOR AND CO-ADMINISTRATOR

         The  Company  has  retained  Stephens  Inc.  ("Administrator")  as  the
administrator   and   First   Data   Investors   Services   Group,   Inc.   (the
"Co-Administrator") as the co-administrator of the LifeGoal Portfolios.

         The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Directors on July 10, 1996. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee of $10,000 per year per LifeGoal Portfolio, which will be absorbed by NBAI.

         Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the LifeGoal Portfolios, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Company,
(iii) furnish corporate secretarial services to the Company, including coordinating the preparation and distribution of materials for Board of Directors meetings, (iv) coordinate the provision of legal advice to the Company with respect to regulatory matters, (v) coordinate the preparation of reports to the Company's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Company by the Co-Administrator, the Transfer Agents and the Custodians, and (vii) generally assist in all aspects of the Company's operations. Additionally,
the  Administrator  is authorized to receive,   as  agent  for  the
Co-Administrator,   the  fees  payable  to  the Co-Administrator   by  the
Company  for  its   services   rendered   under  the Co-Administration
Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

         Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the LifeGoal Portfolios, (ii) compute each Portfolio's net asset value and net
income, (iii) accumulate information required for the Company's reports to shareholders and the SEC, (iv) prepare and file the Company's Federal and state tax returns, (v) perform monthly compliance testing for the Company, and
(vi) prepare and furnish  the  Company   monthly  broker  security   transaction
summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

         The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Directors, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the non-assigning party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the
LifeGoal Portfolios or  to their   shareholders   except   in  the  case of the
Administrator's or Co-Administrator's respective willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As discussed under the caption "Expenses," the Administrator and Co-Administrator will be required to reduce their fee from the Company, in direct proportion to the fees payable to the Administrator and Co-Administrator by the Company, if the expenses of the Company exceed the applicable expense limitation of any state in which the LifeGoal Portfolios' shares are registered or qualified for sale.

DISTRIBUTOR

         Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the LifeGoal Portfolios.

         At a meeting  held on July 10, 1996,  the Board of  Directors  selected
Stephens   Inc.  as   Distributor,   and  approved  a   distribution   agreement
("Distribution Agreement") with the Distributor. Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the LifeGoal Portfolios on a continuous basis and transmits purchase and redemption orders that its receives to the Company or the Transfer Agent (as defined under the caption "Transfer Agents and Custodian"). Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the LifeGoal Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Directors or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of a Portfolio and (ii) a majority of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Portfolio, without penalty, on 60 days' notice by the Board of Directors, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, or by the Distributor.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS FOR INVESTOR SHARES

         Investor A Shares

         The Company has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares.

The Investor A Plan provides that each Portfolio may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with the Company ("Servicing Agents"), up to 0.25% (on an annualized basis) of the average daily net asset value of such Fund.

         Payments under the Investor A Plan may be made to the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan, or to Servicing Agents that have entered into a Shareholder Servicing Agreement with the Company for providing shareholder support services to their customers ("Customers") which hold of record or beneficially Investor A Shares of a Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of the LifeGoal Portfolios may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to the Company's distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A
Shares  pursuant to specific  or  pre-authorized   instructions;   (iii)
processing dividend and distribution payments from the Company on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares; (v) arranging for bank wires;
(vi) responding to their Customers' inquiries concerning their investment in Investor A Shares; (vii) providing subaccounting with respect to Investor A Shares beneficially owned by their Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers; (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and
(xi) providing such other similar services as the Company may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations.

         Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund.

         Investor C Shares

         The Directors of the Company have approved a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor C Shares of the LifeGoal Portfolios (the "Investor C Plan"). Pursuant to the Investor C Plan, each Portfolio may pay the Distributor for certain expenses that are incurred in connection with the distribution of shares. Payments under the Investor C Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Portfolio. Payments to the Distributor pursuant to the Investor C Plan will be used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares, (ii) for promotional activities intended to result in the sale of Investor C Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Investor C Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor C Shares. Fees received by the Distributor pursuant to the Investor C Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

         Pursuant to the Investor C Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor C Shares of the LifeGoal Portfolios. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the LifeGoal Portfolios held of record or beneficially by such Customers. The sales support services provided by Selling Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders.

         Fees paid pursuant to the Investor C Plan are accrued daily and paid monthly, and are charged as expenses of the relevant shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor C Plan in any given year may exceed the sum of the fees received under the Investor C Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor C Plan is in effect. If the Investor C Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

         In addition, the Directors have approved a Shareholder Servicing Plan ("Servicing Plan") with respect to the Investor C Shares of the LifeGoal Portfolios (the "Investor C Servicing Plan"). Pursuant to the Investor C Servicing Plan, each Fund may pay banks, broker/dealers or other financial
institutions  that have  entered  into  a  Shareholder   Servicing   Agreement
with Nations Fund ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under the Investor C Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the LifeGoal Portfolios' Investor C Shares. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for such Investor C Shares from Customers and transmitting promptly net purchase and redemption orders to the Company's distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor C Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor C Shares; (vii) providing subaccounting with respect to such Investor C Shares beneficially owned by Customers or providing the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

         Information Applicable to Investor A and  Investor C Shares

         The Investor A Plan, the Investor C Plan and the Investor C Servicing Plan, (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Plans is subject to, among other things, the National Association of Securities Dealers, Inc.'s ("NASD") Rules of Fair Practice governing receipt by NASD members of shareholder servicing plan fees from registered investment companies (the "NASD Servicing Plan Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Servicing Plan Rule.

         Each Plan requires the officers of the Company or the Distributor to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on July 10, 1996. The Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the respective Investor A or Investor C Shares and the holders of such shares. The Plans have been approved by the initial shareholders.

         Each Plan may be terminated with respect to its shares by vote of a majority of the Qualified Directors or by vote of a majority of holders of its outstanding voting securities. Any change in a Plan that would increase materially the distribution expenses paid by the Investor A or Investor C Shares requires shareholder approval; otherwise, each Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Investor C Servicing Plan may be terminated by a vote of a majority of the Qualified Directors. As long as a Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

         Conflict of interest restrictions may apply to the receipt by Selling, and/or Servicing Agents of compensation from Nations Fund in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money maneuvers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor Shares.

SHAREHOLDER ADMINISTRATION PLAN (PRIMARY B SHARES)

      As stated in the Prospectus describing the Primary B Shares, the Company has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Company may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Primary B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their Customers who may from time to time own of record or beneficially Primary B Shares in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

      The Administration Plan also provides that in no event may the portion of the shareholder administration fee that constitutes a "service fee," as the term is defined in the NASD Servicing Plan Rule, exceed 0.25% of the average daily net asset value of the Primary B Shares of a Portfolio. In addition, to the extent any portion of the fees payable under the Plan is deemed to be for services primarily intended to result in the sale of Portfolio Primary B Shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act. Such Plan shall continue in effect as long as the Board of Directors, including a majority of the
Qualified   Directors, specifically approves the Plan at least annually.

EXPENSES

         The Administrator and/or Co-Administrator furnishes, without additional cost to the Company, the services of the Treasurer and Secretary of the Company and such other personnel (other than the personnel of the Adviser or Sub-Adviser) as are required for the proper conduct of the Company's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Company's Shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A and Investor

C Shares of each Portfolio, sales-related expenses incurred by the Distributor may be reimbursed by the Company.

         The Company pays, or causes to be paid, all other expenses of the Company, including without limitation: the fees of the Adviser, the Sub-Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company;
brokerage commissions chargeable to the Company in connection with fund securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Company to Federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Company and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Company (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Company's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relative to the Company; membership dues of industry associations; interest payable on Company borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operation unless otherwise explicitly assumed by the Adviser (and/or the Sub-Adviser), the Administrator or Co-Administrator.

         Expenses of the Company which are not directly attributable to the operations of any class of shares or LifeGoal Portfolio are pro-rated among all classes of shares or LifeGoal Portfolios of the Company based upon the relative net assets of each class or LifeGoal Portfolio. Expenses of the
Company  which are not directly   attributable   to  a  specific  class  of
shares but are directly attributable to a specific Portfolio are prorated among all the classes of shares of such Portfolio based upon the relative net assets of each such class of shares. Expenses of the Company which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

TRANSFER AGENTS AND CUSTODIANS

         First Data Investors Services Group, Inc., a wholly owned subsidiary of First Data Corporation, is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and serves as transfer agent (the "Transfer Agent") for the Company's Primary Shares and Investor Shares. Under a transfer agency agreement, the Transfer Agent maintains shareholder account records for the Company, handles certain communications between shareholders and the Company, distributes dividends and distributions payable by the Company to shareholders and produces statements with respect to account activity for the Company and its shareholders for these services. The Transfer Agent is entitled to receive fees from Nations LifeGoal under a "cost plus" formula as set forth in a schedule to the Transfer Agency Agreement. This formula would (i) reimburse First Data for its costs incurred in providing transfer agency and shareholder services under such Agreement, and (ii) provide a specific profit margin to First Data which declines over the term of such Agreement. It is proposed that these fees, in turn, be reimbursed by the underlying Nations Funds in which the LifeGoal Portfolios invest pursuant to a separate agreement between Nations LifeGoal and the underlying Nations Funds. To the extent that such fees are not reimbursed by the underlying Nations Funds, NBAI will be obligated to reimburse the remainder of such fees. NationsBank of Texas, N.A. serves as sub-transfer agent for each LifeGoal Portfolio's Primary Shares.

         NationsBank of Texas, N.A. serves as custodian (the "Custodian") for the portfolio securities and cash of the LifeGoal Portfolios. The Custodian maintains custody of the LifeGoal Portfolios' securities cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the LifeGoal Portfolios for payments of dividends, distributions and redemptions, endorses and collects on behalf of the LifeGoal Portfolios all checks, and receives all dividends and other distributions made on securities owned by the LifeGoal Portfolios. The Custodian receives no compensation from the LifeGoal Portfolios.

                       INDEPENDENT ACCOUNTANT AND REPORTS

         At least semi-annually, the Company will furnish shareholders of the LifeGoal Portfolios with a list of the investments held in the LifeGoal Portfolios and financial statements for the LifeGoal Portfolios. The annual financial statements will be audited by the Company's independent accountant. The Board of Directors has selected Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 as the Company's independent accountant to audit the Company's books and review the Company's tax returns for the LifeGoal Portfolios' fiscal years ending on and after March 31, 1997.




         The statement of assets and liabilities of the LifeGoal Portfolios at October 1, 1996, included herein, has been so included in reliance upon the report of the Independent Accountants, Price Waterhouse LLP, given on the authority of said firm as experts in auditing and accounting.



                                     COUNSEL

         Morrison & Foerster LLP serves as legal counsel to the Company. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

PENDING LEGAL PROCEEDINGS


         A purported class action lawsuit against, among others, Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the Nations Government Securities Fund, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the fund and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the fund. Plaintiffs further allege that, among other things, defendants concealed the risks associated with the fund by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

                      ADDITIONAL INFORMATION ON PERFORMANCE

         Yield information and other performance information for the Company's LifeGoal Portfolios may be obtained by calling the Company at (800) 321-7854.

         From time to time, the yield and total return of a LifeGoal Portfolio's Investor Shares and Primary Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Each LifeGoal Portfolio of the Company also may quote information obtained from the Investment Company Institute in its advertising materials and sales literature. Performance information is available by calling 1-800-321-7854 with respect to Investor Shares and 1-800-621-2192 with respect to Primary Shares.

YIELD CALCULATIONS

         The yield of the Primary Shares and Investor Shares of the LifeGoal Portfolios is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. Yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

         Yield = 2[(a-b + 1)6 1]
                     cd

Where:     a    =     dividends and interest earned during the period
           b    =     expenses accrued for the period (net of reimbursements)

           c    =     average daily number of shares outstanding during
                      the period that were entitled to receive dividends
           d    =     maximum offering price per share on the last day of
                      the period

         For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

         Income calculated for the purposes of calculating a LifeGoal Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a LifeGoal Portfolio may differ from the rate of distributions a LifeGoal Portfolio paid over the same period or the rate of income reported in the LifeGoal Portfolios' financial statements.

TOTAL RETURN CALCULATIONS

         Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Portfolio. The LifeGoal Portfolios' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC.

         Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:     P       =     a hypothetical initial payment of $1,000

           T       =     average annual total return

           n       =     number of years

           ERV     =     ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

            CTR    =     (ERV-P) 100
                              P

Where:     CTR     =     Cumulative total return

           ERV     =     ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of such period

            P      =     initial payment of $ 1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         The Primary Shares and Investor Shares of the LifeGoal Portfolios may also quote their distribution rates, which express the historical amount of income dividends paid to their shareholders during a one-month (in the case of [ ] Portfolio) or a three-month (in the case of the [ ] Portfolio) period as a percentage of the maximum offering price per share on the last day of such period.

         The performance figures of the LifeGoal Portfolios as described above will vary from time to time depending upon market and economic conditions, the composition of their portfolios and operating expenses. These factors should be considered when comparing the performance figures of the LifeGoal Portfolios with those of other investment companies and investment vehicles.

         The LifeGoal Portfolios may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by
independent services  or  other  financial  or  industry   publications   that
monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a LifeGoal Portfolio may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a LifeGoal Portfolio.


MISCELLANEOUS

CERTAIN RECORD HOLDERS


         As of October 1, 1996, Stephens Inc. owned of record 100% of the outstanding shares of the Company and may be deemed a controlling person of the Company under the 1940 Act.
                                       53

                        [Price Waterhouse LLP Letterhead)


                        Report of Independent Accountants

To the Shareholder and Board
of Directors of Nations LifeGoal Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities present fairly, in all materials respects, the financial position of LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (constituting Nations LifeGoal Funds, Inc., hereafter referred to as the "Company") at October 1, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
October 2, 1996

NATIONS LIFEGOAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 1, 1996



                                                                        Balanced        Income and
                                                         Growth          Growth           Growth
                                                       Portfolio        Portfolio       Portfolio

ASSETS:
Cash................................................      $40,000         $30,000          $30,000
Deferred organizational expenses (Note 1)...........       61,254          61,254           61,254
Offering costs (Note 1).............................       45,000          45,000           45,000
                                                           ------          ------           ------


     Total Assets ..................................      146,254         136,254          136,254


LIABILITIES:
Accrued organizational expenses (Note 1).....              61,254          61,254           61,254
Accrued offering costs (Note 1)....................        45,000          45,000           45,000
                                                           ------          ------           ------

     Total Liabilities ................................   106,254         106,254          106,254
                                                          -------         -------          -------

NET ASSETS:
     Primary A Shares..................................   $40,000         $30,000          $30,000
                                                          =======         =======          =======


SHARES OF BENEFICIAL INTEREST  OUTSTANDING:
     Primary A  Shares.................................     4,000           3,000            3,000


PRIMARY A SHARES:
Net asset value, offering and redemption price per
share of beneficial interest
outstanding............................................    $10.00      $    10.00       $    10.00
                                                            =====      ==========       ==========



NOTES TO STATEMENTS OF ASSETS AND LIABILITIES

1. Nations LifeGoal Funds, Inc. (the "Company") was organized as a Maryland Corporation on July 3, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was established in order to offer a range of asset allocation strategies to accommodate different investment philosophies and goals. The Company offers three Portfolios: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (individually, a "LifeGoal Portfolio", collectively the "LifeGoal Portfolios"). The LifeGoal Portfolios currently offer four classes of shares: Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. Shareholders of LifeGoal Portfolios have equal voting rights on matters affecting all shareholders of the LifeGoal Portfolios equally. Each class of shares of a LifeGoal Portfolio has exclusive voting rights on matters that relate solely to its class, and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. In addition to its own expenses, each LifeGoal Portfolio will indirectly bear their pro-rata share of fees and expenses incurred by the underlying funds they invest in. Pursuant to an exemptive order the LifeGoal Portfolios will begin investing, within certain percentage ranges, substantially all of their assets in the Primary A Shares of certain other funds in the Nations Fund Family. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Company has had no operations other than organizational matters and the issuance and sale of Primary A Shares of each of the LifeGoal Portfolios to Stephens Inc. ("Stephens"), the Company's administrator.

Costs incurred by the LifeGoal Portfolios in connection with their organization will be deferred and amortized on a straight line basis over the period of benefit not to exceed sixty months. Initial offering costs will be deferred and amortized over the twelve month period from the date upon which each LifeGoal Portfolio commences its investment operations. If any of the initial shares are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of the then unamortized organization costs.

Expenses: General expenses of the Company are allocated to the relevant LifeGoal Portfolios based upon relative net assets. Operating expenses directly attributable to a LifeGoal Portfolio or class of shares are charged to that LifeGoal Portfolio's or class' operations. Expenses of each LifeGoal Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Company has entered into an Investment Advisory Agreement with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank. For its investment advisory services to the LifeGoal Portfolios, NBAI is entitled to receive an advisory fee calculated at an annual rate of 0.25% of the value of the average daily net assets of each LifeGoal Portfolio. LifeGoal Portfolios pay advisory fee


TradeStreet Investment Associates, Inc. ("TradeStreet") , a wholly owned subsidiary of NationsBank serves as investment sub-adviser to the LifeGoal Portfolios. For its investment sub-advisory services to the LifeGoal Portfolios, NBAI compensates TradeStreet at an annual rate of .05% of the value of the average daily net assets of each LifeGoal Portfolio.

NBAI has agreed to absorb all other expenses of the LifeGoal Portfolios (except brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). From time to time, NBAI may waive advisory fees and/or reimburse expenses payable by a LifeGoal Portfolio.

Stephens serves as the Administrator of the Company pursuant to an Administration Agreement. Stephens will not receive any fees from LifeGoal Portfolios for these services. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the Co-administrator of the LifeGoal Portfolios pursuant to a Co-Administration Agreement. First Data is entitled to receive an annual fee of $10,000 per LifeGoal Portfolio.

3.   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

Each LifeGoal Portfolio has adopted shareholder administration plans ("Administration Plan") for Primary B Shares of each LifeGoal Portfolio, shareholder servicing and distribution plans ("Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each LifeGoal Portfolio, a shareholder servicing plan ("Servicing Plan") for Investor C Shares of each LifeGoal Portfolio and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor C Shares of each LifeGoal Portfolio. The Administration Plan permits the LifeGoal Portfolios to compensate Institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the LifeGoal Portfolios to compensate (i) Servicing Agents and Selling Agents that have entered into a servicing agreement with the LifeGoal Portfolios for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the LifeGoal Portfolios to compensate Servicing

Agents for services provided to their customers that own Investor C Shares. The Distribution Plan permits the LifeGoal Portfolios to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the LifeGoal Portfolios' Investor C Shares. Payments under the plans are accrued daily and paid monthly at a rate set from time to time by the LifeGoal Portfolios, provided that the annual rate may not exceed the following rates: the Administration Plan may not exceed 0.60% of the average daily net asset value of Primary B Shares, the Investor A Plan may not exceed 0.25% of the average daily net asset value of Investor A Shares, the Servicing Plan may not exceed 0.25% of the average daily net asset value of Investor C Shares and the Distribution Plan may not exceed 0.75% of the average daily net asset value of Investor C Shares. Fees paid pursuant to the plans are charged as expenses of Primary B Shares, Investor A Shares and Investor C Shares, respectively, of each LifeGoal Portfolio as accrued.


                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

         The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment grade securities.

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

                   BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

          To provide more detailed indications of credit quality, the AA, A and
 BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

          The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

                            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                           A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                  Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bond which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being
 rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks
 in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the s trongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

          The following summarizes the highest four ratings used by Duff &
Phelps
 Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.


                 AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  AA - Bonds  that  are  rated  AA are of high  credit  quality.
         Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

          To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch
 Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

                  AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                 AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                  A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

                  MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                 MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

        The following summarizes the two highest ratings used by S&P for short-term municipal notes:

                  SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                  SP-2 -- Satisfactory capacity to pay principal and interest.

        The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of LifeGoal Funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes that the securities are investment grade:

                  F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                  F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         For commercial paper, D&P uses the short-term debt ratings described above.

         For commercial paper, Fitch uses the short-term debt ratings described above.

         Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization
including,  where  applicable,   holding
company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

                  AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

                  AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

                  A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"):

                  AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

                  AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                  A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                  BBB  -  Obligations   for  which  there  is  currently  a  low
         expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

                  A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the three highest short-term debt ratings used by IBCA:

         A-1+ Where issues possess a particularly strong credit feature.

         A-1 Obligations supported by the highest capacity for timely repayment.

         A-2      Obligations supported by a good capacity for timely repayment.

                          NATIONS LIFEGOAL FUNDS, INC.

                         FILE NOS. 333-09703 ; 811-07745

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

(a) (1) Report of Independent Accountants of October 1, 1996 is incorporated by reference to Item 23 of the Statement of Additional Information

(a) (2) Statement of assets and liabilities at October 1, 1996, is incorporated by reference to Item 23 of the Statement of Additional Information

(b) Exhibits




Exhibit
Number                         Description


(1) Articles of Incorporation, dated July 3, 1996 is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996




(1) (b)  Form of Articles of Amendment, filed herewith



(2) By-Laws, dated July 10, 1996 is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996


(3)      Not Applicable

(4)      None

(5)(a) Form of Investment Advisory Agreement between Nations LifeGoal Funds, Inc. and NationsBanc Advisors, Inc., filed herewith


(5)(b) Form of Sub-Advisory Agreement with NationsBanc Advisors, Inc., TradeStreet Investment Associates, Inc. and Nations LifeGoal Funds, Inc. on behalf of LifeGoal Growth Portfolios, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio, filed herewith




(6)(a) Form of Distribution Agreement between Stephens Inc. and Nations LifeGoal Funds, Inc. is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(6)(b) Form of Sales Support Agreement is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(6)(c) Form of Shareholder Servicing Agreement is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996


(7)      Deferred Compensation Plan, to be filed by Amendment.


(8) Form of Custody Agreement between Nations LifeGoal Funds, Inc. and NationsBank of Texas, N.A. is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996

(9)(a)   Transfer Agency Agreement, to be filed by Amendment


(9)(b) Form of Amendment to Transfer Agency and Services Agreement is incorporated by Reference to the Registration Statement on Form N1-A filed on August 7, 1996


(9)(c) Supplement to Transfer Agency and Services Agreement, to be filed by Amendment

(9)(d)   Sub-Transfer Agency and Services Agreement, to be filed by Amendment


(9)(e) Form of Amendment to Sub-Transfer Agency and Services Agreement is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(9)(f) Form of Administration Agreement between Stephens Inc. and Nations LifeGoal Funds, Inc. is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(9)(g)   Form  of  Co-Administration   Agreement  between  First  Data  Investor
         Services Group, Inc. and Nations LifeGoal Funds, Inc. is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(10) Opinion and Consent of Counsel is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(11)     Consent of Independent Accountants, filed herewith


(12)     Not Applicable


(13)     Investment Letter, filed herewith


(14)     Not Applicable


(15)(a) Form of Shareholder Servicing and Distribution Plan, Investor A Shares is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(15)(b) Form of Shareholder Servicing Plan, Investor C Shares is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(15)(c) Form of Distribution Plan, Investor C Shares is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996



(15)(d) Form of Shareholder Administration Plan, Primary B Shares is incorporated by reference to the Registration Statement on Form N1-A filed on August 7, 1996


(16)     Schedule for Computation of Performance Data, to be filed by Amendment

(27)     Not Applicable

(18)     Rule 18f-3 Multi-Class Plan, filed herewith

Item 25.      Persons Controlled or Under Common Control with Registrant.

              No  person  is  controlled   by  or  under  common   control  with
Registrant.

Item 26.      Number of Holders of Securities.


              As of October 1, 1996, Stephens Inc. held all securities of the Registrant.


Item 27.  Indemnification.

              The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

              (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's Bylaws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such Bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

              (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

              Under the terms of Maryland Corporation Law and the Registrant's Charter and ByLaws, incorporated by reference as Exhibits (1) and (2) hereto, provides for the indemnification of Registrant's directors and employees. Indemnification of Registrant's principal underwriter, custodian, and transfer agent is provided for respectively, in the Registrant's: Administration Agreement with Stephens Inc.; Co-Administration Agreement with First Data Investor Services Group, Inc.; Distribution Agreement with Stephens Inc.; Custody Agreement with NationsBank of Texas, N.A.; and Transfer Agency Agreement with First Data Investor Services Group, Inc.

Item 28.  Business and Other Connections of Investment Adviser.

         (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except as set forth in the Forms ADV referenced below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

         (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

         (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form ADV filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).


Item 29.  Principal Underwriters.

      (a) Stephens Inc. is the distributor and principal underwriter for Nations LifeGoal Funds, Inc. Stephens Inc. does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios Inc., Nations Institutional Reserves, the Overland Express Funds, Inc., MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations
Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Nations Balanced Target Maturity Fund, Inc., closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no.
501-15510).

      (c)     Not applicable.

Item 30.  Location of Accounts and Records.

      (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

      (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Adviser).

      (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor and as Administrator).

      (4) First Data Investors Services Group, Inc., One Exchange Place, Boston,
        Massachusetts    02109   (records    relating   to   its   function   as
        Co-Administrator and Transfer Agent).

      (5) NationsBank of Texas, N.A. 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent and Custodian).

Item 31.  Management Services

              Not Applicable.

Item 32.  Undertakings.

      (a) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

      (b) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective
Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, and State of Arkansas on the 8th day of October, 1996.

                                        Nations LifeGoal Funds, Inc.


                                        By    *
                                            A. Max Walker
                                            President and Chairman of the Board
                                            of Trustees


                                        By  /s/ Richard H. Blank, Jr.
                                            Richard H. Blank, Jr.
                                            *Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                 SIGNATURES                                     TITLE                           DATE

                  *                            President and Chairman of the Board of    October 8, 1996
----------------------------------------       Directors
(A. Max Walker)                                (Principal Executive Officer)


                  *                            Treasurer                                 October 8, 1996
----------------------------------------       Vice President
(Richard H. Rose)                              (Principal Financial and
                                               Accounting Officer)


                  *                            Director                                  October 8, 1996
----------------------------------------
(Edmund L. Benson, III)

                  *                            Director                                  October 8, 1996
----------------------------------------
(James Ermer)

                  *                            Director                                  October 8, 1996
----------------------------------------
(William H. Grigg)

                  *                            Director                                  October 8, 1996
----------------------------------------
(Thomas F. Keller)




                  *                            Director                                  October 8, 1996
----------------------------------------
(Carl E. Mundy, Jr.)

                  *                            Director                                  October 8, 1996
----------------------------------------
(Charles B. Walker)

                  *                            Director                                  October 8, 1996
----------------------------------------
(Thomas S. Word)

/s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact



                                POWER OF ATTORNEY


              Edmund L. Benson, III, whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.

Dated:  July 11, 1996



                                        _/s/ Edmund L. Benson, III____________
                                             Edmund L. Benson, III

                                POWER OF ATTORNEY


              James Ermer, whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                            __ /s/ James Ermer________________
                                   James Ermer

                                POWER OF ATTORNEY


              William H. Grigg, whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                           _/s/ William H. Grigg_____
                                William H. Grigg

                                POWER OF ATTORNEY


              Thomas F. Keller, whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                           _/s/ Thomas F. Keller______________
                                Thomas F. Keller

                                POWER OF ATTORNEY


              A. Max Walker, whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                            _ /s/ A. Max Walker_____________
                                  A. Max Walker

                                POWER OF ATTORNEY


              Charles B. Walker, whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                           _/s/ Charles B. Walker________________
                                Charles B. Walker

                                POWER OF ATTORNEY


              Thomas S. Word, Jr., whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                                           _/s/ Thomas S.Word. Jr.________
                                                Thomas S. Word, Jr.

                                POWER OF ATTORNEY


              Richard H. Rose, whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                                           _/s/ Richard H. Rose, Jr.____________
                                                Richard H. Rose, Jr.

                                POWER OF ATTORNEY


              Carl E. Mundy, Jr., whose signature appears below, does hereby constitute and appoint R. Gregory Feltus, Robert M. Kurucza, Marco E. Adelfio, Steven G. Cravath and Richard H. Blank, Jr., each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Nations LifeGoal Funds, Inc. (the "Company"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Company's
Registration   Statement  on  Form  N-1A   pursuant  to  said  Acts,   including
specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Company any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, individually or collectively, shall do or cause to be done by virtue thereof.


Dated:  July 11, 1996



                                             /s/ Carl E. Mundy, Jr._______
                                                 Carl E. Mundy, Jr.

                                INDEX TO EXHIBITS


EXHIBIT NO.                    DESCRIPTION OF EXHIBIT


EX99.B1(b)                     Form of Articles of Amendment
EX99.B5(a)                     Form of Investment Advisory Agreement
EX99.B5(b)                     Form of Sub-Advisory Agreement
EX99.B11                       Consent of Independent Accountants
EX99.B13                       Investment Letter
EX99.B18                       Rule 18f-3 Multi-Class Plan
